UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3114

Fidelity Select Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Select Air Transportation Portfolio

May 31, 2010

1.802153.106

AIR-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
AEROSPACE & DEFENSE - 30.4%
Aerospace & Defense - 30.4%
Alliant Techsystems, Inc. (a)	29,400	$ 2,022,426
BAE Systems PLC	28,500	133,714
BE Aerospace, Inc. (a)	111,700	3,029,304
Bombardier, Inc. Class B (sub. vtg.) (c)	901,500	4,190,010
Esterline Technologies Corp. (a)	14,900	799,534
Goodrich Corp.	98,800	6,856,720
Heico Corp. Class A	48,749	1,462,957
Ladish Co., Inc. (a)	6,300	159,264
Northrop Grumman Corp.	18,200	1,100,918
Precision Castparts Corp.	63,000	7,352,100
Rockwell Collins, Inc.	57,100	3,331,214
Spirit AeroSystems Holdings, Inc. Class A (a)	163,616	3,187,240
Teledyne Technologies, Inc. (a)	3,800	149,378
The Boeing Co.	116,300	7,464,134
TransDigm Group, Inc.	6,000	316,560
		41,555,473
AIR FREIGHT & LOGISTICS - 24.6%
Air Freight & Logistics - 24.6%
Air Transport Services Group, Inc. (a)	190,900	1,072,858
Atlas Air Worldwide Holdings, Inc. (a)	29,600	1,547,192
C.H. Robinson Worldwide, Inc.	130,800	7,600,788
Dart Group PLC	1,788,800	1,365,387
United Parcel Service, Inc. Class B	322,000	20,208,720
UTI Worldwide, Inc.	133,800	1,933,410
		33,728,355
AIRLINES - 38.2%
Airlines - 38.2%
AirTran Holdings, Inc. (a)	126,200	711,768
Alaska Air Group, Inc. (a)	66,600	3,110,220
AMR Corp. (a)(c)	459,800	3,526,666
Continental Airlines, Inc. Class B (a)	159,500	3,365,450
Delta Air Lines, Inc. (a)	720,566	9,785,286
Hawaiian Holdings, Inc. (a)	241,453	1,719,145
Pinnacle Airlines Corp. (a)(d)	984,126	6,760,946
Republic Airways Holdings, Inc. (a)(c)	155,200	907,920
Ryanair Holdings PLC sponsored ADR (a)	185,700	4,371,378
Southwest Airlines Co.	611,800	7,610,792
UAL Corp. (a)(c)	373,700	7,477,737
US Airways Group, Inc. (a)	340,700	3,008,381
		52,355,689
INDUSTRIAL CONGLOMERATES - 3.0%
Industrial Conglomerates - 3.0%
Textron, Inc. (c)	195,900	4,049,253
MACHINERY - 0.2%
Construction & Farm Machinery & Heavy Trucks - 0.2%
ASL Marine Holdings Ltd.	460,000	259,516

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Specialized REITs - 0.2%
FelCor Lodging Trust, Inc. (a)	23,900	$ 161,564
Strategic Hotel & Resorts, Inc. (a)	32,200	157,780
		319,344
ROAD & RAIL - 0.6%
Trucking - 0.6%
Quality Distribution, Inc. (a)	135,200	766,584
TRANSPORTATION INFRASTRUCTURE - 0.9%
Airport Services - 0.9%
Avantair, Inc. (a)	467,800	1,216,280
TOTAL COMMON STOCKS (Cost $121,199,551)		134,250,494
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $70,344)	$ 3,500,000	35,000
Money Market Funds - 5.5%
	Shares
Fidelity Cash Central Fund, 0.23% (e)	799,548	799,548
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	6,769,878	6,769,878
TOTAL MONEY MARKET FUNDS (Cost $7,569,426)		7,569,426
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $128,839,321)	141,854,920
NET OTHER ASSETS - (3.6)%	(4,975,113)
NET ASSETS - 100%	$ 136,879,807
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,008
Fidelity Securities Lending Cash Central Fund	7,137
Total	$ 9,145
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pinnacle Airlines Corp.	$ 8,000,944	$ -	$ -	$ -	$ 6,760,946
Total	$ 8,000,944	$ -	$ -	$ -	$ 6,760,946
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 134,250,494	$ 134,250,494	$ -	$ -
Nonconvertible Bonds	35,000	-	35,000	-
Money Market Funds	7,569,426	7,569,426	-	-
Total Investments in Securities:	$ 141,854,920	$ 141,819,920	$ 35,000	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 35,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(35,000)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $129,224,069. Net unrealized appreciation aggregated $12,630,851, of which $17,241,208 related to appreciated investment securities and $4,610,357 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Automotive Portfolio

May 31, 2010

1.802154.106

AUT-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
AUTO COMPONENTS - 46.6%
Auto Parts & Equipment - 45.0%
American Axle & Manufacturing Holdings, Inc. (a)	132,100	$ 1,184,937
ArvinMeritor, Inc. (a)	333,300	4,846,182
Autoliv, Inc. (a)(c)	108,355	5,146,863
BorgWarner, Inc. (a)	184,900	6,889,374
Dana Holding Corp. (a)	242,700	2,635,722
Delphi Corp. Class B (a)	120	1,578,000
Drew Industries, Inc. (a)	48,900	1,072,866
Exide Technologies (a)	577,400	2,459,724
Federal-Mogul Corp. Class A (a)	43,124	744,320
Fuel Systems Solutions, Inc. (a)	29,700	793,881
Gentex Corp.	254,900	5,016,432
Johnson Controls, Inc.	288,970	8,244,314
Magna International, Inc. Class A (sub. vtg.)	42,700	2,956,469
Martinrea International, Inc. (a)	135,300	985,414
Modine Manufacturing Co. (a)	114,100	1,325,842
Stoneridge, Inc. (a)	87,400	846,032
Tenneco, Inc. (a)	329,480	7,301,277
TRW Automotive Holdings Corp. (a)	233,000	7,008,640
		61,036,289
Tires & Rubber - 1.6%
Cooper Tire & Rubber Co.	30,500	576,755
The Goodyear Tire & Rubber Co. (a)	136,726	1,627,039
		2,203,794
TOTAL AUTO COMPONENTS		63,240,083
AUTOMOBILES - 33.1%
Automobile Manufacturers - 30.6%
Daimler AG (United States) (a)	176,600	8,686,954
Ford Motor Co. (a)	658,061	7,719,056
Honda Motor Co. Ltd. sponsored ADR (c)	332,300	10,098,597
Thor Industries, Inc.	69,600	2,029,536
Toyota Motor Corp. sponsored ADR (c)	171,300	12,391,841
Winnebago Industries, Inc. (a)(c)	52,900	641,677
		41,567,661
Motorcycle Manufacturers - 2.5%
Harley-Davidson, Inc. (c)	111,400	3,365,394
TOTAL AUTOMOBILES		44,933,055
HOUSEHOLD DURABLES - 2.2%
Consumer Electronics - 2.2%
Harman International Industries, Inc. (a)	92,600	2,990,980
MACHINERY - 1.8%
Construction & Farm Machinery & Heavy Trucks - 1.8%
Navistar International Corp. (a)	45,500	2,465,190

	Shares	Value
SOFTWARE - 0.5%
Application Software - 0.5%
Solera Holdings, Inc.	18,700	$ 648,516
SPECIALTY RETAIL - 13.8%
Automotive Retail - 13.8%
Asbury Automotive Group, Inc. (a)	359,326	4,750,290
Group 1 Automotive, Inc. (a)(c)	128,600	3,657,384
Lithia Motors, Inc. Class A (sub. vtg.) (c)	465,700	3,804,769
Penske Automotive Group, Inc. (a)	81,000	1,057,860
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	541,800	5,358,402
		18,628,705
TOTAL COMMON STOCKS (Cost $115,156,957)		132,906,529
Nonconvertible Preferred Stocks - 1.1%

DIVERSIFIED FINANCIAL SERVICES - 1.1%
Other Diversified Financial Services - 1.1%
GMAC, Inc. 7.00% (d) (Cost $1,645,000)	2,000	1,510,000
Money Market Funds - 25.9%

Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e) (Cost $35,178,850)	35,178,850	35,178,850
TOTAL INVESTMENT PORTFOLIO - 125.0% (Cost $151,980,807)	169,595,379
NET OTHER ASSETS - (25.0)%	(33,952,785)
NET ASSETS - 100%	$ 135,642,594
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,510,000 or 1.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,783
Fidelity Securities Lending Cash Central Fund	29,781
Total	$ 31,564
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 132,906,529	$ 131,328,529	$ 1,578,000	$ -
Nonconvertible Preferred Stocks	1,510,000	-	1,510,000	-
Money Market Funds	35,178,850	35,178,850	-	-
Total Investments in Securities:	$ 169,595,379	$ 166,507,379	$ 3,088,000	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $152,322,716. Net unrealized appreciation aggregated $17,272,663, of which $24,423,867 related to appreciated investment securities and $7,151,204 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Banking Portfolio

May 31, 2010

1.802155.106

BAN-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
CAPITAL MARKETS - 2.3%
Asset Management & Custody Banks - 1.4%
Bank of New York Mellon Corp.	255,003	$ 6,936,082
Investment Banking & Brokerage - 0.9%
Morgan Stanley	154,600	4,191,206
TOTAL CAPITAL MARKETS		11,127,288
COMMERCIAL BANKS - 83.5%
Diversified Banks - 23.0%
Banco Santander SA sponsored ADR	194,100	1,970,115
Barclays PLC Sponsored ADR	143,000	2,519,660
Comerica, Inc.	410,200	15,628,620
U.S. Bancorp, Delaware	1,544,800	37,013,408
Wells Fargo & Co.	1,927,092	55,288,269
		112,420,072
Regional Banks - 60.5%
Ameris Bancorp	301,500	3,397,905
Associated Banc-Corp.	904,520	12,147,704
Bank of Hawaii Corp.	48,900	2,348,667
Bank of the Ozarks, Inc.	134,200	4,735,918
BB&T Corp.	942,500	28,501,200
Capital City Bank Group, Inc. (c)	236,000	3,542,360
CapitalSource, Inc.	98,000	444,920
Cathay General Bancorp (c)	1,002,000	11,042,040
Center Financial Corp. (a)	1,169,050	6,827,252
Chemical Financial Corp.	109,200	2,644,824
Citizens Banking Corp., Michigan (a)	1,602,400	1,762,640
City National Corp.	185,700	10,711,176
CVB Financial Corp. (c)	365,400	3,628,422
Fifth Third Bancorp	988,500	12,840,615
First Bancorp, North Carolina	255,000	4,115,700
Glacier Bancorp, Inc.	74,700	1,184,742
Huntington Bancshares, Inc.	1,861,851	11,469,002
KeyCorp	701,400	5,625,228
M&T Bank Corp. (c)	50,400	3,993,696
Marshall & Ilsley Corp.	1,219,300	9,937,295
Nara Bancorp, Inc. (a)	462,000	3,525,060
National Penn Bancshares, Inc.	1,085,900	7,590,441
Oriental Financial Group, Inc.	193,400	2,645,712
Pacific Continental Corp.	151,790	1,683,351
PacWest Bancorp	253,700	5,287,108
Park National Corp. (c)	55,300	3,577,910
PNC Financial Services Group, Inc.	420,741	26,401,498
Popular, Inc. (a)	1,283,965	3,890,414
Regions Financial Corp.	3,106,300	23,701,069
S&T Bancorp, Inc. (c)	120,600	2,601,342

	Shares	Value
Sandy Spring Bancorp, Inc.	243,400	$ 3,767,832
Southwest Bancorp, Inc., Oklahoma	71,572	1,106,503
Sterling Bancshares, Inc.	626,300	3,350,705
SunTrust Banks, Inc.	782,100	21,077,595
SVB Financial Group (a)	219,065	9,827,256
TCF Financial Corp.	335,200	5,410,128
Umpqua Holdings Corp.	68,900	865,384
Western Alliance Bancorp. (a)(c)	477,700	3,845,485
Wilmington Trust Corp., Delaware (c)	643,800	9,708,504
Wilshire Bancorp, Inc. (c)	1,292,300	13,155,614
Zions Bancorp.	77,000	1,844,150
		295,764,367
TOTAL COMMERCIAL BANKS		408,184,439
CONSUMER FINANCE - 2.4%
Consumer Finance - 2.4%
Capital One Financial Corp.	280,900	11,601,170
DIVERSIFIED FINANCIAL SERVICES - 4.4%
Other Diversified Financial Services - 4.4%
Bank of America Corp.	606,748	9,550,214
Citigroup, Inc. (a)	736,500	2,916,540
ING Groep NV sponsored ADR (a)	223,800	1,772,496
JPMorgan Chase & Co.	174,000	6,886,920
NBH Holdings Corp. Class A (a)(d)	13,300	259,350
		21,385,520
IT SERVICES - 0.6%
Data Processing & Outsourced Services - 0.6%
Visa, Inc. Class A	44,000	3,188,240
THRIFTS & MORTGAGE FINANCE - 5.7%
Thrifts & Mortgage Finance - 5.7%
Abington Bancorp, Inc.	182,100	1,617,048
MGIC Investment Corp. (a)	212,592	1,989,861
New York Community Bancorp, Inc.	201,200	3,229,260
Ocwen Financial Corp. (a)	309,000	3,757,440
People's United Financial, Inc.	560,400	7,828,788
Radian Group, Inc.	537,887	5,529,478
Washington Federal, Inc.	231,000	3,991,680
		27,943,555
TOTAL COMMON STOCKS (Cost $474,133,726)		483,430,212
Convertible Preferred Stocks - 0.1%

COMMERCIAL BANKS - 0.1%
Regional Banks - 0.1%
Oriental Financial Group, Inc. Series C (a)(f) (Cost $297,000)	297	243,453
Money Market Funds - 3.8%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e) (Cost $18,568,350)	18,568,350	$ 18,568,350
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $492,999,076)	502,242,015
NET OTHER ASSETS - (2.8)%	(13,550,176)
NET ASSETS - 100%	$ 488,691,839
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $259,350 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $243,453 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Oriental Financial Group, Inc. Series C	4/29/10	$ 297,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,835
Fidelity Securities Lending Cash Central Fund	36,321
Total	$ 44,156
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 483,430,212	$ 483,170,862	$ -	$ 259,350
Convertible Preferred Stocks	243,453	-	243,453	-
Money Market Funds	18,568,350	18,568,350	-	-
Total Investments in Securities:	$ 502,242,015	$ 501,739,212	$ 243,453	$ 259,350
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3,325
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	256,025
Transfers out of Level 3	-
Ending Balance	$ 259,350
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 3,325

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $546,140,135. Net unrealized depreciation aggregated $43,898,120, of which $50,375,561 related to appreciated investment securities and $94,273,681 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Biotechnology Portfolio

May 31, 2010

1.802156.106

BIO-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BIOTECHNOLOGY - 92.1%
Biotechnology - 92.1%
Abraxis BioScience, Inc. (a)	117,540	$ 5,224,653
Acadia Pharmaceuticals, Inc. (a)	181,088	242,658
Acorda Therapeutics, Inc. (a)	1,636,584	56,265,758
Affymax, Inc. (a)	282,904	6,223,888
Alexion Pharmaceuticals, Inc. (a)	1,355,630	67,822,169
Alkermes, Inc. (a)	766,658	8,705,402
Allos Therapeutics, Inc. (a)(c)	2,684,000	19,217,440
Alnylam Pharmaceuticals, Inc. (a)(c)	273,302	4,318,172
AMAG Pharmaceuticals, Inc. (a)(c)	161,177	5,131,876
Amgen, Inc. (a)	2,930,276	151,729,696
Amylin Pharmaceuticals, Inc. (a)	778,353	12,858,392
Antigenics, Inc. (a)(c)	420,500	433,115
Antigenics, Inc. warrants 1/9/18 (a)(f)	1,548,000	1,379,062
Arena Pharmaceuticals, Inc. (a)(c)	142,380	438,530
ARIAD Pharmaceuticals, Inc. (a)	655,800	2,518,272
ArQule, Inc. (a)	361,634	2,209,584
AVEO Pharmaceuticals, Inc.	47,300	378,873
Biogen Idec, Inc. (a)	511,587	24,264,571
BioMarin Pharmaceutical, Inc. (a)(c)	1,018,562	19,882,330
Celera Corp. (a)	110,756	783,045
Celgene Corp. (a)	379,178	20,005,431
Cephalon, Inc. (a)(c)	481,361	28,332,908
Cepheid, Inc. (a)	478,300	8,552,004
Clinical Data, Inc. (a)	324,637	5,346,771
Cubist Pharmaceuticals, Inc. (a)	20,108	432,322
Dendreon Corp. (a)(c)	1,021,000	44,311,400
Dynavax Technologies Corp. (a)	515,100	947,784
Enzon Pharmaceuticals, Inc. (a)(c)	77,200	826,040
Exelixis, Inc. (a)	493,468	2,556,164
Genomic Health, Inc. (a)(c)	20,000	300,000
Genzyme Corp. (a)	750,765	36,524,717
Gilead Sciences, Inc. (a)	2,931,115	105,285,651
Halozyme Therapeutics, Inc. (a)(c)	606,200	4,443,446
Human Genome Sciences, Inc. (a)	1,092,859	27,059,189
Idenix Pharmaceuticals, Inc. (a)	778,428	3,043,653
ImmunoGen, Inc. (a)	93,400	827,524
Incyte Corp. (a)(c)	1,204,823	15,530,168
Inhibitex, Inc. (a)	830,083	2,066,907
InterMune, Inc. (a)(c)	528,533	4,777,938
Ironwood Pharmaceuticals, Inc. Class A	59,300	696,182
Isis Pharmaceuticals, Inc. (a)	705,061	6,486,561
Keryx Biopharmaceuticals, Inc. (a)(c)	314,500	1,613,385
Lexicon Pharmaceuticals, Inc. (a)	13,578,477	19,960,361
Ligand Pharmaceuticals, Inc. Class B (a)	227,200	349,888
Martek Biosciences (a)	20,700	384,813
Micromet, Inc. (a)(c)	284,202	1,730,790
Momenta Pharmaceuticals, Inc. (a)(c)	377,085	5,003,918
Myriad Genetics, Inc. (a)	251,735	4,594,164
Myriad Pharmaceuticals, Inc. (a)	6,579	26,448
Neurocrine Biosciences, Inc. (a)	801,700	3,206,800
NPS Pharmaceuticals, Inc. (a)	1,446,404	9,531,802

	Shares	Value
ONYX Pharmaceuticals, Inc. (a)	314,452	$ 7,009,135
OREXIGEN Therapeutics, Inc. (a)(c)	414,200	2,253,248
PDL BioPharma, Inc.	3,012,033	16,174,617
Pharmasset, Inc. (a)	377,858	11,131,697
Progenics Pharmaceuticals, Inc. (a)	57,300	291,084
Regeneron Pharmaceuticals, Inc. (a)	253,799	7,251,037
Rigel Pharmaceuticals, Inc. (a)	601,753	3,923,430
Sangamo Biosciences, Inc. (a)(c)	61,102	278,014
Savient Pharmaceuticals, Inc. (a)(c)	434,787	5,234,835
Seattle Genetics, Inc. (a)	661,312	8,749,158
SIGA Technologies, Inc. (a)(c)	699,488	4,861,442
Targacept, Inc. (a)	231,759	5,330,457
Theratechnologies, Inc. (a)	66,600	316,565
Theravance, Inc. (a)	191,847	2,438,375
United Therapeutics Corp. (a)	664,929	34,057,663
Vertex Pharmaceuticals, Inc. (a)	1,066,204	36,879,996
ZIOPHARM Oncology, Inc. (a)	472,200	2,384,610
Zymogenetics, Inc. (a)(c)	58,505	272,048
		903,620,026
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.0%
Alsius Corp. (a)	314,300	3
Aradigm Corp. (a)	509,900	61,188
		61,191
Health Care Supplies - 0.2%
Alimera Sciences, Inc. (a)	188,300	1,645,742
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		1,706,933
PHARMACEUTICALS - 7.5%
Pharmaceuticals - 7.5%
Adolor Corp. (a)	578,894	937,808
Akorn, Inc. (a)(c)	345,227	997,706
Alexza Pharmaceuticals, Inc. (a)(c)	119,744	397,550
Ardea Biosciences, Inc. (a)	64,300	1,609,429
Auxilium Pharmaceuticals, Inc. (a)(c)	1,073,004	30,881,055
AVANIR Pharmaceuticals Class A (a)(c)	924,100	2,208,599
Biodel, Inc. (a)(c)(d)	1,538,648	7,570,148
Cadence Pharmaceuticals, Inc. (a)	250,400	1,985,672
Cardiome Pharma Corp. (a)	229,400	1,945,558
Elan Corp. PLC sponsored ADR (a)	1,181,200	6,780,088
Inspire Pharmaceuticals, Inc. (a)	119,400	678,789
Jazz Pharmaceuticals, Inc. (a)	47,665	386,563
Optimer Pharmaceuticals, Inc. (a)(c)	1,021,337	10,897,666
ViroPharma, Inc. (a)	398,131	4,845,254
XenoPort, Inc. (a)(c)	163,000	1,618,590
		73,740,475
TOTAL COMMON STOCKS (Cost $1,096,433,166)		979,067,434
Convertible Preferred Stocks - 0.3%
	Shares	Value
BIOTECHNOLOGY - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals, Inc. Series E (a)(f) (Cost $6,724,138)	981,626	$ 3,416,058
Money Market Funds - 9.2%

Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e) (Cost $90,602,753)	90,602,753	90,602,753
TOTAL INVESTMENT PORTFOLIO - 109.3% (Cost $1,193,760,057)	1,073,086,245
NET OTHER ASSETS - (9.3)%	(91,743,032)
NET ASSETS - 100%	$ 981,343,213
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,795,120 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants 1/9/18	1/9/08	$ 1,930,622
Xenon Pharmaceuticals, Inc. Series E	3/23/01	$ 6,724,138
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,414
Fidelity Securities Lending Cash Central Fund	145,880
Total	$ 147,294
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Biodel, Inc.	$ 7,849,719	$ -	$ 2,261,471	$ -	$ 7,570,148
Total	$ 7,849,719	$ -	$ 2,261,471	$ -	$ 7,570,148
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 979,067,434	$ 977,688,369	$ 1,379,062	$ 3
Convertible Preferred Stocks	3,416,058	-	-	3,416,058
Money Market Funds	90,602,753	90,602,753	-	-
Total Investments in Securities:	$ 1,073,086,245	$ 1,068,291,122	$ 1,379,062	$ 3,416,061
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3,428,944
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(12,883)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,416,061
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (12,883)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,207,731,125. Net unrealized depreciation aggregated $134,644,880, of which $95,061,943 related to appreciated investment securities and $229,706,823 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Brokerage and Investment
Management Portfolio

May 31, 2010

1.802157.106

BRO-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CAPITAL MARKETS - 63.8%
Asset Management & Custody Banks - 32.3%
Affiliated Managers Group, Inc. (a)	201,000	$ 14,401,650
AllianceBernstein Holding LP	161,800	4,593,502
Artio Global Investors, Inc. Class A	601,998	11,130,943
Bank of New York Mellon Corp.	79,600	2,165,120
Bank Sarasin & Co. Ltd. Series B (Reg.)	41,147	1,499,557
BlackRock Kelso Capital Corp.	524,000	5,502,000
BlackRock, Inc. Class A	35,200	5,909,376
EFG International (c)	1,435,443	20,316,389
Franklin Resources, Inc.	25,800	2,530,722
GAM Holding Ltd. (a)	179,055	1,898,739
Invesco Ltd.	514,500	9,549,121
Janus Capital Group, Inc.	656,709	7,000,518
Julius Baer Group Ltd.	164,620	4,788,116
Legg Mason, Inc.	230,361	6,846,329
MCG Capital Corp.	458,369	2,498,111
MVC Capital, Inc.	407,916	5,253,958
Northern Trust Corp.	475,200	24,144,912
Och-Ziff Capital Management Group LLC Class A	945,949	13,583,828
PennantPark Investment Corp.	345,349	3,462,124
Pzena Investment Management, Inc.	13,649	95,679
State Street Corp.	243,200	9,282,944
T. Rowe Price Group, Inc.	301,800	14,945,136
U.S. Global Investments, Inc. Class A	452,929	3,215,796
		174,614,570
Diversified Capital Markets - 5.8%
Credit Suisse Group sponsored ADR (c)	277,500	10,736,475
UBS AG (a)	34,591	465,026
UBS AG (NY Shares) (a)	1,532,285	20,425,359
		31,626,860
Investment Banking & Brokerage - 25.7%
Charles Schwab Corp.	166,800	2,725,512
Cowen Group, Inc. Class A (a)	3,400	16,116
Evercore Partners, Inc. Class A	375,821	12,251,765
GFI Group, Inc.	3,167,324	19,162,310
Gleacher & Co., Inc. (a)	2,403,002	9,467,828
Goldman Sachs Group, Inc.	179,000	25,822,540
Jefferies Group, Inc. (c)	579,727	13,525,031
Lazard Ltd. Class A	1,600	50,464
MF Global Holdings Ltd. (a)(c)	2,394,251	18,435,733
Morgan Stanley	1,045,900	28,354,349
Stifel Financial Corp. (a)	35,195	1,783,331
SWS Group, Inc.	83,800	841,352
TD Ameritrade Holding Corp. (a)	227,849	4,039,763
Thomas Weisel Partners Group, Inc. (a)	392,403	2,691,885
		139,167,979
TOTAL CAPITAL MARKETS		345,409,409

	Shares	Value
COMMERCIAL BANKS - 7.8%
Diversified Banks - 0.1%
BBVA Banco Frances SA sponsored ADR	22,075	$ 130,463
Industrial & Commercial Bank of China Ltd. (H Shares)	756,000	560,223
		690,686
Regional Banks - 7.7%
BB&T Corp.	338,200	10,227,168
Regions Financial Corp.	684,500	5,222,735
SunTrust Banks, Inc.	982,300	26,472,985
		41,922,888
TOTAL COMMERCIAL BANKS		42,613,574
DIVERSIFIED FINANCIAL SERVICES - 18.2%
Other Diversified Financial Services - 9.8%
Bank of America Corp.	1,261,300	19,852,862
Citigroup, Inc. (a)	6,933,600	27,457,056
JPMorgan Chase & Co.	141,000	5,580,780
		52,890,698
Specialized Finance - 8.4%
BM&F BOVESPA SA	4,398,645	28,960,681
Bursa Malaysia Bhd	579,000	1,248,006
Climate Exchange PLC (a)	5,700	61,533
CME Group, Inc.	31,765	10,058,387
JSE Ltd.	523,600	4,512,208
KKR Financial Holdings LLC	120,400	996,912
		45,837,727
TOTAL DIVERSIFIED FINANCIAL SERVICES		98,728,425
INSURANCE - 2.8%
Multi-Line Insurance - 2.8%
Genworth Financial, Inc. Class A (a)	964,098	15,030,288
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
China Finance Online Co. Ltd. ADR (a)	356,100	2,546,115
IT SERVICES - 1.8%
Data Processing & Outsourced Services - 1.8%
MasterCard, Inc. Class A	39,304	7,930,368
Online Resources Corp. (a)	399,300	1,720,983
		9,651,351
MEDIA - 2.5%
Advertising - 0.2%
SearchMedia Holdings Ltd. (a)	273,700	1,089,326
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Publishing - 2.3%
McGraw-Hill Companies, Inc.	446,700	$ 12,418,260
TOTAL MEDIA		13,507,586
TOTAL COMMON STOCKS (Cost $537,244,932)		527,486,748
Investment Companies - 2.6%

Ares Capital Corp. (Cost $15,765,308)	1,021,807	13,835,267
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.23% (d)	2,421,013	2,421,013
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	14,874,711	14,874,711
TOTAL MONEY MARKET FUNDS (Cost $17,295,724)		17,295,724
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $570,305,964)	558,617,739
NET OTHER ASSETS - (3.2)%	(17,095,726)
NET ASSETS - 100%	$ 541,522,013
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,805
Fidelity Securities Lending Cash Central Fund	18,679
Total	$ 27,484
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $576,804,773. Net unrealized depreciation aggregated $18,187,034, of which $49,981,564 related to appreciated investment securities and $68,168,598 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Chemicals Portfolio

May 31, 2010

1.802159.106

CHE-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.6%
	Shares	Value
CHEMICALS - 98.7%
Commodity Chemicals - 7.5%
Calgon Carbon Corp. (a)(c)	62,330	$ 926,847
Celanese Corp. Class A	298,561	8,559,744
Hawkins, Inc. (c)	41,600	1,119,040
Koppers Holdings, Inc.	51,500	1,395,135
LyondellBasell Industries NV:
Class A (a)	368,568	6,549,453
Class B (a)	317,620	5,621,870
Methanex Corp.	36,000	751,049
TPC Group, Inc. (a)	48,300	879,543
Westlake Chemical Corp. (c)	117,200	2,485,812
		28,288,493
Diversified Chemicals - 40.2%
Ashland, Inc.	174,500	9,354,945
BASF AG	99	5,245
Cabot Corp.	215,200	6,027,752
Dow Chemical Co.	1,737,938	46,767,912
E.I. du Pont de Nemours & Co.	1,274,000	46,080,580
Eastman Chemical Co.	75,500	4,559,445
FMC Corp.	123,426	7,473,444
Huntsman Corp.	450,200	4,492,996
LSB Industries, Inc. (a)	31,100	508,485
Olin Corp.	153,400	2,940,678
PPG Industries, Inc.	255,200	16,350,664
Solutia, Inc. (a)	451,313	6,837,392
		151,399,538
Fertilizers & Agricultural Chemicals - 15.1%
CF Industries Holdings, Inc.	152,628	10,468,755
Monsanto Co.	687,940	34,995,508
The Mosaic Co.	230,090	10,623,255
The Scotts Miracle-Gro Co. Class A	20,600	915,258
		57,002,776
Industrial Gases - 15.0%
Air Products & Chemicals, Inc.	237,000	16,367,220
Airgas, Inc.	96,100	6,003,367
Praxair, Inc.	436,760	33,892,576
		56,263,163
Specialty Chemicals - 20.9%
A. Schulman, Inc.	60,200	1,337,945
Albemarle Corp.	128,600	5,537,516
Arch Chemicals, Inc.	28,600	979,836
Balchem Corp.	400	9,716
Ecolab, Inc.	397,900	18,792,817
Ferro Corp. (a)	318,200	2,866,982
H.B. Fuller Co.	102,304	2,182,144
Innophos Holdings, Inc.	95,700	2,731,278
Innospec, Inc. (a)	85,000	1,057,400
Landec Corp. (a)	58,100	359,639
Lubrizol Corp.	100,600	8,910,142
Minerals Technologies, Inc.	20,500	1,095,725
Nalco Holding Co.	238,400	5,402,144

	Shares	Value
OM Group, Inc. (a)	1	$ 30
OMNOVA Solutions, Inc. (a)	81,400	653,642
PolyOne Corp. (a)	100,700	1,005,993
Rockwood Holdings, Inc. (a)	130,400	3,382,576
RPM International, Inc.	118,400	2,345,504
Sensient Technologies Corp.	60,600	1,678,014
Sigma Aldrich Corp.	171,300	9,126,864
Stepan Co.	37,100	2,676,023
Valspar Corp.	103,600	3,249,932
W.R. Grace & Co. (a)	133,297	3,416,402
		78,798,264
TOTAL CHEMICALS		371,757,173
ENERGY EQUIPMENT & SERVICES - 0.4%
Oil & Gas Drilling - 0.4%
Seadrill Ltd.	8,400	162,166
Seadrill Ltd.	25,700	531,476
Transocean Ltd. (a)	12,400	703,948
		1,397,590
FOOD PRODUCTS - 0.3%
Agricultural Products - 0.3%
Origin Agritech Ltd. (a)	110,000	1,021,900
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Gulf Resources, Inc. (a)(c)	41,100	404,013
OIL, GAS & CONSUMABLE FUELS - 0.3%
Oil & Gas Storage & Transport - 0.3%
Atlas Pipeline Partners, LP	127,600	1,365,320
SPECIALTY RETAIL - 0.8%
Home Improvement Retail - 0.8%
Sherwin-Williams Co.	37,600	2,881,288
TOTAL COMMON STOCKS (Cost $425,611,619)		378,822,346
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.23% (d)	3,938,419	3,938,419
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	1,645,491	1,645,491
TOTAL MONEY MARKET FUNDS (Cost $5,583,910)		5,583,910
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $431,195,529)	384,406,256
NET OTHER ASSETS - (2.1)%	(7,832,252)
NET ASSETS - 100%	$ 376,574,004
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,135
Fidelity Securities Lending Cash Central Fund	4,531
Total	$ 9,666
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $456,399,777. Net unrealized depreciation aggregated $71,993,521, of which $12,460,433 related to appreciated investment securities and $84,453,954 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Communications
Equipment Portfolio

May 31, 2010

1.802166.106

DEV-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 76.0%
Communications Equipment - 76.0%
Acme Packet, Inc. (a)	617,121	$ 18,087,817
ADC Telecommunications, Inc. (a)	519,100	4,287,766
Adtran, Inc. (c)	401,500	11,013,145
ADVA AG Optical Networking (a)	372,136	1,858,826
Alcatel-Lucent SA sponsored ADR (a)	770,700	1,980,699
Arris Group, Inc. (a)	61,029	669,488
Aruba Networks, Inc. (a)(c)	22,349	299,477
AudioCodes Ltd. (a)	114,390	322,580
Aviat Networks, Inc. (a)	74,065	326,627
BigBand Networks, Inc. (a)	419,200	1,194,720
Black Box Corp.	9,800	289,002
Blue Coat Systems, Inc. (a)	201,400	4,324,058
Brocade Communications Systems, Inc. (a)	131,191	714,991
BYD Electronic International Co. Ltd.	626,000	393,139
Ceragon Networks Ltd. (a)	80,400	671,340
Ciena Corp. (a)(c)	72,641	1,131,020
Cisco Systems, Inc. (a)	1,690,231	39,145,752
CommScope, Inc. (a)	273,002	7,698,656
Comverse Technology, Inc. (a)	44,610	380,969
Digi International, Inc. (a)	66,600	615,384
DragonWave, Inc. (a)(c)	168,500	1,001,150
EchoStar Holding Corp. Class A (a)	52,180	1,097,345
F5 Networks, Inc. (a)	168,670	11,862,561
Finisar Corp. (a)(c)	226,299	3,439,745
Harmonic, Inc. (a)	551,540	3,193,417
Harris Corp.	114,000	5,347,740
Infinera Corp. (a)	64,774	456,009
JDS Uniphase Corp. (a)	543,827	6,254,011
Juniper Networks, Inc. (a)	707,486	18,833,277
Motorola, Inc. (a)	5,709	39,107
Oclaro, Inc. (a)	304,941	4,119,753
Oplink Communications, Inc. (a)	72,226	1,034,276
Opnext, Inc. (a)	541,899	1,083,798
Polycom, Inc. (a)	341,700	10,261,251
QUALCOMM, Inc.	730,580	25,979,425
Research In Motion Ltd. (a)	444,700	27,082,592
Riverbed Technology, Inc. (a)	275,021	7,351,311
Sandvine Corp. (a)	118,328	221,121
Sandvine Corp. (U.K.) (a)	1,458,000	2,692,128
ShoreTel, Inc. (a)	272,796	1,454,003
Sierra Wireless, Inc. (a)	225,800	1,804,669
Sonus Networks, Inc. (a)	40,232	104,603
Tekelec (a)	107,400	1,539,579
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,308,100	23,173,324
Tellabs, Inc.	949,233	8,543,097
ZTE Corp. (H Shares)	43,200	143,142
		263,517,890

	Shares	Value
COMPUTERS & PERIPHERALS - 3.7%
Computer Hardware - 3.3%
Apple, Inc. (a)	30,300	$ 7,791,948
Compal Electronics, Inc.	1,250	1,555
HTC Corp.	262,000	3,562,676
		11,356,179
Computer Storage & Peripherals - 0.4%
Isilon Systems, Inc. (a)	48,450	661,827
Novatel Wireless, Inc. (a)	116,502	716,487
		1,378,314
TOTAL COMPUTERS & PERIPHERALS		12,734,493
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
A123 Systems, Inc.	1,400	12,740
General Cable Corp. (a)	20,200	629,432
		642,172
ELECTRONIC EQUIPMENT & COMPONENTS - 2.6%
Electronic Components - 0.3%
BYD Co. Ltd. (H Shares)	102,500	860,266
Electronic Manufacturing Services - 2.3%
Foxconn International Holdings Ltd. (a)	99,000	72,218
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,716	6,678
Plexus Corp.	27,200	926,160
Trimble Navigation Ltd. (a)	243,600	6,998,628
		8,003,684
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		8,863,950
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	400	9,904
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
Akamai Technologies, Inc. (a)	117,500	4,667,100
DivX, Inc. (a)	500	3,610
Equinix, Inc. (a)	500	46,005
Limelight Networks, Inc. (a)	153,138	664,619
OpenTable, Inc.	100	4,133
Rackspace Hosting, Inc. (a)	72,000	1,267,200
Tencent Holdings Ltd.	96,000	1,851,844
		8,504,511
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Amadeus IT Holding SA Class A (a)	17,100	259,821
NeuStar, Inc. Class A (a)	16,400	350,796
		610,617
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - 0.0%
Yucheng Technologies Ltd. (a)	60,300	$ 226,728
TOTAL IT SERVICES		837,345
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.0%
Semiconductor Equipment - 0.2%
Tessera Technologies, Inc. (a)	45,800	796,004
Semiconductors - 5.8%
Actel Corp. (a)	19,449	274,425
Applied Micro Circuits Corp. (a)	110,450	1,217,711
Avago Technologies Ltd.	100,700	2,079,455
Cavium Networks, Inc. (a)	148,746	3,953,669
Ceva, Inc. (a)	16,100	187,082
CSR PLC (a)	58,483	336,713
Cypress Semiconductor Corp. (a)	32,800	373,592
Entropic Communications, Inc. (a)	95,800	511,572
Exar Corp. (a)	6,701	46,907
Hittite Microwave Corp. (a)	54,300	2,483,139
Ikanos Communications, Inc. (a)	183,615	387,428
Infineon Technologies AG (a)	96,684	554,427
Netlogic Microsystems, Inc. (a)(c)	76,968	2,214,369
ON Semiconductor Corp. (a)	316,257	2,311,839
Pericom Semiconductor Corp. (a)	45,400	449,460
Pixelplus Co. Ltd. ADR (a)	30,925	21,648
PLX Technology, Inc. (a)	21,500	104,060
Standard Microsystems Corp. (a)	55,597	1,272,059
Volterra Semiconductor Corp. (a)	49,300	1,156,085
		19,935,640
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		20,731,644
SOFTWARE - 4.4%
Application Software - 3.7%
AsiaInfo Holdings, Inc. (a)	45,400	972,922
Citrix Systems, Inc. (a)	50,908	2,220,098
Cyberlink Corp.	207,000	880,025
NetScout Systems, Inc. (a)	41,800	565,554
Nuance Communications, Inc. (a)	119,400	2,033,979
Smith Micro Software, Inc. (a)	65,032	640,565
SolarWinds, Inc.	79,900	1,514,904
Synchronoss Technologies, Inc. (a)	69,800	1,426,712
Taleo Corp. Class A (a)	1,800	45,090
TeleNav, Inc.	5,800	48,662
Ulticom, Inc. (a)	159,400	1,445,758
Voltaire Ltd. (a)	208,700	939,150
		12,733,419
Home Entertainment Software - 0.1%
Giant Interactive Group, Inc. ADR (c)	50,800	360,172

	Shares	Value
Systems Software - 0.6%
Allot Communications Ltd. (a)	11,800	$ 57,584
Opnet Technologies, Inc.	14,100	226,023
Rovi Corp. (a)	27,200	1,015,648
TeleCommunication Systems, Inc. Class A (a)	166,423	833,779
		2,133,034
TOTAL SOFTWARE		15,226,625
WIRELESS TELECOMMUNICATION SERVICES - 3.8%
Wireless Telecommunication Services - 3.8%
American Tower Corp. Class A (a)	43,810	1,775,619
Crown Castle International Corp. (a)	47,700	1,766,331
SBA Communications Corp. Class A (a)	51,464	1,699,856
SOFTBANK CORP.	17,400	416,500
Sprint Nextel Corp. (a)	933,300	4,787,829
Syniverse Holdings, Inc. (a)	138,179	2,734,562
		13,180,697
TOTAL COMMON STOCKS (Cost $341,702,129)		344,249,231
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $930,000)	$ 930,000	763,065
Money Market Funds - 2.2%
Shares
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d) (Cost $7,570,240)	7,570,240	7,570,240
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $350,202,369)	352,582,536
NET OTHER ASSETS - (1.7)%	(5,857,830)
NET ASSETS - 100%	$ 346,724,706
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,242
Fidelity Securities Lending Cash Central Fund	74,251
Total	$ 79,493
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 344,249,231	$ 344,227,583	$ -	$ 21,648
Convertible Bonds	763,065	-	763,065	-
Money Market Funds	7,570,240	7,570,240	-	-
Total Investments in Securities:	$ 352,582,536	$ 351,797,823	$ 763,065	$ 21,648
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 17,009
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,639
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 21,648
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ 4,639

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $352,974,242. Net unrealized depreciation aggregated $391,706, of which $47,752,683 related to appreciated investment securities and $48,144,389 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Computers Portfolio

May 31, 2010

1.802161.106

COM-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CHEMICALS - 1.0%
Specialty Chemicals - 1.0%
Albemarle Corp.	105,000	$ 4,521,300
COMMUNICATIONS EQUIPMENT - 1.0%
Communications Equipment - 1.0%
Cisco Systems, Inc. (a)	700	16,212
Juniper Networks, Inc. (a)	170,700	4,544,034
		4,560,246
COMPUTERS & PERIPHERALS - 77.6%
Computer Hardware - 42.4%
3PAR, Inc. (a)(c)	366,600	3,896,958
Apple, Inc. (a)	331,200	85,171,393
Avid Technology, Inc. (a)	146,500	1,974,820
Dell, Inc. (a)	1,647,407	21,959,935
Diebold, Inc.	71,800	2,080,764
Hewlett-Packard Co.	1,135,655	52,251,487
HTC Corp.	210,000	2,855,580
NCR Corp. (a)	670,100	8,898,928
Stratasys, Inc. (a)(c)	112,331	2,612,819
Super Micro Computer, Inc. (a)	320,000	4,400,000
Teradata Corp. (a)	395,600	12,635,464
		198,738,148
Computer Storage & Peripherals - 35.2%
Compellent Technologies, Inc. (a)	413,300	5,315,038
Electronics for Imaging, Inc. (a)	588,024	6,550,587
EMC Corp. (a)	1,356,178	25,252,034
Hutchinson Technology, Inc. (a)	159,883	874,560
Hypercom Corp. (a)	756,700	3,669,995
Intermec, Inc. (a)	276,500	3,052,560
Intevac, Inc. (a)	162,200	1,866,922
Isilon Systems, Inc. (a)	485,000	6,625,100
Lexmark International, Inc. Class A (a)	243,700	9,150,935
NetApp, Inc. (a)	565,800	21,319,344
Netezza Corp. (a)	304,600	3,968,938
QLogic Corp. (a)	234,100	4,241,892
Quantum Corp. (a)	2,343,200	5,506,520
SanDisk Corp. (a)	598,300	27,892,746
Seagate Technology (a)	661,800	10,165,248
STEC, Inc. (a)(c)	213,500	2,579,080
Synaptics, Inc. (a)(c)	345,000	10,322,400
Western Digital Corp. (a)	379,184	13,199,395
Xyratex Ltd. (a)	200,800	3,258,984
		164,812,278
TOTAL COMPUTERS & PERIPHERALS		363,550,426

	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - 1.8%
Technology Distributors - 1.8%
Avnet, Inc. (a)	215,000	$ 6,174,800
Ingram Micro, Inc. Class A (a)	135,000	2,289,600
		8,464,400
IT SERVICES - 9.7%
IT Consulting & Other Services - 9.7%
International Business Machines Corp.	362,648	45,425,288
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.4%
Semiconductor Equipment - 1.7%
Amkor Technology, Inc. (a)	275,200	1,874,112
ASM International NV (NASDAQ) unit (a)(c)	191,900	3,956,978
ASML Holding NV (NY Shares)	75,000	2,119,500
		7,950,590
Semiconductors - 1.7%
Avago Technologies Ltd.	218,800	4,518,220
Micron Technology, Inc. (a)	403,600	3,668,724
		8,186,944
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		16,137,534
SOFTWARE - 3.6%
Application Software - 2.3%
Autonomy Corp. PLC (a)	170,000	4,330,296
Magma Design Automation, Inc. (a)	1,257,700	3,886,293
Salesforce.com, Inc. (a)	26,400	2,284,392
		10,500,981
Systems Software - 1.3%
BMC Software, Inc. (a)	90,600	3,353,106
Radiant Systems, Inc. (a)	206,200	2,857,932
		6,211,038
TOTAL SOFTWARE		16,712,019
TOTAL COMMON STOCKS (Cost $449,635,907)		459,371,213
Money Market Funds - 3.9%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (d)	3,982,156	$ 3,982,156
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	14,452,200	14,452,200
TOTAL MONEY MARKET FUNDS (Cost $18,434,356)		18,434,356
TOTAL INVESTMENT PORTFOLIO - 102% (Cost $468,070,263)		477,805,569
NET OTHER ASSETS - (2.0)%		(9,533,970)
NET ASSETS - 100%		$ 468,271,599
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,014
Fidelity Securities Lending Cash Central Fund	96,228
Total	$ 100,242
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $492,002,836. Net unrealized depreciation aggregated $14,197,267, of which $43,208,155 related to appreciated investment securities and $57,405,422 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Construction and
Housing Portfolio

May 31, 2010

1.802162.106

HOU-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
BUILDING PRODUCTS - 5.7%
Building Products - 5.7%
Armstrong World Industries, Inc. (a)	20,500	$ 768,545
Masco Corp.	262,900	3,509,715
Owens Corning (a)	77,069	2,568,710
USG Corp. (a)(c)	53,600	939,072
		7,786,042
CONSTRUCTION & ENGINEERING - 17.8%
Construction & Engineering - 17.8%
AECOM Technology Corp. (a)	69,300	1,758,834
Dycom Industries, Inc. (a)	53,500	528,580
EMCOR Group, Inc. (a)	19,500	486,915
Fluor Corp.	128,350	6,022,182
Foster Wheeler AG (a)	153,600	3,687,936
Granite Construction, Inc.	31,800	942,870
Jacobs Engineering Group, Inc. (a)	63,500	2,651,760
KBR, Inc.	182,400	4,009,152
Orion Marine Group, Inc. (a)	35,400	538,080
Shaw Group, Inc. (a)	64,100	2,186,451
URS Corp. (a)	29,571	1,318,275
		24,131,035
CONSTRUCTION MATERIALS - 4.1%
Construction Materials - 4.1%
Eagle Materials, Inc.	54,300	1,665,924
Martin Marietta Materials, Inc.	9,900	922,977
Vulcan Materials Co. (c)	57,900	2,922,792
		5,511,693
HEALTH CARE PROVIDERS & SERVICES - 0.2%
Health Care Facilities - 0.2%
Emeritus Corp. (a)	13,700	277,973
HOUSEHOLD DURABLES - 14.3%
Homebuilding - 14.3%
Beazer Homes USA, Inc. (a)(c)	91,000	452,270
D.R. Horton, Inc.	253,037	3,084,521
KB Home (c)	196,263	2,841,888
Lennar Corp. Class A	176,628	3,055,664
M.D.C. Holdings, Inc.	1,500	47,070
M/I Homes, Inc. (a)	32,400	383,616
Pulte Group, Inc. (a)	411,983	4,589,491
Ryland Group, Inc.	50,330	936,138
Standard Pacific Corp. (a)	70,900	358,045
Toll Brothers, Inc. (a)	175,590	3,699,681
		19,448,384
REAL ESTATE INVESTMENT TRUSTS - 14.7%
Residential REITs - 13.9%
Apartment Investment & Management Co. Class A	68,271	1,408,431
Associated Estates Realty Corp.	69,200	948,732
AvalonBay Communities, Inc.	27,569	2,703,416
BRE Properties, Inc.	12,600	514,836

	Shares	Value
Camden Property Trust (SBI)	18,300	$ 835,212
Education Realty Trust, Inc.	168,500	1,071,660
Equity Residential (SBI)	118,500	5,347,905
Essex Property Trust, Inc.	14,300	1,504,789
Home Properties, Inc.	9,700	471,711
Mid-America Apartment Communities, Inc.	22,700	1,240,101
Post Properties, Inc.	61,500	1,542,420
UDR, Inc.	62,838	1,277,497
		18,866,710
Retail REITs - 0.8%
CBL & Associates Properties, Inc.	54,000	771,660
Developers Diversified Realty Corp.	28,000	320,320
		1,091,980
TOTAL REAL ESTATE INVESTMENT TRUSTS		19,958,690
REAL ESTATE MANAGEMENT & DEVELOPMENT - 4.2%
Diversified Real Estate Activities - 1.3%
The St. Joe Co. (a)(c)	63,400	1,753,010
Real Estate Operating Companies - 2.1%
Forest City Enterprises, Inc. Class A (a)(c)	216,800	2,874,768
Real Estate Services - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	72,522	1,148,023
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,775,801
SPECIALTY RETAIL - 38.2%
Home Improvement Retail - 38.2%
Home Depot, Inc.	836,400	28,320,504
Lowe's Companies, Inc.	929,300	23,000,175
Lumber Liquidators Holdings, Inc. (a)(c)	7,600	224,276
Sherwin-Williams Co.	4,300	329,509
		51,874,464
TOTAL COMMON STOCKS (Cost $132,683,465)		134,764,082
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.23% (d)	420,407	420,407
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	10,141,743	10,141,743
TOTAL MONEY MARKET FUNDS (Cost $10,562,150)		10,562,150
TOTAL INVESTMENT PORTFOLIO - 107.0% (Cost $143,245,615)	145,326,232
NET OTHER ASSETS - (7.0)%	(9,516,924)
NET ASSETS - 100%	$ 135,809,308
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,042
Fidelity Securities Lending Cash Central Fund	4,048
Total	$ 5,090
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $147,643,583. Net unrealized depreciation aggregated $2,317,351, of which $10,576,495 related to appreciated investment securities and $12,893,846 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Consumer
Discretionary Portfolio

May 31, 2010

1.802163.106

CPR-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
AUTO COMPONENTS - 3.2%
Auto Parts & Equipment - 3.2%
Gentex Corp.	43,700	$ 860,016
Johnson Controls, Inc.	78,800	2,248,164
Tenneco, Inc. (a)	31,097	689,110
		3,797,290
AUTOMOBILES - 1.0%
Automobile Manufacturers - 1.0%
Bayerische Motoren Werke AG (BMW)	26,118	1,219,928
COMMERCIAL SERVICES & SUPPLIES - 0.5%
Diversified Support Services - 0.5%
Viad Corp.	25,087	581,015
DISTRIBUTORS - 0.5%
Distributors - 0.5%
Li & Fung Ltd.	132,000	572,999
DIVERSIFIED CONSUMER SERVICES - 2.4%
Education Services - 1.6%
Career Education Corp. (a)	29,200	817,600
Navitas Ltd.	124,559	498,808
Strayer Education, Inc. (c)	2,400	576,000
		1,892,408
Specialized Consumer Services - 0.8%
Coinstar, Inc. (a)	7,040	377,766
Steiner Leisure Ltd. (a)	14,500	601,750
		979,516
TOTAL DIVERSIFIED CONSUMER SERVICES		2,871,924
FOOD & STAPLES RETAILING - 1.9%
Food Retail - 0.4%
Susser Holdings Corp. (a)	43,011	431,400
Hypermarkets & Super Centers - 1.5%
BJ's Wholesale Club, Inc. (a)	15,600	625,092
Costco Wholesale Corp.	19,900	1,159,175
		1,784,267
TOTAL FOOD & STAPLES RETAILING		2,215,667
HOTELS, RESTAURANTS & LEISURE - 21.6%
Casinos & Gaming - 5.0%
Bally Technologies, Inc. (a)	27,900	1,185,750
Las Vegas Sands Corp. (a)(c)	34,200	803,016
Las Vegas Sands Corp. unit	2,710	1,071,859
MGM Mirage, Inc. (a)(c)	72,920	908,583
Pinnacle Entertainment, Inc. (a)	20,925	253,193
Shuffle Master, Inc. (a)	70,365	584,030
WMS Industries, Inc. (a)	22,800	1,056,324
		5,862,755

	Shares	Value
Hotels, Resorts & Cruise Lines - 4.4%
Home Inns & Hotels Management, Inc. sponsored ADR (a)(c)	16,899	$ 643,683
Starwood Hotels & Resorts Worldwide, Inc.	43,377	2,006,186
Wyndham Worldwide Corp.	106,200	2,506,320
		5,156,189
Restaurants - 12.2%
BJ's Restaurants, Inc. (a)	19,984	463,429
Brinker International, Inc.	30,200	536,956
Darden Restaurants, Inc.	47,200	2,024,880
McDonald's Corp.	99,293	6,639,723
P.F. Chang's China Bistro, Inc. (c)	16,000	695,520
Papa John's International, Inc. (a)	26,600	660,478
Sonic Corp. (a)(c)	28,590	301,625
Starbucks Corp.	93,070	2,409,582
The Cheesecake Factory, Inc. (a)	27,900	711,450
		14,443,643
TOTAL HOTELS, RESTAURANTS & LEISURE		25,462,587
HOUSEHOLD DURABLES - 4.5%
Home Furnishings - 0.6%
Tempur-Pedic International, Inc. (a)	21,800	723,760
Homebuilding - 1.3%
Lennar Corp. Class A	25,970	449,281
Pulte Group, Inc. (a)	60,230	670,962
Toll Brothers, Inc. (a)	20,800	438,256
		1,558,499
Household Appliances - 2.6%
Stanley Black & Decker, Inc.	30,719	1,713,813
Whirlpool Corp.	12,960	1,353,542
		3,067,355
TOTAL HOUSEHOLD DURABLES		5,349,614
INTERNET & CATALOG RETAIL - 5.4%
Internet Retail - 5.4%
Amazon.com, Inc. (a)	39,728	4,984,275
Expedia, Inc.	43,786	944,026
Priceline.com, Inc. (a)	1,900	363,204
		6,291,505
INTERNET SOFTWARE & SERVICES - 1.0%
Internet Software & Services - 1.0%
eBay, Inc. (a)	28,000	599,480
Monster Worldwide, Inc. (a)(c)	38,463	568,868
		1,168,348
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Leisure Products - 0.7%
Polaris Industries, Inc.	13,000	763,100
Common Stocks - continued
	Shares	Value
MEDIA - 23.9%
Advertising - 3.6%
Interpublic Group of Companies, Inc. (a)	188,278	$ 1,572,121
Lamar Advertising Co. Class A (a)	45,900	1,352,673
National CineMedia, Inc.	72,945	1,275,808
		4,200,602
Broadcasting - 0.9%
Discovery Communications, Inc. Class C (a)	31,900	1,012,506
Cable & Satellite - 8.9%
Cablevision Systems Corp. - NY Group Class A	66,200	1,642,422
Comcast Corp. Class A (special) (non-vtg.)	31,200	537,264
DIRECTV (a)	97,019	3,656,646
Time Warner Cable, Inc.	54,796	2,998,985
Virgin Media, Inc.	103,545	1,673,287
		10,508,604
Movies & Entertainment - 10.5%
DreamWorks Animation SKG, Inc. Class A (a)	22,683	673,458
The Walt Disney Co.	191,100	6,386,562
Time Warner, Inc.	88,521	2,743,266
Viacom, Inc. Class B (non-vtg.) (a)	76,700	2,577,887
		12,381,173
TOTAL MEDIA		28,102,885
MULTILINE RETAIL - 6.6%
Department Stores - 1.2%
Macy's, Inc.	66,400	1,474,744
General Merchandise Stores - 5.4%
Big Lots, Inc. (a)	27,016	954,475
Target Corp.	98,600	5,376,658
		6,331,133
TOTAL MULTILINE RETAIL		7,805,877
SPECIALTY RETAIL - 22.6%
Apparel Retail - 4.6%
Inditex SA	10,293	575,112
J. Crew Group, Inc. (a)	6,600	301,224
Ross Stores, Inc.	22,500	1,179,000
rue21, Inc.	8,100	274,995
TJX Companies, Inc.	44,568	2,026,061
Urban Outfitters, Inc. (a)	30,700	1,114,410
		5,470,802
Automotive Retail - 1.9%
Advance Auto Parts, Inc.	42,700	2,210,152

	Shares	Value
Computer & Electronics Retail - 2.2%
Best Buy Co., Inc.	46,272	$ 1,954,992
hhgregg, Inc. (a)	23,400	702,234
		2,657,226
Home Improvement Retail - 9.1%
Home Depot, Inc.	68,733	2,327,299
Lowe's Companies, Inc.	310,703	7,689,902
Lumber Liquidators Holdings, Inc. (a)(c)	22,000	649,220
		10,666,421
Homefurnishing Retail - 2.0%
Bed Bath & Beyond, Inc. (a)	51,600	2,315,292
Specialty Stores - 2.8%
Cabela's, Inc. Class A (a)	27,400	471,554
Hengdeli Holdings Ltd.	1,224,000	507,747
OfficeMax, Inc. (a)	6,900	123,027
Staples, Inc.	50,672	1,090,461
Tiffany & Co., Inc.	10,600	481,558
Vitamin Shoppe, Inc.	24,505	627,818
		3,302,165
TOTAL SPECIALTY RETAIL		26,622,058
TEXTILES, APPAREL & LUXURY GOODS - 2.9%
Apparel, Accessories & Luxury Goods - 2.9%
Coach, Inc.	20,100	826,311
G-III Apparel Group Ltd. (a)	17,545	503,015
Phillips-Van Heusen Corp.	18,900	1,034,397
Polo Ralph Lauren Corp. Class A	12,212	1,060,734
		3,424,457
TOTAL COMMON STOCKS (Cost $104,944,016)		116,249,254
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.23% (d)	2,336,089	2,336,089
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	4,718,450	4,718,450
TOTAL MONEY MARKET FUNDS (Cost $7,054,539)		7,054,539
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $111,998,555)	123,303,793
NET OTHER ASSETS - (4.7)%	(5,574,117)
NET ASSETS - 100%	$ 117,729,676
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 924
Fidelity Securities Lending Cash Central Fund	5,582
Total	$ 6,506
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 116,249,254	$ 115,177,395	$ 1,071,859	$ -
Money Market Funds	7,054,539	7,054,539	-	-
Total Investments in Securities:	$ 123,303,793	$ 122,231,934	$ 1,071,859	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $113,221,847. Net unrealized appreciation aggregated $10,081,946, of which $14,061,989 related to appreciated investment securities and $3,980,043 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Consumer Staples Portfolio

May 31, 2010

1.802172.106

FOO-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BEVERAGES - 30.0%
Brewers - 7.2%
Anadolu Efes Bir Ve T San AS	260,611	$ 2,963,558
Anheuser-Busch InBev SA NV	627,879	30,346,859
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	62,600	6,030,884
Molson Coors Brewing Co. Class B	1,173,715	48,169,264
		87,510,565
Distillers & Vintners - 4.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,913,872	31,885,108
Diageo PLC sponsored ADR	445,171	27,280,079
		59,165,187
Soft Drinks - 17.9%
Coca-Cola Bottling Co. Consolidated	121,472	6,044,447
Coca-Cola Enterprises, Inc.	202,600	5,287,860
Coca-Cola FEMSA SAB de CV sponsored ADR	91,229	6,068,553
Coca-Cola Icecek AS	322,332	2,989,675
Cott Corp. (a)	21,000	158,984
Embotelladora Andina SA sponsored ADR (c)	305,541	6,281,923
Fomento Economico Mexicano SAB de CV sponsored ADR	72,490	3,057,628
PepsiCo, Inc.	840,527	52,860,743
The Coca-Cola Co.	2,582,712	132,751,397
		215,501,210
TOTAL BEVERAGES		362,176,962
FOOD & STAPLES RETAILING - 22.0%
Drug Retail - 10.3%
CVS Caremark Corp.	1,904,274	65,945,009
Walgreen Co.	1,804,285	57,809,291
		123,754,300
Food Distributors - 0.2%
Sysco Corp.	97,800	2,915,418
Food Retail - 4.4%
Koninklijke Ahold NV	518,540	6,532,708
Kroger Co.	1,056,461	21,266,560
Safeway, Inc.	797,865	17,664,731
Susser Holdings Corp. (a)	231,150	2,318,435
The Pantry, Inc. (a)	353,309	5,402,095
		53,184,529
Hypermarkets & Super Centers - 7.1%
BJ's Wholesale Club, Inc. (a)	553,799	22,190,726
Wal-Mart Stores, Inc.	1,253,109	63,357,191
		85,547,917
TOTAL FOOD & STAPLES RETAILING		265,402,164

	Shares	Value
FOOD PRODUCTS - 12.2%
Agricultural Products - 3.2%
Archer Daniels Midland Co.	604,317	$ 15,271,091
Bunge Ltd.	209,672	10,223,607
Corn Products International, Inc.	185,477	6,185,658
Origin Agritech Ltd. (a)	95,200	884,408
SLC Agricola SA	359,700	2,761,002
Viterra, Inc. (a)	397,300	2,962,141
		38,287,907
Packaged Foods & Meats - 9.0%
Ausnutria Dairy Hunan Co. Ltd. Class H (c)	4,736,000	3,138,519
Brasil Foods SA	2,000	25,337
Cermaq ASA (c)	289,800	2,600,108
Cosan Ltd. Class A (a)	111,100	958,793
Danone	94,420	4,881,250
Dean Foods Co. (a)	2,540,346	27,054,685
General Mills, Inc.	40,537	2,887,451
Lindt & Spruengli AG (c)	129	3,126,173
Mead Johnson Nutrition Co. Class A	110,860	5,467,615
Nestle SA	590,919	26,804,151
Tyson Foods, Inc. Class A	187,561	3,297,322
Unilever NV (NY Shares) unit	1,038,310	28,356,246
Want Want China Holdings Ltd.	337,000	265,743
		108,863,393
TOTAL FOOD PRODUCTS		147,151,300
HOUSEHOLD PRODUCTS - 16.0%
Household Products - 16.0%
Colgate-Palmolive Co.	183,854	14,357,159
Energizer Holdings, Inc. (a)	324,266	18,220,507
Procter & Gamble Co.	2,622,593	160,214,204
		192,791,870
PERSONAL PRODUCTS - 4.4%
Personal Products - 4.4%
Avon Products, Inc.	1,805,219	47,820,251
China-Biotics, Inc. (a)(c)	118,757	1,700,600
Natura Cosmeticos SA	156,100	3,232,313
		52,753,164
PHARMACEUTICALS - 2.9%
Pharmaceuticals - 2.9%
Johnson & Johnson	599,274	34,937,674
Perrigo Co.	1,000	59,410
		34,997,084
TOBACCO - 11.1%
Tobacco - 11.1%
Altria Group, Inc.	2,451,510	49,741,138
British American Tobacco PLC sponsored ADR (c)	1,026,241	60,086,411
KT&G Corp.	63,578	3,178,569
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	393,354	$ 17,354,778
Souza Cruz Industria Comerico	86,600	3,141,186
		133,502,082
TOTAL COMMON STOCKS (Cost $1,180,591,811)		1,188,774,626
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.23% (d)	3,715,168	3,715,168
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	7,542,140	7,542,140
TOTAL MONEY MARKET FUNDS (Cost $11,257,308)		11,257,308
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,191,849,119)	1,200,031,934
NET OTHER ASSETS - 0.5%	6,089,197
NET ASSETS - 100%	$ 1,206,121,131
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,806
Fidelity Securities Lending Cash Central Fund	61,135
Total	$ 74,941
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,205,229,405. Net unrealized depreciation aggregated $5,197,471, of which $72,929,131 related to appreciated investment securities and $78,126,602 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Select
Consumer Staples Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Consumer Staples Portfolio

1.851744.103

ACSF-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BEVERAGES - 30.0%
Brewers - 7.2%
Anadolu Efes Bir Ve T San AS	260,611	$ 2,963,558
Anheuser-Busch InBev SA NV	627,879	30,346,859
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	62,600	6,030,884
Molson Coors Brewing Co. Class B	1,173,715	48,169,264
		87,510,565
Distillers & Vintners - 4.9%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,913,872	31,885,108
Diageo PLC sponsored ADR	445,171	27,280,079
		59,165,187
Soft Drinks - 17.9%
Coca-Cola Bottling Co. Consolidated	121,472	6,044,447
Coca-Cola Enterprises, Inc.	202,600	5,287,860
Coca-Cola FEMSA SAB de CV sponsored ADR	91,229	6,068,553
Coca-Cola Icecek AS	322,332	2,989,675
Cott Corp. (a)	21,000	158,984
Embotelladora Andina SA sponsored ADR (c)	305,541	6,281,923
Fomento Economico Mexicano SAB de CV sponsored ADR	72,490	3,057,628
PepsiCo, Inc.	840,527	52,860,743
The Coca-Cola Co.	2,582,712	132,751,397
		215,501,210
TOTAL BEVERAGES		362,176,962
FOOD & STAPLES RETAILING - 22.0%
Drug Retail - 10.3%
CVS Caremark Corp.	1,904,274	65,945,009
Walgreen Co.	1,804,285	57,809,291
		123,754,300
Food Distributors - 0.2%
Sysco Corp.	97,800	2,915,418
Food Retail - 4.4%
Koninklijke Ahold NV	518,540	6,532,708
Kroger Co.	1,056,461	21,266,560
Safeway, Inc.	797,865	17,664,731
Susser Holdings Corp. (a)	231,150	2,318,435
The Pantry, Inc. (a)	353,309	5,402,095
		53,184,529
Hypermarkets & Super Centers - 7.1%
BJ's Wholesale Club, Inc. (a)	553,799	22,190,726
Wal-Mart Stores, Inc.	1,253,109	63,357,191
		85,547,917
TOTAL FOOD & STAPLES RETAILING		265,402,164

	Shares	Value
FOOD PRODUCTS - 12.2%
Agricultural Products - 3.2%
Archer Daniels Midland Co.	604,317	$ 15,271,091
Bunge Ltd.	209,672	10,223,607
Corn Products International, Inc.	185,477	6,185,658
Origin Agritech Ltd. (a)	95,200	884,408
SLC Agricola SA	359,700	2,761,002
Viterra, Inc. (a)	397,300	2,962,141
		38,287,907
Packaged Foods & Meats - 9.0%
Ausnutria Dairy Hunan Co. Ltd. Class H (c)	4,736,000	3,138,519
Brasil Foods SA	2,000	25,337
Cermaq ASA (c)	289,800	2,600,108
Cosan Ltd. Class A (a)	111,100	958,793
Danone	94,420	4,881,250
Dean Foods Co. (a)	2,540,346	27,054,685
General Mills, Inc.	40,537	2,887,451
Lindt & Spruengli AG (c)	129	3,126,173
Mead Johnson Nutrition Co. Class A	110,860	5,467,615
Nestle SA	590,919	26,804,151
Tyson Foods, Inc. Class A	187,561	3,297,322
Unilever NV (NY Shares) unit	1,038,310	28,356,246
Want Want China Holdings Ltd.	337,000	265,743
		108,863,393
TOTAL FOOD PRODUCTS		147,151,300
HOUSEHOLD PRODUCTS - 16.0%
Household Products - 16.0%
Colgate-Palmolive Co.	183,854	14,357,159
Energizer Holdings, Inc. (a)	324,266	18,220,507
Procter & Gamble Co.	2,622,593	160,214,204
		192,791,870
PERSONAL PRODUCTS - 4.4%
Personal Products - 4.4%
Avon Products, Inc.	1,805,219	47,820,251
China-Biotics, Inc. (a)(c)	118,757	1,700,600
Natura Cosmeticos SA	156,100	3,232,313
		52,753,164
PHARMACEUTICALS - 2.9%
Pharmaceuticals - 2.9%
Johnson & Johnson	599,274	34,937,674
Perrigo Co.	1,000	59,410
		34,997,084
TOBACCO - 11.1%
Tobacco - 11.1%
Altria Group, Inc.	2,451,510	49,741,138
British American Tobacco PLC sponsored ADR (c)	1,026,241	60,086,411
KT&G Corp.	63,578	3,178,569
Common Stocks - continued
	Shares	Value
TOBACCO - CONTINUED
Tobacco - continued
Philip Morris International, Inc.	393,354	$ 17,354,778
Souza Cruz Industria Comerico	86,600	3,141,186
		133,502,082
TOTAL COMMON STOCKS (Cost $1,180,591,811)		1,188,774,626
Money Market Funds - 0.9%

Fidelity Cash Central Fund, 0.23% (d)	3,715,168	3,715,168
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	7,542,140	7,542,140
TOTAL MONEY MARKET FUNDS (Cost $11,257,308)		11,257,308
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,191,849,119)	1,200,031,934
NET OTHER ASSETS - 0.5%	6,089,197
NET ASSETS - 100%	$ 1,206,121,131
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,806
Fidelity Securities Lending Cash Central Fund	61,135
Total	$ 74,941
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,205,229,405. Net unrealized depreciation aggregated $5,197,471, of which $72,929,131 related to appreciated investment securities and $78,126,602 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Defense and Aerospace Portfolio

May 31, 2010

1.802165.106

DEF-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
AEROSPACE & DEFENSE - 89.8%
Aerospace & Defense - 89.8%
AeroVironment, Inc. (a)(c)	439,300	$ 11,000,072
Alliant Techsystems, Inc. (a)	200,600	13,799,274
Applied Signal Technology, Inc.	437,800	7,722,792
BE Aerospace, Inc. (a)	726,800	19,710,816
DigitalGlobe, Inc.	379,000	10,600,630
Esterline Technologies Corp. (a)	404,600	21,710,836
European Aeronautic Defence and Space Co. EADS NV	263,700	5,284,967
General Dynamics Corp.	64,230	4,361,217
Goodrich Corp.	456,350	31,670,690
Heico Corp. (c)	553,225	22,068,145
Honeywell International, Inc.	681,100	29,130,647
Lockheed Martin Corp.	327,500	26,173,800
Meggitt PLC	1,995,100	8,678,822
Precision Castparts Corp.	493,200	57,556,440
Raytheon Co.	747,952	39,200,164
Rockwell Collins, Inc.	119,500	6,971,630
Spirit AeroSystems Holdings, Inc. Class A (a)	870,900	16,965,132
Teledyne Technologies, Inc. (a)	337,500	13,267,125
The Boeing Co.	1,261,017	80,932,071
TransDigm Group, Inc.	525,600	27,730,656
United Technologies Corp.	1,825,200	122,981,977
		577,517,903
COMMUNICATIONS EQUIPMENT - 0.6%
Communications Equipment - 0.6%
ViaSat, Inc. (a)	121,100	3,890,943
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
KBR, Inc.	78,100	1,716,638
ELECTRONIC EQUIPMENT & COMPONENTS - 1.6%
Electronic Equipment & Instruments - 1.6%
FLIR Systems, Inc. (a)	362,600	10,330,474
HOUSEHOLD DURABLES - 0.7%
Household Appliances - 0.7%
iRobot Corp. (a)(c)	228,000	4,892,880
INDUSTRIAL CONGLOMERATES - 1.3%
Industrial Conglomerates - 1.3%
General Electric Co.	195,700	3,199,695
Textron, Inc.	239,600	4,952,532
		8,152,227

	Shares	Value
MACHINERY - 1.6%
Construction & Farm Machinery & Heavy Trucks - 0.8%
Navistar International Corp. (a)	92,000	$ 4,984,560
Industrial Machinery - 0.8%
Barnes Group, Inc.	275,100	5,149,872
TOTAL MACHINERY		10,134,432
METALS & MINING - 2.6%
Steel - 2.6%
Allegheny Technologies, Inc.	132,000	7,217,760
Carpenter Technology Corp.	245,000	9,532,950
		16,750,710
SOFTWARE - 0.3%
Systems Software - 0.3%
Sourcefire, Inc. (a)	93,000	1,919,520
TRADING COMPANIES & DISTRIBUTORS - 0.8%
Trading Companies & Distributors - 0.8%
Kaman Corp.	220,000	5,387,800
TOTAL COMMON STOCKS (Cost $604,189,284)		640,693,527
Money Market Funds - 2.8%

Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d) (Cost $18,065,506)	18,065,506	18,065,506
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $622,254,790)	658,759,033
NET OTHER ASSETS - (2.4)%	(15,384,076)
NET ASSETS - 100%	$ 643,374,957
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,305
Fidelity Securities Lending Cash Central Fund	6,504
Total	$ 10,809
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $624,941,923. Net unrealized appreciation aggregated $33,817,110, of which $94,550,740 related to appreciated investment securities and $60,733,630 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

IInvestments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Electronics Portfolio

May 31, 2010

1.802167.106

ELE-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 2.1%
Communications Equipment - 2.1%
QUALCOMM, Inc.	629,442	$ 22,382,958
COMPUTERS & PERIPHERALS - 0.6%
Computer Storage & Peripherals - 0.6%
SanDisk Corp. (a)	147,400	6,871,788
ELECTRICAL EQUIPMENT - 0.4%
Electrical Components & Equipment - 0.4%
Motech Industries, Inc.	1	3
SunPower Corp. Class B (a)	344,700	3,995,073
		3,995,076
ELECTRONIC EQUIPMENT & COMPONENTS - 3.3%
Electronic Manufacturing Services - 3.0%
Benchmark Electronics, Inc. (a)	238,135	4,400,735
Flextronics International Ltd. (a)	2,481,556	16,279,007
Jabil Circuit, Inc.	590,788	8,087,888
Tyco Electronics Ltd.	145,600	4,196,192
		32,963,822
Technology Distributors - 0.3%
Avnet, Inc. (a)	95,931	2,755,138
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		35,718,960
LIFE SCIENCES TOOLS & SERVICES - 0.0%
Life Sciences Tools & Services - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)	285,468	3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 93.0%
Semiconductor Equipment - 18.8%
Advanced Energy Industries, Inc. (a)	14,100	174,276
Amkor Technology, Inc. (a)(c)	5,226,412	35,591,866
Applied Materials, Inc.	4,611,300	59,531,883
ASM International NV (NASDAQ) unit (a)	323,300	6,666,446
ASML Holding NV (NY Shares)	276,000	7,799,760
Brooks Automation, Inc. (a)	26,400	219,648
Cabot Microelectronics Corp. (a)	11,300	414,710
Cohu, Inc.	9,700	135,897
Cymer, Inc. (a)	312,771	9,467,578
Entegris, Inc. (a)	445,239	2,404,291
KLA-Tencor Corp.	192,500	5,923,225
Kulicke & Soffa Industries, Inc. (a)	38,799	270,041
Lam Research Corp. (a)	619,100	23,439,126
Mattson Technology, Inc. (a)	562,070	2,377,556
MEMC Electronic Materials, Inc. (a)	1,311,364	14,883,981
Novellus Systems, Inc. (a)	83,600	2,158,552
Teradyne, Inc. (a)(c)	985,100	10,816,398
Tessera Technologies, Inc. (a)	203,854	3,542,983
Ultratech, Inc. (a)	13,600	189,584

	Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	357,400	$ 11,111,566
Verigy Ltd. (a)	559,000	5,679,440
		202,798,807
Semiconductors - 74.2%
Actel Corp. (a)	10,400	146,744
Advanced Micro Devices, Inc. (a)	4,467,886	38,289,783
Alpha & Omega Semiconductor Ltd. (a)	195,900	2,916,951
Altera Corp.	939,662	22,147,833
Analog Devices, Inc.	138,100	4,028,377
Applied Micro Circuits Corp. (a)	212,972	2,348,016
ARM Holdings PLC sponsored ADR	221,700	2,381,058
Atheros Communications, Inc. (a)	114,600	3,896,400
Atmel Corp. (a)	2,791,729	14,251,777
Avago Technologies Ltd.	1,689,303	34,884,107
Broadcom Corp. Class A	884,810	30,543,641
Conexant Systems, Inc. (a)	553,000	1,570,520
Cree, Inc. (a)	11,300	749,981
Cypress Semiconductor Corp. (a)	131,000	1,492,090
Exar Corp. (a)	15,000	105,000
Fairchild Semiconductor International, Inc. (a)	1,981,680	19,816,800
Himax Technologies, Inc. sponsored ADR	433,873	1,323,313
Ikanos Communications, Inc. (a)	47,100	99,381
Integrated Device Technology, Inc. (a)	954,979	5,577,077
Intel Corp.	11,747,112	251,623,138
International Rectifier Corp. (a)	398,700	8,356,752
Intersil Corp. Class A	1,440,904	19,178,432
Linear Technology Corp.	2,100	58,716
LSI Corp. (a)	580,636	3,094,790
Marvell Technology Group Ltd. (a)	3,183,420	60,421,312
Micron Technology, Inc. (a)	6,365,877	57,865,822
Microsemi Corp. (a)	393,334	6,088,810
Monolithic Power Systems, Inc. (a)	317,232	6,087,682
National Semiconductor Corp.	1,547,030	21,735,772
NVIDIA Corp. (a)	1,978,441	25,996,715
Omnivision Technologies, Inc. (a)	15,300	295,137
ON Semiconductor Corp. (a)	2,666,408	19,491,442
PMC-Sierra, Inc. (a)	1,575,057	12,757,962
Samsung Electronics Co. Ltd.	7,895	5,096,407
Skyworks Solutions, Inc. (a)	649,403	10,344,990
Standard Microsystems Corp. (a)	363,456	8,315,873
Texas Instruments, Inc.	2,517,109	61,467,802
Volterra Semiconductor Corp. (a)	178,000	4,174,100
Xilinx, Inc.	1,238,200	30,273,990
Zoran Corp. (a)	300,884	2,906,539
		802,201,032
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,004,999,839
TOTAL COMMON STOCKS (Cost $1,190,370,390)		1,073,968,624
Convertible Bonds - 0.2%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	$ 470,000	$ 373,039
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductor Equipment - 0.2%
Amkor Technology, Inc. 6% 4/15/14	610,000	1,465,159
TOTAL CONVERTIBLE BONDS (Cost $1,080,000)		1,838,198
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.23% (d)	2,828,993	2,828,993
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	22,661,700	22,661,700
TOTAL MONEY MARKET FUNDS (Cost $25,490,693)		25,490,693
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,216,941,083)	1,101,297,515
NET OTHER ASSETS - (2.0)%	(21,185,019)
NET ASSETS - 100%	$ 1,080,112,496
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,253
Fidelity Securities Lending Cash Central Fund	13,417
Total	$ 17,670
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,073,968,624	$ 1,073,968,621	$ -	$ 3
Convertible Bonds	1,838,198	-	1,838,198	-
Money Market Funds	25,490,693	25,490,693	-	-
Total Investments in Securities:	$ 1,101,297,515	$ 1,099,459,314	$ 1,838,198	$ 3
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 3
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,234,972,159. Net unrealized depreciation aggregated $133,674,644, of which $93,629,378 related to appreciated investment securities and $227,304,022 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Energy Portfolio

May 31, 2010

1.802168.106

ENE-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CHEMICALS - 0.1%
Commodity Chemicals - 0.1%
STR Holdings, Inc. (c)	65,900	$ 1,397,739
CONSTRUCTION & ENGINEERING - 1.4%
Construction & Engineering - 1.4%
Jacobs Engineering Group, Inc. (a)	227,434	9,497,644
KBR, Inc.	718,895	15,801,312
		25,298,956
ELECTRICAL EQUIPMENT - 1.4%
Electrical Components & Equipment - 1.4%
centrotherm photovoltaics AG (a)	82,178	2,647,903
First Solar, Inc. (a)(c)	109,392	12,291,285
JA Solar Holdings Co. Ltd. ADR (a)(c)	711,082	3,462,969
SunPower Corp. Class B (a)	636,200	7,373,558
		25,775,715
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	67,975	4,531,214
ENERGY EQUIPMENT & SERVICES - 29.8%
Oil & Gas Drilling - 9.3%
Ensco International Ltd. ADR	417,300	15,607,020
Helmerich & Payne, Inc.	582,298	21,940,989
Hercules Offshore, Inc. (a)	535,633	1,671,175
Nabors Industries Ltd. (a)	1,815,361	34,546,320
Noble Corp.	1,147,300	33,352,011
Northern Offshore Ltd. (a)	3,489,000	6,476,603
Patterson-UTI Energy, Inc.	635,242	8,912,445
Pride International, Inc. (a)	88,536	2,193,037
Transocean Ltd. (a)	841,751	47,786,204
		172,485,804
Oil & Gas Equipment & Services - 20.5%
Baker Hughes, Inc.	1,645,539	62,760,857
Basic Energy Services, Inc. (a)	66,300	541,008
Cameron International Corp. (a)	371,200	13,437,440
Complete Production Services, Inc. (a)	141,700	1,843,517
Core Laboratories NV (c)	72,900	9,912,942
Dresser-Rand Group, Inc. (a)	115,700	3,682,731
Global Industries Ltd. (a)	480,771	2,509,625
Halliburton Co.	1,274,330	31,641,614
Helix Energy Solutions Group, Inc. (a)	226,800	2,469,852
Hornbeck Offshore Services, Inc. (a)	50,000	764,000
Key Energy Services, Inc. (a)	235,800	2,254,248
National Oilwell Varco, Inc.	1,213,912	46,286,465
Oceaneering International, Inc. (a)	256,870	11,885,375
Oil States International, Inc. (a)	83,100	3,244,224
Schlumberger Ltd.	1,889,760	106,110,024
Smith International, Inc.	998,278	37,495,322
Superior Energy Services, Inc. (a)	380,676	8,283,510
Superior Well Services, Inc. (a)	28,100	424,591
TSC Offshore Group Ltd. (a)	5,462,000	904,909

	Shares	Value
Weatherford International Ltd. (a)	2,073,944	$ 29,284,089
Willbros Group, Inc. (a)	637,018	5,917,897
		381,654,240
TOTAL ENERGY EQUIPMENT & SERVICES		554,140,044
GAS UTILITIES - 0.7%
Gas Utilities - 0.7%
Questar Corp.	252,628	11,332,892
Zhongyu Gas Holdings Ltd. (a)	18,716,000	1,898,906
		13,231,798
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Teck Resources Ltd. Class B (sub. vtg.)	148,600	5,203,492
OIL, GAS & CONSUMABLE FUELS - 65.3%
Coal & Consumable Fuels - 6.4%
Alpha Natural Resources, Inc. (a)	1,042,726	40,009,397
Arch Coal, Inc.	603,138	12,997,624
Centennial Coal Co. Ltd.	745,520	2,563,500
Cloud Peak Energy, Inc.	296,305	4,373,462
CONSOL Energy, Inc.	597,916	21,811,976
International Coal Group, Inc. (a)	282,696	1,224,074
Massey Energy Co.	1,013,405	33,563,974
PT Bumi Resources Tbk	8,082,000	1,783,736
SouthGobi Energy Resources Ltd. (a)(d)	12,400	151,391
		118,479,134
Integrated Oil & Gas - 27.0%
Chevron Corp.	1,609,565	118,898,567
Exxon Mobil Corp.	2,809,732	169,876,391
Marathon Oil Corp.	2,700,377	83,954,721
Murphy Oil Corp.	100	5,338
Occidental Petroleum Corp.	833,538	68,775,220
Suncor Energy, Inc.	756,600	23,564,447
Total SA sponsored ADR (c)	811,300	37,830,919
		502,905,603
Oil & Gas Exploration & Production - 26.4%
Anadarko Petroleum Corp.	925,565	48,434,816
Apache Corp.	228,800	20,486,752
Cabot Oil & Gas Corp.	1,036,680	35,962,429
Canadian Natural Resources Ltd. (c)	423,000	15,099,904
Devon Energy Corp.	96,600	6,167,910
EXCO Resources, Inc.	1,079,658	18,624,101
Newfield Exploration Co. (a)	552,600	28,768,356
Niko Resources Ltd.	50,100	5,016,722
OPTI Canada, Inc. (a)	455,700	855,939
Painted Pony Petroleum Ltd. Class A (a)	393,900	2,283,752
Petrobank Energy & Resources Ltd. (a)	74,200	3,201,942
Petrohawk Energy Corp. (a)	2,306,040	44,345,149
Pioneer Natural Resources Co.	181,400	11,555,180
Southwestern Energy Co. (a)	1,976,990	74,354,594
Talisman Energy, Inc.	521,000	8,987,063
Ultra Petroleum Corp. (a)	396,600	18,251,532
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Whiting Petroleum Corp. (a)	364,125	$ 30,480,904
XTO Energy, Inc.	2,771,882	118,470,237
		491,347,282
Oil & Gas Refining & Marketing - 5.5%
CVR Energy, Inc. (a)	124,000	937,440
Frontier Oil Corp.	1,479,057	20,573,683
Holly Corp.	731,900	18,956,210
Petroplus Holdings AG	210,920	3,056,441
Sunoco, Inc.	429,500	12,829,165
Tesoro Corp.	522,600	6,114,420
Valero Energy Corp.	1,635,908	30,558,761
Western Refining, Inc. (a)(c)	588,710	3,096,615
World Fuel Services Corp.	210,800	5,487,124
		101,609,859
TOTAL OIL, GAS & CONSUMABLE FUELS		1,214,341,878
TOTAL COMMON STOCKS (Cost $1,753,994,458)		1,843,920,836
Convertible Bonds - 0.0%
Principal Amount
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $1,040,000)	$ 1,040,000	825,448
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (e)	5,765,261	$ 5,765,261
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	28,750,961	28,750,961
TOTAL MONEY MARKET FUNDS (Cost $34,516,222)		34,516,222
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,789,550,680)	1,879,262,506
NET OTHER ASSETS - (1.1)%	(21,184,254)
NET ASSETS - 100%	$ 1,858,078,252
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $151,391 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,959
Fidelity Securities Lending Cash Central Fund	143,268
Total	$ 151,227
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,843,920,836	$ 1,842,021,930	$ -	$ 1,898,906
Convertible Bonds	825,448	-	825,448	-
Money Market Funds	34,516,222	34,516,222	-	-
Total Investments in Securities:	$ 1,879,262,506	$ 1,876,538,152	$ 825,448	$ 1,898,906
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5,920)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,904,826
Transfers out of Level 3	-
Ending Balance	$ 1,898,906
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (5,920)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,802,317,087. Net unrealized appreciation aggregated $76,945,419, of which $254,260,909 related to appreciated investment securities and $177,315,490 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Energy Service Portfolio

May 31, 2010

1.802169.106

ENS-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSTRUCTION & ENGINEERING - 0.9%
Construction & Engineering - 0.9%
Jacobs Engineering Group, Inc. (a)	137,100	$ 5,725,296
KBR, Inc.	156,300	3,435,474
		9,160,770
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 1.5%
centrotherm photovoltaics AG (a)	50,900	1,640,077
First Solar, Inc. (a)	63,200	7,101,152
JA Solar Holdings Co. Ltd. ADR (a)(c)	173,900	846,893
SunPower Corp. Class B (a)	508,400	5,892,356
		15,480,478
ELECTRONIC EQUIPMENT & COMPONENTS - 0.2%
Electronic Equipment & Instruments - 0.2%
Itron, Inc. (a)	37,100	2,473,086
ENERGY EQUIPMENT & SERVICES - 97.1%
Oil & Gas Drilling - 20.4%
Ensco International Ltd. ADR	440,700	16,482,180
Helmerich & Payne, Inc.	316,200	11,914,416
Hercules Offshore, Inc. (a)	1,486,631	4,638,289
Nabors Industries Ltd. (a)	1,815,755	34,553,818
Noble Corp.	612,335	17,800,578
Northern Offshore Ltd. (a)	5,235,000	9,717,689
Parker Drilling Co. (a)	708,600	3,408,366
Patterson-UTI Energy, Inc.	1,873,800	26,289,414
Pride International, Inc. (a)	332,900	8,245,933
Seahawk Drilling, Inc. (a)	174,140	2,105,353
Transocean Ltd. (a)	1,388,087	78,801,699
Trinidad Drilling Ltd.	696,600	3,437,940
		217,395,675
Oil & Gas Equipment & Services - 76.7%
Allis-Chalmers Energy, Inc. (a)	226,500	652,320
Baker Hughes, Inc.	2,388,922	91,113,485
Basic Energy Services, Inc. (a)	330,400	2,696,064
Bristow Group, Inc. (a)	340,700	11,072,750
Cal Dive International, Inc. (a)	65,662	362,454
Calfrac Well Services Ltd.	117,200	2,211,469
Cameron International Corp. (a)	1,093,088	39,569,786
Complete Production Services, Inc. (a)	549,500	7,148,995
Core Laboratories NV (c)	181,000	24,612,380
Dawson Geophysical Co. (a)	56,300	1,265,624
Dresser-Rand Group, Inc. (a)	378,300	12,041,289
Dril-Quip, Inc. (a)	58,800	2,864,148
Global Industries Ltd. (a)	1,292,300	6,745,806
Gulfmark Offshore, Inc. Class A (a)	72,100	1,884,694
Halliburton Co.	3,457,241	85,843,294
Helix Energy Solutions Group, Inc. (a)	840,100	9,148,689
Hornbeck Offshore Services, Inc. (a)	293,500	4,484,680
ION Geophysical Corp. (a)	428,400	2,326,212
Key Energy Services, Inc. (a)	1,303,000	12,456,680

	Shares	Value
Lufkin Industries, Inc.	343,000	$ 27,347,390
National Oilwell Varco, Inc.	1,389,062	52,964,934
Natural Gas Services Group, Inc. (a)	73,000	1,172,380
Newpark Resources, Inc. (a)	481,600	3,091,872
Oceaneering International, Inc. (a)	493,400	22,829,618
Oil States International, Inc. (a)	251,200	9,806,848
PHI, Inc. (non-vtg.) (a)	248,100	4,374,003
RPC, Inc.	235,100	2,654,279
Schlumberger Ltd.	3,918,446	220,020,742
SEACOR Holdings, Inc. (a)	18,500	1,350,130
Smith International, Inc.	1,327,956	49,878,027
Superior Energy Services, Inc. (a)	617,475	13,436,256
Superior Well Services, Inc. (a)(c)	48,200	728,302
T-3 Energy Services, Inc. (a)	477,800	12,742,926
Tenaris SA sponsored ADR	75,900	2,817,408
TETRA Technologies, Inc. (a)	2,508,602	25,236,536
TSC Offshore Group Ltd. (a)	4,114,000	681,581
Weatherford International Ltd. (a)	3,044,338	42,986,053
Willbros Group, Inc. (a)	248,000	2,303,920
		814,924,024
TOTAL ENERGY EQUIPMENT & SERVICES		1,032,319,699
TOTAL COMMON STOCKS (Cost $1,022,565,414)		1,059,434,033
Convertible Bonds - 0.0%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.0%
Electrical Components & Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14 (Cost $620,000)	$ 620,000	492,094
Money Market Funds - 2.6%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d) (Cost $27,307,350)	27,307,350	27,307,350
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $1,050,492,764)	1,087,233,477
NET OTHER ASSETS - (2.3)%	(24,156,299)
NET ASSETS - 100%	$ 1,063,077,178
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,896
Fidelity Securities Lending Cash Central Fund	72,273
Total	$ 75,169
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,059,434,033	$ 1,059,434,033	$ -	$ -
Convertible Bonds	492,094	-	492,094	-
Money Market Funds	27,307,350	27,307,350	-	-
Total Investments in Securities:	$ 1,087,233,477	$ 1,086,741,383	$ 492,094	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,066,665,743. Net unrealized appreciation aggregated $20,567,734, of which $157,677,681 related to appreciated investment securities and $137,109,947 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Environment and
Alternative Energy Portfolio

(formerly Fidelity® Select Environmental Portfolio)

May 31, 2010

1.802170.106

ENV-QTLY-0710

Investments May 31, 2010 (Unaudited)*

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CHEMICALS - 25.2%
Commodity Chemicals - 2.0%
Calgon Carbon Corp. (a)	61,800	$ 918,966
Specialty Chemicals - 23.2%
Ecolab, Inc.	140,778	6,648,945
Nalco Holding Co.	173,200	3,924,712
Wacker Chemie AG (c)	3,300	414,525
		10,988,182
TOTAL CHEMICALS		11,907,148
COMMERCIAL SERVICES & SUPPLIES - 27.6%
Environmental & Facility Services - 27.6%
Clean Harbors, Inc. (a)	40,300	2,554,617
Covanta Holding Corp. (a)	147,400	2,274,382
Stericycle, Inc. (a)	92,660	5,431,729
Tetra Tech, Inc. (a)	44,000	997,260
Waste Management, Inc.	55,393	1,800,826
		13,058,814
CONSTRUCTION MATERIALS - 2.0%
Construction Materials - 2.0%
Headwaters, Inc. (a)	235,900	931,805
ELECTRICAL EQUIPMENT - 4.3%
Electrical Components & Equipment - 4.3%
First Solar, Inc. (a)(c)	5,900	662,924
General Cable Corp. (a)	37,900	1,180,964
Nexxus Lighting, Inc. (a)	2,900	8,758
SunPower Corp. Class B (a)	14,800	171,532
		2,024,178
ELECTRONIC EQUIPMENT & COMPONENTS - 4.5%
Electronic Equipment & Instruments - 4.5%
Itron, Inc. (a)	32,000	2,133,120
ENERGY EQUIPMENT & SERVICES - 1.8%
Oil & Gas Equipment & Services - 1.8%
Newpark Resources, Inc. (a)	137,100	880,182
FOOD & STAPLES RETAILING - 4.7%
Food Distributors - 4.7%
United Natural Foods, Inc. (a)	72,200	2,241,810
FOOD PRODUCTS - 4.3%
Agricultural Products - 4.3%
Darling International, Inc. (a)	254,800	2,038,400

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 3.8%
Independent Power Producers & Energy Traders - 3.8%
Ormat Technologies, Inc. (c)	62,500	$ 1,780,625
MACHINERY - 17.1%
Construction & Farm Machinery & Heavy Trucks - 2.7%
Lindsay Corp. (c)	37,500	1,281,375
Industrial Machinery - 14.4%
Kadant, Inc. (a)	109,700	2,142,441
Pall Corp.	136,700	4,654,635
		6,797,076
TOTAL MACHINERY		8,078,451
MULTI-UTILITIES - 1.8%
Multi-Utilities - 1.8%
Veolia Environnement sponsored ADR	34,053	875,162
PERSONAL PRODUCTS - 1.0%
Personal Products - 1.0%
NBTY, Inc. (a)	13,400	458,816
TOTAL COMMON STOCKS (Cost $43,339,095)		46,408,511
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 0.23% (d)	771,986	771,986
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	2,948,080	2,948,080
TOTAL MONEY MARKET FUNDS (Cost $3,720,066)		3,720,066
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $47,059,161)	50,128,577
NET OTHER ASSETS - (6.0)%	(2,843,446)
NET ASSETS - 100%	$ 47,285,131
Legend

* At a shareholder meeting on June 15, 2010, shareholders approved changes to certain of the Fund's fundamental investment policies. As a result, effective July 1, 2010, the Fund's investment strategy was broadened to include an emphasis on companies engaged in alternative and renewable energy, energy efficiency, pollution control and water infrastructure, in addition to the Fund's current focus on waste management and other environmental companies. At the same time, the Fund was renamed Environment and Alternative Energy Portfolio and changed its performance benchmark to the FTSE Environmental Opportunities & Alternative Energy Index.

(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 353
Fidelity Securities Lending Cash Central Fund	4,515
Total	$ 4,868
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $48,329,568. Net unrealized appreciation aggregated $1,799,009, of which $4,862,824 related to appreciated investment securities and $3,063,815 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Financial Services Portfolio

May 31, 2010

1.802171.106

FIN-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CAPITAL MARKETS - 25.0%
Asset Management & Custody Banks - 8.0%
AllianceBernstein Holding LP	174,502	$ 4,954,112
Bank of New York Mellon Corp.	166,253	4,522,082
EFG International	533,645	7,552,888
Franklin Resources, Inc.	94,988	9,317,373
Janus Capital Group, Inc.	114,700	1,222,702
Legg Mason, Inc.	145,218	4,315,879
Northern Trust Corp.	99,837	5,072,718
State Street Corp.	55,093	2,102,900
T. Rowe Price Group, Inc.	27,600	1,366,752
U.S. Global Investments, Inc. Class A	98,652	700,429
		41,127,835
Diversified Capital Markets - 0.5%
Deutsche Bank AG (NY Shares)	43,803	2,609,345
Investment Banking & Brokerage - 16.5%
Charles Schwab Corp.	208,082	3,400,060
Evercore Partners, Inc. Class A	170,713	5,565,244
GFI Group, Inc.	1,382,336	8,363,133
Gleacher & Co., Inc. (a)	1,313,807	5,176,400
Goldman Sachs Group, Inc.	87,256	12,587,551
Jefferies Group, Inc. (c)	451,485	10,533,145
MF Global Holdings Ltd. (a)	880,682	6,781,251
Morgan Stanley	946,300	25,654,193
TD Ameritrade Holding Corp. (a)	338,800	6,006,924
		84,067,901
TOTAL CAPITAL MARKETS		127,805,081
COMMERCIAL BANKS - 31.5%
Diversified Banks - 4.9%
Banco Macro SA sponsored ADR	42,052	1,145,917
Barclays PLC Sponsored ADR	2,500	44,050
BBVA Banco Frances SA sponsored ADR	231,233	1,366,587
China Citic Bank Corp. Ltd. Class H	16,102,600	9,637,075
China Merchants Bank Co. Ltd. (H Shares)	413,015	980,237
Industrial & Commercial Bank of China Ltd. (H Shares)	9,337,000	6,919,050
Mizuho Financial Group, Inc. (c)	2,342,900	4,217,040
National Bank of Greece SA sponsored ADR	146,744	359,523
U.S. Bancorp, Delaware	10,784	258,385
Wells Fargo & Co.	7,488	214,831
		25,142,695
Regional Banks - 26.6%
1st Pacific Bancorp (a)	141,521	7,147
Atlantic Southern Financial Group, Inc. (a)(c)	55,206	80,049
Bancorp New Jersey, Inc.	9,188	110,256
BancTrust Financial Group, Inc. (c)	87,350	386,961
Bar Harbor Bankshares	3,668	97,752

	Shares	Value
BB&T Corp.	151,400	$ 4,578,336
Boston Private Financial Holdings, Inc.	96,800	708,576
Bridge Capital Holdings (a)	13,708	141,329
Cathay General Bancorp	46,500	512,430
Chicopee Bancorp, Inc. (a)	7,830	91,611
Citizens Banking Corp., Michigan (a)	3,558,674	3,914,541
City National Corp.	143,600	8,282,848
CoBiz, Inc. (c)	784,112	5,198,663
Evans Bancorp, Inc.	8,201	102,513
Fifth Third Bancorp	352,800	4,582,872
First Interstate Bancsystem, Inc.	131,200	2,066,400
Glacier Bancorp, Inc.	401,366	6,365,665
Huntington Bancshares, Inc.	265,900	1,637,944
KeyCorp	69,137	554,479
Landmark Bancorp, Inc.	3,781	62,387
MidWestOne Financial Group, Inc.	10,512	175,761
Monroe Bancorp	16,350	125,405
Nara Bancorp, Inc. (a)	112,702	859,916
Oriental Financial Group, Inc.	147,500	2,017,800
PNC Financial Services Group, Inc.	4,418	277,230
Preferred Bank, Los Angeles California (a)(c)	53,500	117,700
Regions Financial Corp.	3,016,066	23,012,584
Salisbury Bancorp, Inc.	4,550	100,100
Savannah Bancorp, Inc.	28,028	289,810
Smithtown Bancorp, Inc. (c)	98,500	265,950
Southwest Bancorp, Inc., Oklahoma	22,600	349,396
Sterling Bancshares, Inc.	210,400	1,125,640
Sun Bancorp, Inc., New Jersey	67,486	321,233
SunTrust Banks, Inc.	870,292	23,454,369
SVB Financial Group (a)	124,600	5,589,556
Synovus Financial Corp. (c)	4,204,968	12,446,705
Tamalpais Bancorp (a)	64,636	1,357
Umpqua Holdings Corp.	325,465	4,087,840
United Security Bancshares, California (c)	21,042	99,950
Valley National Bancorp (c)	70,875	1,024,853
W Holding Co., Inc. (a)(c)	23,406	12,639
Washington Trust Bancorp, Inc.	8,300	151,475
West Bancorp., Inc.	20,005	159,640
Wintrust Financial Corp.	190,955	6,809,455
Zions Bancorp.	561,091	13,438,129
		135,797,252
TOTAL COMMERCIAL BANKS		160,939,947
CONSUMER FINANCE - 1.7%
Consumer Finance - 1.7%
Promise Co. Ltd. (c)	72,100	467,663
SLM Corp. (a)	740,497	8,226,922
		8,694,585
DIVERSIFIED FINANCIAL SERVICES - 19.1%
Other Diversified Financial Services - 14.6%
Bank of America Corp.	1,516,947	23,876,746
Common Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - CONTINUED
Other Diversified Financial Services - continued
Citigroup, Inc. (a)	6,859,516	$ 27,163,676
JPMorgan Chase & Co.	590,308	23,364,391
		74,404,813
Specialized Finance - 4.5%
BM&F BOVESPA SA	34,200	225,173
CME Group, Inc.	13,454	4,260,209
JSE Ltd.	58,700	505,857
Moody's Corp. (c)	881,898	18,078,909
		23,070,148
TOTAL DIVERSIFIED FINANCIAL SERVICES		97,474,961
HOTELS, RESTAURANTS & LEISURE - 0.3%
Casinos & Gaming - 0.3%
Wynn Macau Ltd. (c)	796,800	1,291,433
INSURANCE - 8.6%
Insurance Brokers - 0.1%
Aon Corp.	6,100	240,767
Life & Health Insurance - 0.2%
Primerica, Inc. (a)	1,700	40,290
Symetra Financial Corp.	89,000	1,174,800
		1,215,090
Multi-Line Insurance - 3.3%
Genworth Financial, Inc. Class A (a)	818,361	12,758,248
Hartford Financial Services Group, Inc.	162,800	4,081,396
		16,839,644
Property & Casualty Insurance - 4.4%
ACE Ltd.	56,100	2,757,876
CNA Financial Corp. (a)	136,705	3,565,266
The First American Corp.	458,886	15,615,891
United Fire & Casualty Co.	28,998	619,107
		22,558,140
Reinsurance - 0.6%
Everest Re Group Ltd.	42,177	3,065,424
TOTAL INSURANCE		43,919,065
INTERNET SOFTWARE & SERVICES - 0.8%
Internet Software & Services - 0.8%
China Finance Online Co. Ltd. ADR (a)(c)	588,381	4,206,924

	Shares	Value
IT SERVICES - 8.4%
Data Processing & Outsourced Services - 8.2%
Euronet Worldwide, Inc. (a)	230,392	$ 3,029,655
MasterCard, Inc. Class A	78,152	15,768,729
MoneyGram International, Inc. (a)	1,667,683	4,386,006
Visa, Inc. Class A	258,793	18,752,141
		41,936,531
IT Consulting & Other Services - 0.2%
Satyam Computer Services Ltd. sponsored ADR (a)(c)	131,900	681,923
TOTAL IT SERVICES		42,618,454
MEDIA - 2.2%
Advertising - 0.2%
SearchMedia Holdings Ltd. (a)	250,100	995,398
Publishing - 2.0%
McGraw-Hill Companies, Inc.	365,932	10,172,910
TOTAL MEDIA		11,168,308
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
Diversified Real Estate Activities - 0.3%
Mitsubishi Estate Co. Ltd.	112,000	1,709,839
Real Estate Development - 0.3%
Central China Real Estate Ltd.	5,923,000	1,369,234
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,079,073
THRIFTS & MORTGAGE FINANCE - 0.9%
Thrifts & Mortgage Finance - 0.9%
BofI Holding, Inc. (a)(c)	50,561	808,470
Cheviot Financial Corp.	64,913	516,058
First Financial Northwest, Inc.	14,800	71,188
Mayflower Bancorp, Inc.	7,429	57,129
Meridian Interstate Bancorp, Inc. (a)	54,608	625,808
Ocean Shore Holding Co.	54,638	605,935
Osage Bancshares, Inc.	27,700	207,750
Park Bancorp, Inc. (a)	100	425
United Western Bancorp, Inc.	335,369	409,150
Washington Federal, Inc.	72,278	1,248,964
		4,550,877
TOTAL COMMON STOCKS (Cost $523,115,317)		505,748,708
Convertible Preferred Stocks - 0.0%

COMMERCIAL BANKS - 0.0%
Regional Banks - 0.0%
UCBH Holdings, Inc. Series B, 8.50% (Cost $195,681)	130	767
Money Market Funds - 7.2%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (d)	1,938,275	$ 1,938,275
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	34,822,081	34,822,081
TOTAL MONEY MARKET FUNDS (Cost $36,760,356)		36,760,356
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $560,071,354)	542,509,831
NET OTHER ASSETS - (6.3)%	(32,253,039)
NET ASSETS - 100%	$ 510,256,792
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,717
Fidelity Securities Lending Cash Central Fund	78,468
Total	$ 86,185
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 505,748,708	$ 505,748,708	$ -	$ -
Convertible Preferred Stocks	767	-	767	-
Money Market Funds	36,760,356	36,760,356	-	-
Total Investments in Securities:	$ 542,509,831	$ 542,509,064	$ 767	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $572,880,060. Net unrealized depreciation aggregated $30,370,229, of which $31,146,893 related to appreciated investment securities and $61,517,122 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity® Select Gold Portfolio

May 31, 2010

1.802173.106

GOL-QTLY-0710

Consolidated Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 6.8%
METALS & MINING - 6.8%
Gold - 6.8%
Andean Resources Ltd. (a)(c)	5,072,514	$ 13,842,208
Avoca Resources Ltd. (a)(c)	2,272,745	3,955,465
Centamin Egypt Ltd. (a)	4,197,000	9,214,048
Dominion Mining Ltd. (c)	945,794	2,181,418
Intrepid Mines Ltd. (a)(c)	2,250,053	1,036,022
Kingsgate Consolidated NL	1,443,138	10,204,998
Medusa Mining Ltd.	627,375	2,438,174
Mineral Deposits Ltd. (a)	4,800,073	3,953,958
Newcrest Mining Ltd.	6,390,648	173,420,343
Perseus Mining Ltd. (a)(c)	3,399,308	5,442,261
Perseus Mining Ltd. (a)	1,300,000	2,117,873
Resolute Mining Ltd. (a)	4,151,661	3,717,983
St Barbara Ltd. (a)	18,903,060	4,870,926
Troy Resources NL (a)(d)	2,300,000	5,091,519
		241,487,196
Bailiwick of Jersey - 5.5%
METALS & MINING - 5.5%
Gold - 5.5%
Randgold Resources Ltd. sponsored ADR (c)	2,228,667	194,896,929
Bermuda - 0.0%
METALS & MINING - 0.0%
Precious Metals & Minerals - 0.0%
Aquarius Platinum Ltd. (United Kingdom)	121,752	666,285
Canada - 52.0%
METALS & MINING - 52.0%
Diversified Metals & Mining - 0.3%
Anatolia Minerals Development Ltd. (a)	70,000	325,347
Clifton Star Resources, Inc. (a)	5,000	23,095
Fronteer Gold, Inc. (a)	570,000	3,261,045
Kimber Resources, Inc. (a)	16,100	14,812
Kimber Resources, Inc. (a)(d)	5,832,000	5,365,328
		8,989,627
Gold - 49.8%
Agnico-Eagle Mines Ltd. (Canada)	2,783,400	165,376,905
Alamos Gold, Inc. (c)	2,143,800	31,412,268
Argonaut Gold Ltd. (a)	242,200	626,679
Aurizon Mines Ltd. (a)	2,234,600	10,964,209
Avion Gold Corp. (a)	5,020,000	2,886,440
B2Gold Corp. (a)(c)	1,557,400	2,208,866
Barrick Gold Corp. (c)	7,844,519	331,897,953
Canaco Resources, Inc. (a)	100,000	76,665
Centerra Gold, Inc. (a)	545,000	6,695,640
Colossus Minerals, Inc. (a)	480,000	3,293,531
Crocodile Gold Corp. (a)	10,000	13,512
Detour Gold Corp. (a)(d)	615,000	13,408,002

	Shares	Value
Eldorado Gold Corp.	8,475,213	$ 146,762,912
European Goldfields Ltd. (a)	1,834,600	11,181,654
Exeter Resource Corp. (a)	233,000	1,743,872
Extorre Gold Mines Ltd. (a)	233,000	616,272
Franco-Nevada Corp.	1,593,400	46,221,579
Gammon Gold, Inc. (a)	1,597,500	11,864,518
Goldcorp, Inc.	8,050,300	350,942,165
Golden Star Resources Ltd. (a)(c)	3,375,769	14,169,495
Great Basin Gold Ltd. (a)(c)	5,107,900	8,713,045
Great Basin Gold Ltd. warrants 10/15/10 (a)	850,000	232,151
Greystar Resources Ltd. (a)	829,200	4,314,860
Guyana Goldfields, Inc. (a)	878,000	5,671,030
Guyana Goldfields, Inc. (a)(d)	155,000	1,001,150
IAMGOLD Corp.	5,139,000	90,221,831
International Tower Hill Mines Ltd. (a)	276,700	2,004,650
Jaguar Mining, Inc. (a)(c)	1,105,500	9,958,505
Keegan Resources, Inc. (a)	30,000	172,209
Kinross Gold Corp.	8,440,100	148,176,936
Kirkland Lake Gold, Inc. (a)	16,000	126,804
Lake Shore Gold Corp. (a)	785,000	2,317,010
Minefinders Corp. Ltd. (a)	1,020,000	9,178,534
New Gold, Inc. (a)	4,846,900	29,819,931
New Gold, Inc. warrants 4/3/12 (a)(d)	2,928,500	98,225
Northgate Minerals Corp. (a)	3,104,900	9,313,212
Novagold Resources, Inc. (a)	275,000	1,994,969
Osisko Mining Corp. (a)	597,000	6,007,187
Osisko Mining Corp. (a)(d)	3,000,000	30,186,871
Premier Gold Mines Ltd. (a)	575,200	2,541,133
Rainy River Resources Ltd. (a)	55,000	343,124
Red Back Mining, Inc. (a)	2,713,100	69,498,000
Red Back Mining, Inc. (a)(d)	270,000	6,916,243
Romarco Minerals, Inc. (a)	1,705,000	3,022,760
Rubicon Minerals Corp. (a)	1,486,352	5,170,539
San Gold Corp. (a)	1,651,400	7,153,165
Seabridge Gold, Inc. (a)	631,105	21,730,333
SEMAFO, Inc. (a)	996,100	6,615,211
Torex Gold Resources, Inc. (a)	230,000	273,311
Ventana Gold Corp. (a)	960,800	9,382,417
Yamana Gold, Inc.	10,460,900	113,881,959
		1,758,400,442
Precious Metals & Minerals - 1.9%
Etruscan Resources, Inc. (a)	1,216,800	454,770
Etruscan Resources, Inc. (a)(d)	1,549,400	579,076
Etruscan Resources, Inc. warrants 11/2/10 (a)(d)	774,700	7,424
Orko Silver Corp. (a)	85,000	131,960
Pan American Silver Corp.	999,987	25,471,638
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	1,394,371
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Silver Standard Resources, Inc. (a)	1,046,800	$ 19,019,960
Silver Wheaton Corp. (a)	1,110,000	21,104,360
		68,163,559
TOTAL METALS & MINING		1,835,553,628
Cayman Islands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Real Gold Mining Ltd. (a)	425,000	677,913
China - 1.1%
METALS & MINING - 1.1%
Gold - 1.1%
Zhaojin Mining Industry Co. Ltd. (H Shares)	8,624,500	17,832,946
Zijin Mining Group Co. Ltd. (H Shares)	25,578,000	19,019,910
		36,852,856
Luxembourg - 0.0%
METALS & MINING - 0.0%
Steel - 0.0%
ArcelorMittal SA (NY Shares) Class A unit (c)	40,000	1,212,800
Papua New Guinea - 4.4%
METALS & MINING - 4.4%
Gold - 4.4%
Lihir Gold Ltd.	45,838,352	154,131,596
Peru - 0.8%
METALS & MINING - 0.8%
Precious Metals & Minerals - 0.8%
Compania de Minas Buenaventura SA sponsored ADR	750,000	27,000,000
Russia - 0.8%
METALS & MINING - 0.8%
Gold - 0.8%
Polyus Gold OJSC sponsored ADR	1,002,566	25,535,557

	Shares	Value
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) (a)	63,300	$ 715,290
TOTAL METALS & MINING		26,250,847
South Africa - 11.7%
METALS & MINING - 11.7%
Gold - 11.7%
AngloGold Ashanti Ltd. sponsored ADR	6,022,452	252,461,188
Gold Fields Ltd. sponsored ADR	7,878,659	108,331,561
Harmony Gold Mining Co. Ltd.	1,484,000	14,881,117
Harmony Gold Mining Co. Ltd. sponsored ADR	3,811,800	36,898,224
		412,572,090
United Kingdom - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
Pan African Resources PLC (a)	50,000	4,507
Petropavlovsk PLC	1,285,000	22,456,503
		22,461,010
United States of America - 9.7%
MACHINERY - 0.1%
Construction & Farm Machinery & Heavy Trucks - 0.1%
Bucyrus International, Inc. Class A	100,000	5,356,000
METALS & MINING - 9.1%
Gold - 9.1%
Allied Nevada Gold Corp. (a)(c)	612,800	11,728,992
Newmont Mining Corp.	5,016,450	269,985,339
Royal Gold, Inc. (c)	709,413	35,569,968
US Gold Corp. (a)	1,165,900	4,605,305
		321,889,604
Precious Metals & Minerals - 0.0%
Hecla Mining Co. (a)(c)	10,000	53,800
TOTAL METALS & MINING		321,943,404
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. (a)	140,000	5,371,800
Massey Energy Co.	320,000	10,598,400
		15,970,200
TOTAL UNITED STATES OF AMERICA		343,269,604
TOTAL COMMON STOCKS (Cost $2,416,466,702)		3,297,032,754
Commodities - 4.7%
	Troy Ounces
Gold Bullion (a) (Cost $116,799,400)	135,500	164,571,525
Money Market Funds - 14.4%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (e)	69,938,893	$ 69,938,893
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	438,730,493	438,730,493
TOTAL MONEY MARKET FUNDS (Cost $508,669,386)		508,669,386
TOTAL INVESTMENT PORTFOLIO - 112.5% (Cost $3,041,935,488)	3,970,273,665
NET OTHER ASSETS - (12.5)%	(440,233,484)
NET ASSETS - 100%	$ 3,530,040,181
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,653,838 or 1.8% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,335
Fidelity Securities Lending Cash Central Fund	138,517
Total	$ 156,852
Other Affiliated Issuers
Consolidated Subsidiary	Value, Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 207,130,454	$ 148,494	$ 56,039,750	$ -	$ 164,524,476
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments:
Common Stocks	$ 3,297,032,754	$ 3,295,638,383	$ 1,394,371	$ -
Commodities	164,571,525	164,571,525	-	-
Money Market Funds	508,669,386	508,669,386	-	-
Total Investments:	$ 3,970,273,665	$ 3,968,879,294	$ 1,394,371	$ -
The following is a reconciliation of Investments for which Level 3 inputs were used in determining value:

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Investment or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include investments received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At May 31, 2010, the cost of investments for income tax purposes was $3,176,357,421. Net unrealized appreciation aggregated $793,916,244, of which $881,984,784 related to appreciated investments and $88,068,540 related to depreciated investments.

Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the Fund. As of May 31, 2010, the Fund held $164,524,476 in the Subsidiary, representing 4.7% of the Fund's net assets. The Quarterly Holdings report has been consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Investment transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity® Advisor Select
Gold Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Gold Portfolio

1.851741.103

AGLD-QTLY-0710

Consolidated Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 6.8%
METALS & MINING - 6.8%
Gold - 6.8%
Andean Resources Ltd. (a)(c)	5,072,514	$ 13,842,208
Avoca Resources Ltd. (a)(c)	2,272,745	3,955,465
Centamin Egypt Ltd. (a)	4,197,000	9,214,048
Dominion Mining Ltd. (c)	945,794	2,181,418
Intrepid Mines Ltd. (a)(c)	2,250,053	1,036,022
Kingsgate Consolidated NL	1,443,138	10,204,998
Medusa Mining Ltd.	627,375	2,438,174
Mineral Deposits Ltd. (a)	4,800,073	3,953,958
Newcrest Mining Ltd.	6,390,648	173,420,343
Perseus Mining Ltd. (a)(c)	3,399,308	5,442,261
Perseus Mining Ltd. (a)	1,300,000	2,117,873
Resolute Mining Ltd. (a)	4,151,661	3,717,983
St Barbara Ltd. (a)	18,903,060	4,870,926
Troy Resources NL (a)(d)	2,300,000	5,091,519
		241,487,196
Bailiwick of Jersey - 5.5%
METALS & MINING - 5.5%
Gold - 5.5%
Randgold Resources Ltd. sponsored ADR (c)	2,228,667	194,896,929
Bermuda - 0.0%
METALS & MINING - 0.0%
Precious Metals & Minerals - 0.0%
Aquarius Platinum Ltd. (United Kingdom)	121,752	666,285
Canada - 52.0%
METALS & MINING - 52.0%
Diversified Metals & Mining - 0.3%
Anatolia Minerals Development Ltd. (a)	70,000	325,347
Clifton Star Resources, Inc. (a)	5,000	23,095
Fronteer Gold, Inc. (a)	570,000	3,261,045
Kimber Resources, Inc. (a)	16,100	14,812
Kimber Resources, Inc. (a)(d)	5,832,000	5,365,328
		8,989,627
Gold - 49.8%
Agnico-Eagle Mines Ltd. (Canada)	2,783,400	165,376,905
Alamos Gold, Inc. (c)	2,143,800	31,412,268
Argonaut Gold Ltd. (a)	242,200	626,679
Aurizon Mines Ltd. (a)	2,234,600	10,964,209
Avion Gold Corp. (a)	5,020,000	2,886,440
B2Gold Corp. (a)(c)	1,557,400	2,208,866
Barrick Gold Corp. (c)	7,844,519	331,897,953
Canaco Resources, Inc. (a)	100,000	76,665
Centerra Gold, Inc. (a)	545,000	6,695,640
Colossus Minerals, Inc. (a)	480,000	3,293,531
Crocodile Gold Corp. (a)	10,000	13,512
Detour Gold Corp. (a)(d)	615,000	13,408,002

	Shares	Value
Eldorado Gold Corp.	8,475,213	$ 146,762,912
European Goldfields Ltd. (a)	1,834,600	11,181,654
Exeter Resource Corp. (a)	233,000	1,743,872
Extorre Gold Mines Ltd. (a)	233,000	616,272
Franco-Nevada Corp.	1,593,400	46,221,579
Gammon Gold, Inc. (a)	1,597,500	11,864,518
Goldcorp, Inc.	8,050,300	350,942,165
Golden Star Resources Ltd. (a)(c)	3,375,769	14,169,495
Great Basin Gold Ltd. (a)(c)	5,107,900	8,713,045
Great Basin Gold Ltd. warrants 10/15/10 (a)	850,000	232,151
Greystar Resources Ltd. (a)	829,200	4,314,860
Guyana Goldfields, Inc. (a)	878,000	5,671,030
Guyana Goldfields, Inc. (a)(d)	155,000	1,001,150
IAMGOLD Corp.	5,139,000	90,221,831
International Tower Hill Mines Ltd. (a)	276,700	2,004,650
Jaguar Mining, Inc. (a)(c)	1,105,500	9,958,505
Keegan Resources, Inc. (a)	30,000	172,209
Kinross Gold Corp.	8,440,100	148,176,936
Kirkland Lake Gold, Inc. (a)	16,000	126,804
Lake Shore Gold Corp. (a)	785,000	2,317,010
Minefinders Corp. Ltd. (a)	1,020,000	9,178,534
New Gold, Inc. (a)	4,846,900	29,819,931
New Gold, Inc. warrants 4/3/12 (a)(d)	2,928,500	98,225
Northgate Minerals Corp. (a)	3,104,900	9,313,212
Novagold Resources, Inc. (a)	275,000	1,994,969
Osisko Mining Corp. (a)	597,000	6,007,187
Osisko Mining Corp. (a)(d)	3,000,000	30,186,871
Premier Gold Mines Ltd. (a)	575,200	2,541,133
Rainy River Resources Ltd. (a)	55,000	343,124
Red Back Mining, Inc. (a)	2,713,100	69,498,000
Red Back Mining, Inc. (a)(d)	270,000	6,916,243
Romarco Minerals, Inc. (a)	1,705,000	3,022,760
Rubicon Minerals Corp. (a)	1,486,352	5,170,539
San Gold Corp. (a)	1,651,400	7,153,165
Seabridge Gold, Inc. (a)	631,105	21,730,333
SEMAFO, Inc. (a)	996,100	6,615,211
Torex Gold Resources, Inc. (a)	230,000	273,311
Ventana Gold Corp. (a)	960,800	9,382,417
Yamana Gold, Inc.	10,460,900	113,881,959
		1,758,400,442
Precious Metals & Minerals - 1.9%
Etruscan Resources, Inc. (a)	1,216,800	454,770
Etruscan Resources, Inc. (a)(d)	1,549,400	579,076
Etruscan Resources, Inc. warrants 11/2/10 (a)(d)	774,700	7,424
Orko Silver Corp. (a)	85,000	131,960
Pan American Silver Corp.	999,987	25,471,638
Pan American Silver Corp. warrants 12/7/14 (a)	232,460	1,394,371
Common Stocks - continued
	Shares	Value
Canada - continued
METALS & MINING - CONTINUED
Precious Metals & Minerals - continued
Silver Standard Resources, Inc. (a)	1,046,800	$ 19,019,960
Silver Wheaton Corp. (a)	1,110,000	21,104,360
		68,163,559
TOTAL METALS & MINING		1,835,553,628
Cayman Islands - 0.0%
METALS & MINING - 0.0%
Gold - 0.0%
Real Gold Mining Ltd. (a)	425,000	677,913
China - 1.1%
METALS & MINING - 1.1%
Gold - 1.1%
Zhaojin Mining Industry Co. Ltd. (H Shares)	8,624,500	17,832,946
Zijin Mining Group Co. Ltd. (H Shares)	25,578,000	19,019,910
		36,852,856
Luxembourg - 0.0%
METALS & MINING - 0.0%
Steel - 0.0%
ArcelorMittal SA (NY Shares) Class A unit (c)	40,000	1,212,800
Papua New Guinea - 4.4%
METALS & MINING - 4.4%
Gold - 4.4%
Lihir Gold Ltd.	45,838,352	154,131,596
Peru - 0.8%
METALS & MINING - 0.8%
Precious Metals & Minerals - 0.8%
Compania de Minas Buenaventura SA sponsored ADR	750,000	27,000,000
Russia - 0.8%
METALS & MINING - 0.8%
Gold - 0.8%
Polyus Gold OJSC sponsored ADR	1,002,566	25,535,557

	Shares	Value
Precious Metals & Minerals - 0.0%
Polymetal JSC GDR (Reg. S) (a)	63,300	$ 715,290
TOTAL METALS & MINING		26,250,847
South Africa - 11.7%
METALS & MINING - 11.7%
Gold - 11.7%
AngloGold Ashanti Ltd. sponsored ADR	6,022,452	252,461,188
Gold Fields Ltd. sponsored ADR	7,878,659	108,331,561
Harmony Gold Mining Co. Ltd.	1,484,000	14,881,117
Harmony Gold Mining Co. Ltd. sponsored ADR	3,811,800	36,898,224
		412,572,090
United Kingdom - 0.6%
METALS & MINING - 0.6%
Gold - 0.6%
Pan African Resources PLC (a)	50,000	4,507
Petropavlovsk PLC	1,285,000	22,456,503
		22,461,010
United States of America - 9.7%
MACHINERY - 0.1%
Construction & Farm Machinery & Heavy Trucks - 0.1%
Bucyrus International, Inc. Class A	100,000	5,356,000
METALS & MINING - 9.1%
Gold - 9.1%
Allied Nevada Gold Corp. (a)(c)	612,800	11,728,992
Newmont Mining Corp.	5,016,450	269,985,339
Royal Gold, Inc. (c)	709,413	35,569,968
US Gold Corp. (a)	1,165,900	4,605,305
		321,889,604
Precious Metals & Minerals - 0.0%
Hecla Mining Co. (a)(c)	10,000	53,800
TOTAL METALS & MINING		321,943,404
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. (a)	140,000	5,371,800
Massey Energy Co.	320,000	10,598,400
		15,970,200
TOTAL UNITED STATES OF AMERICA		343,269,604
TOTAL COMMON STOCKS (Cost $2,416,466,702)		3,297,032,754
Commodities - 4.7%
	Troy Ounces
Gold Bullion (a) (Cost $116,799,400)	135,500	164,571,525
Money Market Funds - 14.4%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (e)	69,938,893	$ 69,938,893
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	438,730,493	438,730,493
TOTAL MONEY MARKET FUNDS (Cost $508,669,386)		508,669,386
TOTAL INVESTMENT PORTFOLIO - 112.5% (Cost $3,041,935,488)	3,970,273,665
NET OTHER ASSETS - (12.5)%	(440,233,484)
NET ASSETS - 100%	$ 3,530,040,181
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $62,653,838 or 1.8% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,335
Fidelity Securities Lending Cash Central Fund	138,517
Total	$ 156,852
Other Affiliated Issuers
Consolidated Subsidiary	Value, Beginning of Period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Select Gold Cayman Ltd.	$ 207,130,454	$ 148,494	$ 56,039,750	$ -	$ 164,524,476
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments:
Common Stocks	$ 3,297,032,754	$ 3,295,638,383	$ 1,394,371	$ -
Commodities	164,571,525	164,571,525	-	-
Money Market Funds	508,669,386	508,669,386	-	-
Total Investments:	$ 3,970,273,665	$ 3,968,879,294	$ 1,394,371	$ -
The following is a reconciliation of Investments for which Level 3 inputs were used in determining value:

The information used in the above reconciliation represents fiscal year to date activity for any Investments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Investment or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include investments received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At May 31, 2010, the cost of investments for income tax purposes was $3,176,357,421. Net unrealized appreciation aggregated $793,916,244, of which $881,984,784 related to appreciated investments and $88,068,540 related to depreciated investments.

Investment in Subsidiary

The Fund may invest in certain precious metals through its investment in Fidelity Select Gold Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the Fund. As of May 31, 2010, the Fund held $164,524,476 in the Subsidiary, representing 4.7% of the Fund's net assets. The Quarterly Holdings report has been consolidated and includes the accounts of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Investment transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in commodities are valued at their last traded price at 4:00 p.m. Eastern time each business day and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Health Care Portfolio

May 31, 2010

1.802174.106

HEA-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
BIOTECHNOLOGY - 18.2%
Biotechnology - 18.2%
Acorda Therapeutics, Inc. (a)	323,900	$ 11,135,682
Affymax, Inc. (a)	110,000	2,420,000
Alexion Pharmaceuticals, Inc. (a)	468,000	23,414,040
Allos Therapeutics, Inc. (a)(c)	600,000	4,296,000
Alnylam Pharmaceuticals, Inc. (a)	181,200	2,862,960
Amgen, Inc. (a)	650,000	33,657,000
Anadys Pharmaceuticals, Inc. (a)	800,000	1,896,000
ARIAD Pharmaceuticals, Inc. (a)(c)	2,300,000	8,832,000
Biogen Idec, Inc. (a)	880,000	41,738,400
BioMarin Pharmaceutical, Inc. (a)	1,280,000	24,985,600
Cephalon, Inc. (a)	200,000	11,772,000
Genzyme Corp. (a)	425,000	20,676,250
Gilead Sciences, Inc. (a)	700,000	25,144,000
Human Genome Sciences, Inc. (a)	237,200	5,873,072
Incyte Corp. (a)(c)	1,150,000	14,823,500
Ironwood Pharmaceuticals, Inc. Class A	207,800	2,439,572
Keryx Biopharmaceuticals, Inc. (a)(c)	700,000	3,591,000
Micromet, Inc. (a)(c)	394,347	2,401,573
Myriad Genetics, Inc. (a)	600,000	10,950,000
Neurocrine Biosciences, Inc. (a)	1,000,000	4,000,000
Protalix BioTherapeutics, Inc. (a)(c)	650,000	3,945,500
Seattle Genetics, Inc. (a)	358,400	4,741,632
Targacept, Inc. (a)	400,000	9,200,000
United Therapeutics Corp. (a)	450,000	23,049,000
ZIOPHARM Oncology, Inc. (a)(c)	700,000	3,535,000
		301,379,781
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. (a)(d)	926,904	4,328,642
Stewart Enterprises, Inc. Class A	690,000	4,188,300
		8,516,942
ELECTRONIC EQUIPMENT & COMPONENTS - 2.1%
Electronic Equipment & Instruments - 2.1%
Agilent Technologies, Inc. (a)	1,050,000	33,978,000
HEALTH CARE EQUIPMENT & SUPPLIES - 17.1%
Health Care Equipment - 15.6%
American Medical Systems Holdings, Inc. (a)	700,000	15,792,000
ArthroCare Corp. (a)	300,000	8,823,000
C. R. Bard, Inc.	550,000	44,533,500
CareFusion Corp. (a)	750,000	19,065,000
Conceptus, Inc. (a)	300,000	5,007,000
Covidien PLC	1,400,000	59,346,000
Edwards Lifesciences Corp. (a)	580,000	29,307,400
ev3, Inc. (a)	753,700	14,260,004
Genmark Diagnostics, Inc.	49,600	267,840
HeartWare International, Inc. (a)	100,000	5,915,000
HeartWare International, Inc. CDI unit (a)	2,000,000	3,244,224
Micrus Endovascular Corp. (a)	600,000	10,368,000

	Shares	Value
NuVasive, Inc. (a)(c)	300,000	$ 11,781,000
Orthofix International NV (a)	260,000	8,291,400
Orthovita, Inc. (a)	2,650,000	8,228,250
Osmetech PLC (a)	50,774,143	1,642,507
William Demant Holding AS (a)	89,047	6,344,353
Wright Medical Group, Inc. (a)	300,000	4,929,000
		257,145,478
Health Care Supplies - 1.5%
AGA Medical Holdings, Inc.	250,000	3,515,000
Cooper Companies, Inc.	350,000	12,901,000
RTI Biologics, Inc. (a)	2,300,000	8,188,000
		24,604,000
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		281,749,478
HEALTH CARE PROVIDERS & SERVICES - 23.0%
Health Care Distributors & Services - 3.8%
Henry Schein, Inc. (a)	400,000	22,564,000
McKesson Corp.	360,000	25,200,000
Profarma Distribuidora de Produtos Farmaceuticos SA	102,100	876,135
PSS World Medical, Inc. (a)	350,000	8,018,500
Sinopharm Group Co. Ltd. (H Shares)	700,000	2,773,426
United Drug PLC (Ireland)	1,500,000	4,155,953
		63,588,014
Health Care Facilities - 1.7%
Emeritus Corp. (a)	350,000	7,101,500
Hanger Orthopedic Group, Inc. (a)	600,000	10,230,000
Medcath Corp. (a)	550,000	5,021,500
Sunrise Senior Living, Inc. (a)	1,298,400	5,544,168
		27,897,168
Health Care Services - 13.0%
Accretive Health, Inc.	42,384	549,720
Catalyst Health Solutions, Inc. (a)	200,000	7,658,000
Express Scripts, Inc. (a)	770,000	77,462,000
Health Grades, Inc. (a)	1,050,000	7,119,000
Laboratory Corp. of America Holdings (a)	100,000	7,561,000
LHC Group, Inc. (a)	300,000	9,240,000
Medco Health Solutions, Inc. (a)	1,750,000	100,887,501
Team Health Holdings, Inc.	300,000	3,843,000
		214,320,221
Managed Health Care - 4.5%
Aetna, Inc.	500,000	14,580,000
CIGNA Corp.	1,000,000	33,470,000
Health Net, Inc. (a)	200,000	4,930,000
UnitedHealth Group, Inc.	400,000	11,628,000
WellPoint, Inc. (a)	200,000	10,260,000
		74,868,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		380,673,403
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - 4.3%
Health Care Technology - 4.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,500,000	$ 28,215,000
Cerner Corp. (a)	350,000	29,298,500
Computer Programs & Systems, Inc. (c)	200,000	8,602,000
MedAssets, Inc. (a)	200,000	4,538,000
		70,653,500
INTERNET SOFTWARE & SERVICES - 0.5%
Internet Software & Services - 0.5%
WebMD Health Corp. (a)	168,668	7,679,454
LIFE SCIENCES TOOLS & SERVICES - 13.2%
Life Sciences Tools & Services - 13.2%
Covance, Inc. (a)	620,000	32,711,200
ICON PLC sponsored ADR (a)	270,000	7,511,400
Illumina, Inc. (a)(c)	1,607,200	67,566,688
Life Technologies Corp. (a)	300,000	15,018,000
PAREXEL International Corp. (a)	600,000	13,383,000
PerkinElmer, Inc.	900,000	20,421,000
QIAGEN NV (a)(c)	1,750,000	36,890,000
Waters Corp. (a)	350,000	23,954,000
		217,455,288
PHARMACEUTICALS - 20.4%
Pharmaceuticals - 20.4%
Abbott Laboratories	380,000	18,072,800
Allergan, Inc.	880,000	52,967,200
Ardea Biosciences, Inc. (a)(c)	500,000	12,515,000
Cadence Pharmaceuticals, Inc. (a)(c)	600,000	4,758,000
Cardiome Pharma Corp. (a)	700,000	5,936,751
Hikma Pharmaceuticals PLC	300,000	2,935,424
King Pharmaceuticals, Inc. (a)	750,000	6,502,500
Merck & Co., Inc.	2,300,000	77,487,000
Optimer Pharmaceuticals, Inc. (a)(c)	350,000	3,734,500
Perrigo Co.	250,000	14,852,500

	Shares	Value
Pfizer, Inc.	4,000,000	$ 60,920,000
Pronova BioPharma ASA (a)(c)	1,378,500	3,838,348
Shire PLC sponsored ADR	400,000	24,484,000
Teva Pharmaceutical Industries Ltd. sponsored ADR	280,000	15,349,600
Valeant Pharmaceuticals International (a)(c)	720,000	33,465,600
		337,819,223
TOTAL COMMON STOCKS (Cost $1,424,069,957)		1,639,905,069
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.23% (e)	15,901,797	15,901,797
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	79,607,606	79,607,606
TOTAL MONEY MARKET FUNDS (Cost $95,509,403)		95,509,403
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $1,519,579,360)	1,735,414,472
NET OTHER ASSETS - (5.1)%	(83,551,418)
NET ASSETS - 100%	$ 1,651,863,054
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,604
Fidelity Securities Lending Cash Central Fund	172,833
Total	$ 189,437
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carriage Services, Inc.	$ 3,744,692	$ -	$ -	$ -	$ 4,328,642
Total	$ 3,744,692	$ -	$ -	$ -	$ 4,328,642
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,639,905,069	$ 1,638,262,562	$ 1,642,507	$ -
Money Market Funds	95,509,403	95,509,403	-	-
Total Investments in Securities:	$ 1,735,414,472	$ 1,733,771,965	$ 1,642,507	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,532,201,194. Net unrealized appreciation aggregated $203,213,278, of which $258,605,151 related to appreciated investment securities and $55,391,873 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Home Finance Portfolio

May 31, 2010

1.802175.106

SAV-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CAPITAL MARKETS - 2.9%
Asset Management & Custody Banks - 2.1%
Bank of New York Mellon Corp.	50,000	$ 1,360,000
State Street Corp.	35,000	1,335,950
		2,695,950
Investment Banking & Brokerage - 0.8%
Charles Schwab Corp.	65,000	1,062,100
TOTAL CAPITAL MARKETS		3,758,050
COMMERCIAL BANKS - 6.2%
Diversified Banks - 2.5%
Comerica, Inc.	20,000	762,000
Wells Fargo & Co.	90,000	2,582,100
		3,344,100
Regional Banks - 3.7%
BB&T Corp.	45,000	1,360,800
Investors Bancorp, Inc. (a)	75,000	1,024,500
PNC Financial Services Group, Inc.	19,100	1,198,525
Wilmington Trust Corp., Delaware	80,000	1,206,400
		4,790,225
TOTAL COMMERCIAL BANKS		8,134,325
CONSUMER FINANCE - 4.3%
Consumer Finance - 4.3%
American Express Co.	45,000	1,794,150
Capital One Financial Corp.	45,000	1,858,500
Discover Financial Services	92,500	1,244,125
SLM Corp. (a)	67,500	749,925
		5,646,700
DIVERSIFIED FINANCIAL SERVICES - 3.3%
Other Diversified Financial Services - 3.3%
Bank of America Corp.	100,000	1,574,000
Citigroup, Inc. (a)	250,000	990,000
JPMorgan Chase & Co.	45,000	1,781,100
		4,345,100
INSURANCE - 2.5%
Multi-Line Insurance - 0.7%
Genworth Financial, Inc. Class A (a)	60,000	935,400
Property & Casualty Insurance - 1.8%
The First American Corp.	70,000	2,382,100
TOTAL INSURANCE		3,317,500

	Shares	Value
IT SERVICES - 3.8%
Data Processing & Outsourced Services - 3.8%
Fidelity National Information Services, Inc.	73,100	$ 2,011,712
MasterCard, Inc. Class A	9,000	1,815,930
Visa, Inc. Class A	15,000	1,086,900
		4,914,542
REAL ESTATE INVESTMENT TRUSTS - 1.4%
Mortgage REITs - 1.4%
Chimera Investment Corp.	123,700	487,378
MFA Financial, Inc.	190,000	1,392,700
		1,880,078
THRIFTS & MORTGAGE FINANCE - 74.4%
Thrifts & Mortgage Finance - 74.4%
Abington Bancorp, Inc.	253,400	2,250,192
Astoria Financial Corp. (c)	375,000	5,580,000
Bank Mutual Corp.	224,900	1,443,858
Beneficial Mutual Bancorp, Inc. (a)	150,000	1,546,500
Brookline Bancorp, Inc., Delaware	260,500	2,594,580
Capitol Federal Financial	25,000	800,000
First Financial Holdings, Inc.	63,500	890,270
First Niagara Financial Group, Inc.	500,000	6,605,000
Flushing Financial Corp.	172,800	2,339,712
Genworth MI Canada, Inc.	52,100	1,243,210
Hudson City Bancorp, Inc.	495,000	6,241,950
Meridian Interstate Bancorp, Inc. (a)	90,000	1,031,400
MGIC Investment Corp. (a)(c)	710,000	6,645,600
New York Community Bancorp, Inc.	850,000	13,642,500
Northwest Bancshares, Inc.	349,800	4,068,174
Ocwen Financial Corp. (a)	470,000	5,715,200
Oritani Financial Corp.	48,527	708,009
People's United Financial, Inc.	800,000	11,176,000
Radian Group, Inc.	728,370	7,487,644
Rockville Financial, Inc.	84,300	1,016,658
TFS Financial Corp.	450,000	5,958,000
The PMI Group, Inc. (a)	14,100	66,129
Tree.com, Inc. (a)(c)	50,000	351,000
ViewPoint Financial Group	123,009	1,953,383
Washington Federal, Inc.	370,000	6,393,600
		97,748,569
TOTAL COMMON STOCKS (Cost $135,411,344)		129,744,864
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (d)	1,095,423	$ 1,095,423
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	5,372,875	5,372,875
TOTAL MONEY MARKET FUNDS (Cost $6,468,298)		6,468,298
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $141,879,642)	136,213,162
NET OTHER ASSETS - (3.7)%	(4,832,719)
NET ASSETS - 100%	$ 131,380,443
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,958
Fidelity Securities Lending Cash Central Fund	7,002
Total	$ 8,960
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $143,940,275. Net unrealized depreciation aggregated $7,727,113, of which $7,707,213 related to appreciated investment securities and $15,434,326 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Industrial Equipment Portfolio

May 31, 2010

1.802176.106

INE-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
AEROSPACE & DEFENSE - 18.6%
Aerospace & Defense - 18.6%
Alliant Techsystems, Inc. (a)	12,600	$ 866,754
BE Aerospace, Inc. (a)	34,400	932,928
Goodrich Corp.	32,400	2,248,560
Heico Corp. Class A	41,375	1,241,664
Precision Castparts Corp.	29,900	3,489,330
Raytheon Co.	92,100	4,826,961
Spirit AeroSystems Holdings, Inc. Class A (a)	57,800	1,125,944
The Boeing Co.	46,800	3,003,624
TransDigm Group, Inc.	23,500	1,239,860
United Technologies Corp.	179,900	12,121,662
		31,097,287
AUTO COMPONENTS - 0.7%
Auto Parts & Equipment - 0.7%
Johnson Controls, Inc.	25,900	738,927
Tenneco, Inc. (a)	22,800	505,248
		1,244,175
BUILDING PRODUCTS - 2.8%
Building Products - 2.8%
Armstrong World Industries, Inc. (a)	17,300	648,577
Gibraltar Industries, Inc. (a)	44,100	578,592
Lennox International, Inc.	8,000	358,000
Masco Corp.	238,133	3,179,076
		4,764,245
COMMERCIAL SERVICES & SUPPLIES - 1.5%
Diversified Support Services - 1.5%
Cintas Corp.	95,900	2,493,400
CONSTRUCTION & ENGINEERING - 8.0%
Construction & Engineering - 8.0%
Dycom Industries, Inc. (a)	65,400	646,152
EMCOR Group, Inc. (a)	29,100	726,627
Fluor Corp.	88,900	4,171,188
Foster Wheeler AG (a)	47,400	1,138,074
Granite Construction, Inc.	28,100	833,165
Jacobs Engineering Group, Inc. (a)	87,500	3,654,000
KBR, Inc.	99,600	2,189,208
		13,358,414
ELECTRICAL EQUIPMENT - 6.9%
Electrical Components & Equipment - 6.9%
Acuity Brands, Inc.	31,300	1,287,369
Cooper Industries PLC Class A	42,500	1,996,225
EnerSys (a)	32,000	720,000
First Solar, Inc. (a)(c)	13,500	1,516,860
Fushi Copperweld, Inc. (a)	65,500	651,070
General Cable Corp. (a)	48,600	1,514,376
Regal-Beloit Corp.	22,000	1,326,380
Roper Industries, Inc.	28,000	1,624,560

	Shares	Value
Saft Groupe SA (c)	13,861	$ 429,911
Sensata Technologies Holding BV	28,300	470,629
		11,537,380
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
FLIR Systems, Inc. (a)	15,300	435,897
Itron, Inc. (a)	5,600	373,296
		809,193
ENERGY EQUIPMENT & SERVICES - 1.2%
Oil & Gas Equipment & Services - 1.2%
National Oilwell Varco, Inc.	27,100	1,033,323
Schlumberger Ltd.	16,800	943,320
		1,976,643
HOUSEHOLD DURABLES - 1.5%
Household Appliances - 1.5%
Stanley Black & Decker, Inc.	44,702	2,493,925
INDUSTRIAL CONGLOMERATES - 25.9%
Industrial Conglomerates - 25.9%
3M Co.	129,800	10,294,438
Carlisle Companies, Inc.	25,100	976,139
General Electric Co.	1,866,355	30,514,903
Textron, Inc.	75,600	1,562,652
		43,348,132
MACHINERY - 28.0%
Construction & Farm Machinery & Heavy Trucks - 15.3%
Bucyrus International, Inc. Class A	28,100	1,505,036
Caterpillar, Inc.	116,900	7,102,844
Commercial Vehicle Group, Inc. (a)	128,800	1,532,720
Cummins, Inc.	83,700	5,689,926
Deere & Co.	61,200	3,530,016
Joy Global, Inc.	24,900	1,269,900
Navistar International Corp. (a)	33,300	1,804,194
PACCAR, Inc.	79,300	3,251,300
		25,685,936
Industrial Machinery - 12.7%
Altra Holdings, Inc. (a)	64,345	803,026
Blount International, Inc. (a)	95,700	1,021,119
Columbus McKinnon Corp. (NY Shares) (a)	43,300	709,254
Danaher Corp.	66,700	5,294,646
Dynamic Materials Corp.	28,800	458,208
Harsco Corp.	29,400	799,974
Ingersoll-Rand Co. Ltd.	167,400	6,245,694
SmartHeat, Inc. (a)(c)	85,327	532,440
SPX Corp.	49,600	2,931,360
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Timken Co.	44,100	$ 1,269,639
Weg SA	133,500	1,240,072
		21,305,432
TOTAL MACHINERY		46,991,368
METALS & MINING - 0.2%
Steel - 0.2%
China Gerui Adv Mat Group Ltd. (a)(c)	52,200	316,332
ROAD & RAIL - 0.3%
Trucking - 0.3%
Frozen Food Express Industries, Inc. (a)	133,277	517,115
TRADING COMPANIES & DISTRIBUTORS - 2.8%
Trading Companies & Distributors - 2.8%
Finning International, Inc. (c)	83,800	1,410,185
Interline Brands, Inc. (a)	74,100	1,475,331
Rush Enterprises, Inc. Class A (a)	120,400	1,828,876
		4,714,392
TOTAL COMMON STOCKS (Cost $149,845,393)		165,662,001
Money Market Funds - 2.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d) (Cost $3,618,625)	3,618,625	$ 3,618,625
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $153,464,018)	169,280,626
NET OTHER ASSETS - (1.0)%	(1,735,899)
NET ASSETS - 100%	$ 167,544,727
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,391
Fidelity Securities Lending Cash Central Fund	5,565
Total	$ 6,956
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $166,414,569. Net unrealized appreciation aggregated $2,866,057, of which $17,450,877 related to appreciated investment securities and $14,584,820 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Industrials Portfolio

May 31, 2010

1.802164.106

CYC-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
AEROSPACE & DEFENSE - 19.0%
Aerospace & Defense - 19.0%
BE Aerospace, Inc. (a)	89,799	$ 2,435,349
DigitalGlobe, Inc.	61,008	1,706,394
Goodrich Corp.	54,158	3,758,565
Honeywell International, Inc.	227,200	9,717,344
Moog, Inc. Class A (a)	39,584	1,306,668
Precision Castparts Corp.	58,600	6,838,620
Raytheon Co.	83,952	4,399,924
Spirit AeroSystems Holdings, Inc. Class A (a)	128,800	2,509,024
The Boeing Co.	85,400	5,480,972
TransDigm Group, Inc.	33,300	1,756,908
United Technologies Corp.	271,405	18,287,269
		58,197,037
AIR FREIGHT & LOGISTICS - 1.0%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	53,731	3,122,308
AIRLINES - 0.2%
Airlines - 0.2%
Alaska Air Group, Inc. (a)	16,200	756,540
AUTO COMPONENTS - 0.8%
Auto Parts & Equipment - 0.8%
ArvinMeritor, Inc. (a)	114,824	1,669,541
Stoneridge, Inc. (a)	78,800	762,784
		2,432,325
BUILDING PRODUCTS - 3.8%
Building Products - 3.8%
AAON, Inc.	34,117	842,008
Armstrong World Industries, Inc. (a)	39,692	1,488,053
Lennox International, Inc.	31,900	1,427,525
Masco Corp.	340,456	4,545,088
Owens Corning (a)	103,326	3,443,856
		11,746,530
COMMERCIAL SERVICES & SUPPLIES - 4.0%
Diversified Support Services - 0.5%
Cintas Corp.	64,100	1,666,600
Environmental & Facility Services - 1.0%
Republic Services, Inc.	69,000	2,009,280
Stericycle, Inc. (a)	17,236	1,010,374
		3,019,654
Office Services & Supplies - 1.3%
Interface, Inc. Class A	92,310	1,087,873
Pitney Bowes, Inc.	86,300	1,953,832
Steelcase, Inc. Class A	110,800	928,504
		3,970,209

	Shares	Value
Security & Alarm Services - 1.2%
The Brink's Co.	81,324	$ 1,843,615
The Geo Group, Inc. (a)	86,800	1,831,480
		3,675,095
TOTAL COMMERCIAL SERVICES & SUPPLIES		12,331,558
CONSTRUCTION & ENGINEERING - 7.0%
Construction & Engineering - 7.0%
Fluor Corp.	127,019	5,959,731
Foster Wheeler AG (a)	134,669	3,233,403
Granite Construction, Inc.	82,700	2,452,055
Jacobs Engineering Group, Inc. (a)	76,808	3,207,502
KBR, Inc.	182,869	4,019,461
MasTec, Inc. (a)	107,815	1,253,888
MYR Group, Inc. (a)	70,400	1,160,896
		21,286,936
ELECTRICAL EQUIPMENT - 4.9%
Electrical Components & Equipment - 4.9%
AMETEK, Inc.	62,650	2,543,590
Cooper Industries PLC Class A	60,300	2,832,291
Fushi Copperweld, Inc. (a)	204,578	2,033,505
General Cable Corp. (a)	91,900	2,863,604
Prysmian SpA	74,900	1,157,397
Regal-Beloit Corp.	35,800	2,158,382
Zumtobel AG	85,304	1,406,323
		14,995,092
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	24,200	783,112
HOUSEHOLD DURABLES - 1.9%
Household Appliances - 1.9%
Stanley Black & Decker, Inc.	103,965	5,800,207
INDUSTRIAL CONGLOMERATES - 19.0%
Industrial Conglomerates - 19.0%
3M Co.	153,200	12,150,292
General Electric Co.	2,585,601	42,274,576
Textron, Inc.	181,000	3,741,270
		58,166,138
MACHINERY - 23.9%
Construction & Farm Machinery & Heavy Trucks - 11.6%
Bucyrus International, Inc. Class A	16,806	900,129
Caterpillar, Inc.	178,947	10,872,820
Cummins, Inc.	92,331	6,276,661
Deere & Co.	108,500	6,258,280
Joy Global, Inc.	19,300	984,300
MAN SE	11,307	970,710
Navistar International Corp. (a)	71,426	3,869,861
PACCAR, Inc.	132,783	5,444,103
		35,576,864
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 12.3%
Actuant Corp. Class A	54,316	$ 1,098,270
Barnes Group, Inc.	89,721	1,679,577
Danaher Corp.	108,792	8,635,909
Harsco Corp.	27,207	740,302
Ingersoll-Rand Co. Ltd.	298,800	11,148,228
NSK Ltd.	217,000	1,588,531
SmartHeat, Inc. (a)(c)	303,637	1,894,695
SPX Corp.	64,000	3,782,400
The Weir Group PLC	52,500	709,103
Timken Co.	97,138	2,796,603
TriMas Corp. (a)	132,843	1,340,386
Weg SA	229,300	2,129,951
		37,543,955
TOTAL MACHINERY		73,120,819
PROFESSIONAL SERVICES - 1.7%
Human Resource & Employment Services - 0.5%
Manpower, Inc.	33,930	1,550,940
Research & Consulting Services - 1.2%
Begbies Traynor Group PLC	197,700	172,462
CRA International, Inc. (a)	44,633	991,745
Equifax, Inc.	82,700	2,501,675
		3,665,882
TOTAL PROFESSIONAL SERVICES		5,216,822
ROAD & RAIL - 8.4%
Railroads - 8.0%
America Latina Logistica SA unit	108,600	858,027
CSX Corp.	91,640	4,788,190
Norfolk Southern Corp.	108,425	6,121,676
Union Pacific Corp.	177,162	12,654,682
		24,422,575

	Shares	Value
Trucking - 0.4%
Saia, Inc. (a)	78,700	$ 1,178,139
TOTAL ROAD & RAIL		25,600,714
TRADING COMPANIES & DISTRIBUTORS - 3.3%
Trading Companies & Distributors - 3.3%
Interline Brands, Inc. (a)	114,323	2,276,171
Mills Estruturas e Servicos de Engenharia SA (a)	231,000	1,467,673
Rush Enterprises, Inc. Class A (a)	408,987	6,212,513
		9,956,357
TOTAL COMMON STOCKS (Cost $272,057,940)		303,512,495
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.23% (d)	5,623,619	5,623,619
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	2,043,900	2,043,900
TOTAL MONEY MARKET FUNDS (Cost $7,667,519)		7,667,519
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $279,725,459)	311,180,014
NET OTHER ASSETS - (1.7)%	(5,250,688)
NET ASSETS - 100%	$ 305,929,326
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,697
Fidelity Securities Lending Cash Central Fund	55,339
Total	$ 60,036
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $281,770,935. Net unrealized appreciation aggregated $29,409,079, of which $41,871,935 related to appreciated investment securities and $12,462,856 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Insurance Portfolio

May 31, 2010

1.802178.106

PRC-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
INSURANCE - 98.7%
Insurance Brokers - 4.9%
Aon Corp.	87,400	$ 3,449,678
CNinsure, Inc. ADR (c)	31,100	778,122
Willis Group Holdings PLC	113,200	3,466,184
		7,693,984
Life & Health Insurance - 36.0%
Aegon NV (a)	444,200	2,534,117
AFLAC, Inc.	175,500	7,774,650
Lincoln National Corp.	184,800	4,889,808
MetLife, Inc.	427,275	17,300,365
Prudential Financial, Inc.	159,200	9,187,432
StanCorp Financial Group, Inc.	88,700	3,795,473
Torchmark Corp.	90,000	4,637,700
Unum Group	273,400	6,315,540
		56,435,085
Multi-Line Insurance - 7.0%
Assurant, Inc.	53,200	1,846,040
Genworth Financial, Inc. Class A (a)	213,800	3,333,142
Hartford Financial Services Group, Inc.	91,800	2,301,426
Loews Corp.	109,400	3,556,594
		11,037,202
Property & Casualty Insurance - 45.1%
ACE Ltd.	183,749	9,033,101
Allstate Corp.	242,200	7,418,586
Amerisafe, Inc. (a)	43,644	737,584
Argo Group International Holdings, Ltd.	59,011	1,783,312
Assured Guaranty Ltd.	171,300	2,877,840
Axis Capital Holdings Ltd.	185,300	5,633,120
Berkshire Hathaway, Inc.:
Class A (a)	2	211,820
Class B (a)	299,469	21,127,537
Dongbu Insurance Co. Ltd.	33,870	932,596
Progressive Corp.	30,100	589,659
The Chubb Corp.	73,558	3,695,554
The Travelers Companies, Inc.	202,800	10,032,516
XL Capital Ltd. Class A	379,955	6,691,008
		70,764,233
Reinsurance - 5.7%
Everest Re Group Ltd.	46,000	3,343,280

	Shares	Value
Platinum Underwriters Holdings Ltd.	48,500	$ 1,785,285
Reinsurance Group of America, Inc.	79,100	3,715,327
		8,843,892
TOTAL INSURANCE		154,774,396
IT SERVICES - 0.2%
Data Processing & Outsourced Services - 0.2%
Fidelity National Information Services, Inc.	12,200	335,744
THRIFTS & MORTGAGE FINANCE - 0.4%
Thrifts & Mortgage Finance - 0.4%
Genworth MI Canada, Inc.	26,700	637,115
TOTAL COMMON STOCKS (Cost $142,985,483)		155,747,255
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 0.23% (d)	953,818	953,818
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	798,250	798,250
TOTAL MONEY MARKET FUNDS (Cost $1,752,068)		1,752,068
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $144,737,551)	157,499,323
NET OTHER ASSETS - (0.4)%	(670,796)
NET ASSETS - 100%	$ 156,828,527
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,385
Fidelity Securities Lending Cash Central Fund	2,735
Total	$ 5,120
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $149,256,924. Net unrealized appreciation aggregated $8,242,399, of which $15,186,864 related to appreciated investment securities and $6,944,465 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select IT Services Portfolio

May 31, 2010

1.802158.106

BSO-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
DIVERSIFIED CONSUMER SERVICES - 0.6%
Specialized Consumer Services - 0.6%
Coinstar, Inc. (a)	9,300	$ 499,038
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Technology Distributors - 0.5%
Digital China Holdings Ltd. (H Shares)	299,000	461,571
INTERNET SOFTWARE & SERVICES - 1.4%
Internet Software & Services - 1.4%
j2 Global Communications, Inc. (a)	53,500	1,237,990
IT SERVICES - 88.2%
Data Processing & Outsourced Services - 58.7%
Alliance Data Systems Corp. (a)(c)	85,248	6,023,624
Automatic Data Processing, Inc.	21,700	887,096
Cass Information Systems, Inc.	7,800	247,416
Convergys Corp. (a)	77,700	848,484
CSG Systems International, Inc. (a)	13,100	268,812
DST Systems, Inc.	8,600	329,552
Euronet Worldwide, Inc. (a)	126,400	1,662,160
ExlService Holdings, Inc. (a)	27,300	453,726
Fidelity National Information Services, Inc.	201,600	5,548,032
Fiserv, Inc. (a)	18,500	879,675
Genpact Ltd. (a)	159,500	2,693,955
Global Cash Access Holdings, Inc. (a)	13,800	110,262
Heartland Payment Systems, Inc.	52,200	857,646
Hewitt Associates, Inc. Class A (a)	24,100	897,725
infoGROUP, Inc. (a)	32,600	258,029
Lender Processing Services, Inc.	52,200	1,771,668
MasterCard, Inc. Class A	41,715	8,416,834
NeuStar, Inc. Class A (a)	24,500	524,055
Syntel, Inc.	56,900	1,902,736
Teletech Holdings, Inc. (a)	23,000	297,390
The Western Union Co.	141,200	2,253,552
TNS, Inc. (a)	116,700	2,244,141
VeriFone Holdings, Inc. (a)	89,000	1,796,020
Visa, Inc. Class A	113,912	8,254,064
WNS Holdings Ltd. sponsored ADR (a)	58,600	641,084
Wright Express Corp. (a)	57,800	1,814,920
		51,882,658
IT Consulting & Other Services - 29.5%
Accenture PLC Class A	205,200	7,699,104
Acxiom Corp. (a)	97,000	1,688,770
China Information Security Technology, Inc. (a)(c)	107,900	571,870
Ciber, Inc. (a)	34,500	102,810
Cognizant Technology Solutions Corp. Class A (a)	133,216	6,666,129
Computer Task Group, Inc. (a)	44,700	345,531
iGate Corp.	26,100	304,848
Integral Systems, Inc. (a)	121,500	831,060
International Business Machines Corp.	35,000	4,384,100
ManTech International Corp. Class A (a)	2,100	97,083

	Shares	Value
Maximus, Inc.	5,400	$ 323,460
NCI, Inc. Class A (a)	2,200	48,268
Ness Technologies, Inc. (a)	148,300	774,126
RightNow Technologies, Inc. (a)	18,700	272,085
SAIC, Inc. (a)	10,600	182,214
Sapient Corp.	65,700	666,855
SRA International, Inc. Class A (a)	13,400	289,038
Unisys Corp. (a)	11,820	274,224
Yucheng Technologies Ltd. (a)(c)	144,900	544,824
		26,066,399
TOTAL IT SERVICES		77,949,057
OFFICE ELECTRONICS - 1.8%
Office Electronics - 1.8%
Xerox Corp.	166,000	1,545,460
PROFESSIONAL SERVICES - 0.1%
Research & Consulting Services - 0.1%
CRA International, Inc. (a)	3,700	82,214
SOFTWARE - 6.5%
Application Software - 6.5%
AsiaInfo Holdings, Inc. (a)	42,000	900,060
Epicor Software Corp. (a)	48,000	446,400
Longtop Financial Technologies Ltd. ADR (a)	32,450	1,067,281
Monotype Imaging Holdings, Inc. (a)	48,100	474,747
Pegasystems, Inc.	29,800	891,318
Ultimate Software Group, Inc. (a)	29,200	998,932
VanceInfo Technologies, Inc. ADR (a)	46,400	1,003,632
		5,782,370
WIRELESS TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Syniverse Holdings, Inc. (a)	600	11,874
TOTAL COMMON STOCKS (Cost $80,581,793)		87,569,574
Money Market Funds - 9.7%

Fidelity Cash Central Fund, 0.23% (d)	1,562,008	1,562,008
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	7,020,503	7,020,503
TOTAL MONEY MARKET FUNDS (Cost $8,582,511)		8,582,511
TOTAL INVESTMENT PORTFOLIO - 108.8% (Cost $89,164,304)	96,152,085
NET OTHER ASSETS - (8.8)%	(7,797,620)
NET ASSETS - 100%	$ 88,354,465
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 630
Fidelity Securities Lending Cash Central Fund	5,787
Total	$ 6,417
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $89,931,611. Net unrealized appreciation aggregated $6,220,474, of which $9,861,761 related to appreciated investment securities and $3,641,287 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Leisure Portfolio

May 31, 2010

1.802179.106

LEI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Diversified Support Services - 0.2%
Viad Corp.	21,200	$ 490,992
DIVERSIFIED CONSUMER SERVICES - 15.0%
Education Services - 9.9%
American Public Education, Inc. (a)	6,700	273,963
Apollo Group, Inc. Class A (non-vtg.) (a)	129,100	6,862,956
Bridgepoint Education, Inc. (a)	29,600	638,472
Capella Education Co. (a)	7,100	609,961
Career Education Corp. (a)	122,400	3,427,200
Corinthian Colleges, Inc. (a)(c)	34,742	465,195
DeVry, Inc.	93,400	5,369,566
ITT Educational Services, Inc. (a)	33,600	3,391,584
Navitas Ltd.	268,531	1,075,356
Strayer Education, Inc. (c)	21,466	5,151,840
Universal Technical Institute, Inc.	42,400	1,040,920
		28,307,013
Specialized Consumer Services - 5.1%
Coinstar, Inc. (a)(c)	148,000	7,941,680
Matthews International Corp. Class A	600	19,428
Regis Corp.	1,400	25,746
Service Corp. International	2,900	24,766
Sotheby's Class A (ltd. vtg.)	2,001	65,033
Steiner Leisure Ltd. (a)	105,485	4,377,628
Stewart Enterprises, Inc. Class A	318,652	1,934,218
		14,388,499
TOTAL DIVERSIFIED CONSUMER SERVICES		42,695,512
FOOD & STAPLES RETAILING - 0.8%
Food Distributors - 0.8%
Sysco Corp.	76,700	2,286,427
FOOD PRODUCTS - 1.1%
Packaged Foods & Meats - 1.1%
TreeHouse Foods, Inc. (a)	69,973	3,225,755
HOTELS, RESTAURANTS & LEISURE - 81.9%
Casinos & Gaming - 16.1%
Ameristar Casinos, Inc. (c)	150,500	2,712,010
Aristocrat Leisure Ltd.	3	10
Bally Technologies, Inc. (a)	112,000	4,760,000
International Game Technology	331,200	6,481,584
Las Vegas Sands Corp. (a)(c)	307,800	7,227,144
Las Vegas Sands Corp. unit	11,700	4,627,584
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(c)	384,000	1,647,360

	Shares	Value
MGM Mirage, Inc. (a)	2,500	$ 31,150
Penn National Gaming, Inc. (a)	227,200	5,816,320
Shuffle Master, Inc. (a)	217,700	1,806,910
WMS Industries, Inc. (a)	233,600	10,822,688
Wynn Resorts Ltd.	2,300	192,924
		46,125,684
Hotels, Resorts & Cruise Lines - 17.7%
Carnival Corp. unit	336,800	12,202,264
Home Inns & Hotels Management, Inc. sponsored ADR (a)(c)	41,500	1,580,735
Marriott International, Inc. Class A	334,701	11,195,748
Orient Express Hotels Ltd. Class A (a)	800	8,072
Royal Caribbean Cruises Ltd. (a)(c)	55,620	1,612,980
Starwood Hotels & Resorts Worldwide, Inc.	246,300	11,391,375
Wyndham Worldwide Corp.	529,500	12,496,200
		50,487,374
Leisure Facilities - 0.9%
International Speedway Corp. Class A	116	3,235
Vail Resorts, Inc. (a)(c)	64,399	2,679,642
		2,682,877
Restaurants - 47.2%
Buffalo Wild Wings, Inc. (a)	34,561	1,275,301
Chipotle Mexican Grill, Inc. (a)	39,409	5,607,113
Darden Restaurants, Inc.	175,800	7,541,820
Denny's Corp. (a)	654	2,067
Dominos Pizza Enterprises Ltd.	40,600	187,969
Jack in the Box, Inc. (a)	43,722	981,122
McDonald's Corp.	941,700	62,971,478
P.F. Chang's China Bistro, Inc. (c)	40,900	1,777,923
Papa John's International, Inc. (a)	87,430	2,170,887
Red Robin Gourmet Burgers, Inc. (a)	227,260	4,683,829
Starbucks Corp.	926,400	23,984,496
The Cheesecake Factory, Inc. (a)	121,300	3,093,150
Wendy's/Arby's Group, Inc.	775	3,495
Yum! Brands, Inc.	499,400	20,450,430
		134,731,080
TOTAL HOTELS, RESTAURANTS & LEISURE		234,027,015
TOTAL COMMON STOCKS (Cost $226,239,073)		282,725,701
Convertible Bonds - 0.1%
Principal Amount
HOTELS, RESTAURANTS & LEISURE - 0.1%
Casinos & Gaming - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (d) (Cost $300,000)	$ 300,000	276,563
Money Market Funds - 7.6%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (e)	1,527,365	$ 1,527,365
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	20,230,927	20,230,927
TOTAL MONEY MARKET FUNDS (Cost $21,758,292)		21,758,292
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $248,297,365)	304,760,556
NET OTHER ASSETS - (6.7)%	(19,103,654)
NET ASSETS - 100%	$ 285,656,902
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $276,563 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,147
Fidelity Securities Lending Cash Central Fund	56,933
Total	$ 60,080
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 282,725,701	$ 278,098,117	$ 4,627,584	$ -
Convertible Bonds	276,563	-	276,563	-
Money Market Funds	21,758,292	21,758,292	-	-
Total Investments in Securities:	$ 304,760,556	$ 299,856,409	$ 4,904,147	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $250,821,908. Net unrealized appreciation aggregated $53,938,648, of which $59,329,766 related to appreciated investment securities and $5,391,118 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Materials Portfolio

May 31, 2010

1.802177.106

IND-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BUILDING PRODUCTS - 1.3%
Building Products - 1.3%
Masco Corp.	704,700	$ 9,407,745
CHEMICALS - 54.7%
Commodity Chemicals - 3.0%
Celanese Corp. Class A	699,706	20,060,571
Chemtrade Logistics Income Fund	150,400	1,696,414
		21,756,985
Diversified Chemicals - 22.1%
Ashland, Inc.	296,863	15,914,825
BASF AG	68,392	3,623,184
Dow Chemical Co.	2,299,818	61,888,103
E.I. du Pont de Nemours & Co.	1,582,709	57,246,585
FMC Corp.	177,400	10,741,570
Huntsman Corp.	703,600	7,021,928
Solutia, Inc. (a)	375,732	5,692,340
		162,128,535
Fertilizers & Agricultural Chemicals - 11.7%
CF Industries Holdings, Inc.	183,100	12,558,829
Israel Chemicals Ltd.	164,400	1,773,979
Monsanto Co.	1,057,656	53,802,961
The Mosaic Co.	326,550	15,076,814
Yara International ASA (c)	87,900	2,598,451
		85,811,034
Industrial Gases - 9.4%
Air Products & Chemicals, Inc.	271,500	18,749,790
Praxair, Inc.	646,441	50,163,822
		68,913,612
Specialty Chemicals - 8.5%
Albemarle Corp.	137,135	5,905,033
Ecolab, Inc.	336,549	15,895,209
Ferro Corp. (a)	1,348,479	12,149,796
Innophos Holdings, Inc.	332,700	9,495,258
Stepan Co.	33,500	2,416,355
Symrise AG	205,283	4,181,125
W.R. Grace & Co. (a)	469,900	12,043,537
		62,086,313
TOTAL CHEMICALS		400,696,479
CONSTRUCTION & ENGINEERING - 2.4%
Construction & Engineering - 2.4%
Fluor Corp.	121,700	5,710,164
Granite Construction, Inc.	260,777	7,732,038
KBR, Inc.	195,333	4,293,419
		17,735,621
CONSTRUCTION MATERIALS - 3.7%
Construction Materials - 3.7%
Cemex SA de CV sponsored ADR	798,600	8,648,838

	Shares	Value
HeidelbergCement AG	142,710	$ 7,749,052
Martin Marietta Materials, Inc. (c)	116,322	10,844,700
		27,242,590
CONTAINERS & PACKAGING - 8.6%
Metal & Glass Containers - 8.6%
Ball Corp.	260,932	12,850,901
Crown Holdings, Inc. (a)	504,299	11,856,069
Owens-Illinois, Inc. (a)	822,400	24,943,392
Pactiv Corp. (a)	465,896	13,315,308
		62,965,670
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Caterpillar, Inc.	61,653	3,746,036
METALS & MINING - 23.3%
Aluminum - 2.2%
Alcoa, Inc.	1,409,700	16,408,908
Diversified Metals & Mining - 5.8%
Anglo American PLC (United Kingdom) (a)	106,251	4,110,668
Freeport-McMoRan Copper & Gold, Inc.	390,965	27,387,098
Teck Resources Ltd. Class B (sub. vtg.)	135,000	4,727,264
Vale SA sponsored ADR	218,850	5,950,532
		42,175,562
Gold - 6.3%
AngloGold Ashanti Ltd. sponsored ADR	314,220	13,172,102
Newcrest Mining Ltd.	141,606	3,842,703
Newmont Mining Corp.	345,900	18,616,338
Randgold Resources Ltd. sponsored ADR	68,600	5,999,070
Yamana Gold, Inc.	405,200	4,411,185
		46,041,398
Steel - 9.0%
Allegheny Technologies, Inc. (c)	256,600	14,030,888
Carpenter Technology Corp.	277,900	10,813,089
Commercial Metals Co.	866,355	13,489,147
Jindal Steel & Power Ltd.	128,343	1,810,615
Nucor Corp.	250,700	10,792,635
Steel Dynamics, Inc.	670,401	9,834,783
Ternium SA sponsored ADR (a)(c)	159,200	5,420,760
		66,191,917
TOTAL METALS & MINING		170,817,785
OIL, GAS & CONSUMABLE FUELS - 1.3%
Coal & Consumable Fuels - 1.3%
Centennial Coal Co. Ltd.	1,067,333	3,670,067
Massey Energy Co.	114,800	3,802,176
PT Bumi Resources Tbk	7,939,500	1,752,285
		9,224,528
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 3.1%
Forest Products - 3.1%
Weyerhaeuser Co.	523,700	$ 22,299,146
TOTAL COMMON STOCKS (Cost $692,108,665)		724,135,600
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.23% (d)	4,441,600	4,441,600
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	19,312,725	19,312,725
TOTAL MONEY MARKET FUNDS (Cost $23,754,325)		23,754,325
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $715,862,990)	747,889,925
NET OTHER ASSETS - (2.1)%	(15,715,670)
NET ASSETS - 100%	$ 732,174,255
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,569
Fidelity Securities Lending Cash Central Fund	9,985
Total	$ 19,554
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $723,454,937. Net unrealized appreciation aggregated $24,434,988, of which $82,225,391 related to appreciated investment securities and $57,790,403 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Select
Materials Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Materials Portfolio

1.851742.103

AMF-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
BUILDING PRODUCTS - 1.3%
Building Products - 1.3%
Masco Corp.	704,700	$ 9,407,745
CHEMICALS - 54.7%
Commodity Chemicals - 3.0%
Celanese Corp. Class A	699,706	20,060,571
Chemtrade Logistics Income Fund	150,400	1,696,414
		21,756,985
Diversified Chemicals - 22.1%
Ashland, Inc.	296,863	15,914,825
BASF AG	68,392	3,623,184
Dow Chemical Co.	2,299,818	61,888,103
E.I. du Pont de Nemours & Co.	1,582,709	57,246,585
FMC Corp.	177,400	10,741,570
Huntsman Corp.	703,600	7,021,928
Solutia, Inc. (a)	375,732	5,692,340
		162,128,535
Fertilizers & Agricultural Chemicals - 11.7%
CF Industries Holdings, Inc.	183,100	12,558,829
Israel Chemicals Ltd.	164,400	1,773,979
Monsanto Co.	1,057,656	53,802,961
The Mosaic Co.	326,550	15,076,814
Yara International ASA (c)	87,900	2,598,451
		85,811,034
Industrial Gases - 9.4%
Air Products & Chemicals, Inc.	271,500	18,749,790
Praxair, Inc.	646,441	50,163,822
		68,913,612
Specialty Chemicals - 8.5%
Albemarle Corp.	137,135	5,905,033
Ecolab, Inc.	336,549	15,895,209
Ferro Corp. (a)	1,348,479	12,149,796
Innophos Holdings, Inc.	332,700	9,495,258
Stepan Co.	33,500	2,416,355
Symrise AG	205,283	4,181,125
W.R. Grace & Co. (a)	469,900	12,043,537
		62,086,313
TOTAL CHEMICALS		400,696,479
CONSTRUCTION & ENGINEERING - 2.4%
Construction & Engineering - 2.4%
Fluor Corp.	121,700	5,710,164
Granite Construction, Inc.	260,777	7,732,038
KBR, Inc.	195,333	4,293,419
		17,735,621
CONSTRUCTION MATERIALS - 3.7%
Construction Materials - 3.7%
Cemex SA de CV sponsored ADR	798,600	8,648,838

	Shares	Value
HeidelbergCement AG	142,710	$ 7,749,052
Martin Marietta Materials, Inc. (c)	116,322	10,844,700
		27,242,590
CONTAINERS & PACKAGING - 8.6%
Metal & Glass Containers - 8.6%
Ball Corp.	260,932	12,850,901
Crown Holdings, Inc. (a)	504,299	11,856,069
Owens-Illinois, Inc. (a)	822,400	24,943,392
Pactiv Corp. (a)	465,896	13,315,308
		62,965,670
MACHINERY - 0.5%
Construction & Farm Machinery & Heavy Trucks - 0.5%
Caterpillar, Inc.	61,653	3,746,036
METALS & MINING - 23.3%
Aluminum - 2.2%
Alcoa, Inc.	1,409,700	16,408,908
Diversified Metals & Mining - 5.8%
Anglo American PLC (United Kingdom) (a)	106,251	4,110,668
Freeport-McMoRan Copper & Gold, Inc.	390,965	27,387,098
Teck Resources Ltd. Class B (sub. vtg.)	135,000	4,727,264
Vale SA sponsored ADR	218,850	5,950,532
		42,175,562
Gold - 6.3%
AngloGold Ashanti Ltd. sponsored ADR	314,220	13,172,102
Newcrest Mining Ltd.	141,606	3,842,703
Newmont Mining Corp.	345,900	18,616,338
Randgold Resources Ltd. sponsored ADR	68,600	5,999,070
Yamana Gold, Inc.	405,200	4,411,185
		46,041,398
Steel - 9.0%
Allegheny Technologies, Inc. (c)	256,600	14,030,888
Carpenter Technology Corp.	277,900	10,813,089
Commercial Metals Co.	866,355	13,489,147
Jindal Steel & Power Ltd.	128,343	1,810,615
Nucor Corp.	250,700	10,792,635
Steel Dynamics, Inc.	670,401	9,834,783
Ternium SA sponsored ADR (a)(c)	159,200	5,420,760
		66,191,917
TOTAL METALS & MINING		170,817,785
OIL, GAS & CONSUMABLE FUELS - 1.3%
Coal & Consumable Fuels - 1.3%
Centennial Coal Co. Ltd.	1,067,333	3,670,067
Massey Energy Co.	114,800	3,802,176
PT Bumi Resources Tbk	7,939,500	1,752,285
		9,224,528
Common Stocks - continued
	Shares	Value
PAPER & FOREST PRODUCTS - 3.1%
Forest Products - 3.1%
Weyerhaeuser Co.	523,700	$ 22,299,146
TOTAL COMMON STOCKS (Cost $692,108,665)		724,135,600
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.23% (d)	4,441,600	4,441,600
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	19,312,725	19,312,725
TOTAL MONEY MARKET FUNDS (Cost $23,754,325)		23,754,325
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $715,862,990)	747,889,925
NET OTHER ASSETS - (2.1)%	(15,715,670)
NET ASSETS - 100%	$ 732,174,255
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,569
Fidelity Securities Lending Cash Central Fund	9,985
Total	$ 19,554
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $723,454,937. Net unrealized appreciation aggregated $24,434,988, of which $82,225,391 related to appreciated investment securities and $57,790,403 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Medical Delivery Portfolio

May 31, 2010

1.802180.106

MED-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
BIOTECHNOLOGY - 0.2%
Biotechnology - 0.2%
Nanosphere, Inc. (a)	175,350	$ 962,672
ELECTRONIC EQUIPMENT & COMPONENTS - 0.9%
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	113,000	3,656,680
FOOD & STAPLES RETAILING - 1.3%
Drug Retail - 1.3%
CVS Caremark Corp.	56,983	1,973,321
Walgreen Co.	105,800	3,389,832
		5,363,153
HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Health Care Equipment - 2.3%
CareFusion Corp. (a)	212,200	5,394,124
Intuitive Surgical, Inc. (a)	12,600	4,066,902
Natus Medical, Inc. (a)	1,000	16,550
		9,477,576
Health Care Supplies - 0.2%
RTI Biologics, Inc. (a)	251,324	894,713
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		10,372,289
HEALTH CARE PROVIDERS & SERVICES - 84.8%
Health Care Distributors & Services - 12.2%
AmerisourceBergen Corp.	549,400	17,185,232
Cardinal Health, Inc.	56,300	1,941,787
Henry Schein, Inc. (a)	17,700	998,457
McKesson Corp.	435,800	30,506,000
		50,631,476
Health Care Facilities - 7.3%
Brookdale Senior Living, Inc. (a)	334,000	5,875,060
Community Health Systems, Inc. (a)	99,800	3,890,204
Hanger Orthopedic Group, Inc. (a)	145,000	2,472,250
LifePoint Hospitals, Inc. (a)	45,000	1,597,050
Sunrise Senior Living, Inc. (a)(c)	477,100	2,037,217
Tenet Healthcare Corp. (a)	793,100	4,536,532
Universal Health Services, Inc. Class B	241,200	10,222,056
		30,630,369
Health Care Services - 33.0%
Accretive Health, Inc.	354,700	4,600,459
Catalyst Health Solutions, Inc. (a)	266,000	10,185,140
Emergency Medical Services Corp. Class A (a)	100,400	5,378,428
Express Scripts, Inc. (a)	492,900	49,585,740
Health Grades, Inc. (a)	490,869	3,328,092
IPC The Hospitalist Co., Inc. (a)	35,000	1,024,450
Laboratory Corp. of America Holdings (a)	14,800	1,119,028
Lincare Holdings, Inc.	81,900	3,834,558
Medco Health Solutions, Inc. (a)	868,341	50,059,859

	Shares	Value
Quest Diagnostics, Inc.	12,500	$ 659,375
Rural/Metro Corp. (a)	136,066	942,937
Team Health Holdings, Inc.	493,400	6,320,454
		137,038,520
Managed Health Care - 32.3%
Aetna, Inc.	663,556	19,349,293
Centene Corp. (a)	169,300	3,863,426
CIGNA Corp.	586,000	19,613,420
Health Net, Inc. (a)	460,500	11,351,325
Humana, Inc. (a)	330,272	15,209,026
Triple-S Management Corp. (a)	75,000	1,373,250
UnitedHealth Group, Inc.	1,390,297	40,415,934
WellPoint, Inc. (a)	449,200	23,043,960
		134,219,634
TOTAL HEALTH CARE PROVIDERS & SERVICES		352,519,999
HEALTH CARE TECHNOLOGY - 4.0%
Health Care Technology - 4.0%
Allscripts-Misys Healthcare Solutions, Inc. (a)	122,600	2,306,106
Cerner Corp. (a)	74,200	6,211,282
SXC Health Solutions Corp. (a)	110,300	8,181,332
		16,698,720
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. (a)	8,400	382,452
LIFE SCIENCES TOOLS & SERVICES - 3.9%
Life Sciences Tools & Services - 3.9%
Covance, Inc. (a)	50,900	2,685,484
Illumina, Inc. (a)	109,400	4,599,176
Life Technologies Corp. (a)	112,300	5,621,738
QIAGEN NV (a)	86,200	1,817,096
Thermo Fisher Scientific, Inc. (a)	24,800	1,291,088
		16,014,582
TOTAL COMMON STOCKS (Cost $331,720,334)		405,970,547
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (d)	10,533,512	$ 10,533,512
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	348,650	348,650
TOTAL MONEY MARKET FUNDS (Cost $10,882,162)		10,882,162
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $342,602,496)	416,852,709
NET OTHER ASSETS - (0.3)%	(1,259,089)
NET ASSETS - 100%	$ 415,593,620
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,600
Fidelity Securities Lending Cash Central Fund	3,100
Total	$ 6,700
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $349,531,150. Net unrealized appreciation aggregated $67,321,559, of which $82,726,097 related to appreciated investment securities and $15,404,538 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Medical Equipment and
Systems Portfolio

May 31, 2010

1.802181.106

MES-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
BIOTECHNOLOGY - 0.6%
Biotechnology - 0.6%
Myriad Genetics, Inc. (a)	420,000	$ 7,665,000
ELECTRONIC EQUIPMENT & COMPONENTS - 2.0%
Electronic Equipment & Instruments - 2.0%
Agilent Technologies, Inc. (a)	850,000	27,506,000
HEALTH CARE EQUIPMENT & SUPPLIES - 73.1%
Health Care Equipment - 68.0%
Abiomed, Inc. (a)	380,000	3,705,000
American Medical Systems Holdings, Inc. (a)	1,280,000	28,876,800
Angiodynamics, Inc. (a)	700,000	10,339,000
ArthroCare Corp. (a)	440,000	12,940,400
Baxter International, Inc.	935,000	39,485,050
Beckman Coulter, Inc.	50,000	2,872,000
C. R. Bard, Inc.	1,000,000	80,970,000
CareFusion Corp. (a)	1,500,000	38,130,000
Conceptus, Inc. (a)(c)	550,000	9,179,500
Covidien PLC	3,100,000	131,409,000
Edwards Lifesciences Corp. (a)	1,000,000	50,530,000
ev3, Inc. (a)	1,096,600	20,747,672
Fisher & Paykel Healthcare Corp.	5,000,000	11,003,850
Genmark Diagnostics, Inc.	41,000	221,400
HeartWare International, Inc. CDI unit (a)	8,000,000	12,976,896
Hill-Rom Holdings, Inc.	1,350,000	37,638,000
Hologic, Inc. (a)	2,500,000	37,250,000
Hospira, Inc. (a)	400,000	20,824,000
Integra LifeSciences Holdings Corp. (a)	475,000	18,715,000
Intuitive Surgical, Inc. (a)	100,000	32,277,000
Kinetic Concepts, Inc. (a)	400,000	16,560,000
Mako Surgical Corp. (a)(c)	306,500	4,036,605
Masimo Corp.	550,000	12,177,000
Medtronic, Inc.	1,950,000	76,401,000
Micrus Endovascular Corp. (a)	650,000	11,232,000
NuVasive, Inc. (a)(c)	441,397	17,333,660
Orthofix International NV (a)	300,000	9,567,000
Orthovita, Inc. (a)	3,134,932	9,733,964
Osmetech PLC (a)	75,000,000	2,426,196
SenoRx, Inc. (a)	800,000	8,688,000
Sonova Holding AG Class B	180,000	19,523,892
St. Jude Medical, Inc. (a)	1,280,000	47,795,200
Stryker Corp.	800,000	42,424,000
TomoTherapy, Inc. (a)	1,300,000	4,095,000
Varian Medical Systems, Inc. (a)	450,000	22,540,500

	Shares	Value
Volcano Corp. (a)	600,000	$ 13,314,000
Wright Medical Group, Inc. (a)	500,000	8,215,000
		926,153,585
Health Care Supplies - 5.1%
AGA Medical Holdings, Inc.	350,000	4,921,000
Cooper Companies, Inc.	550,000	20,273,000
DENTSPLY International, Inc.	575,000	18,647,250
Inverness Medical Innovations, Inc. (a)(c)	280,000	9,746,800
OraSure Technologies, Inc. (a)	1,250,000	5,650,000
RTI Biologics, Inc. (a)(d)	2,977,000	10,598,120
		69,836,170
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		995,989,755
HEALTH CARE PROVIDERS & SERVICES - 7.9%
Health Care Distributors & Services - 2.3%
Henry Schein, Inc. (a)	400,000	22,564,000
PSS World Medical, Inc. (a)	400,000	9,164,000
		31,728,000
Health Care Facilities - 0.5%
Hanger Orthopedic Group, Inc. (a)	400,000	6,820,000
Health Care Services - 5.1%
Express Scripts, Inc. (a)	280,000	28,168,000
Medco Health Solutions, Inc. (a)	700,000	40,355,000
		68,523,000
TOTAL HEALTH CARE PROVIDERS & SERVICES		107,071,000
HEALTH CARE TECHNOLOGY - 2.7%
Health Care Technology - 2.7%
Allscripts-Misys Healthcare Solutions, Inc. (a)	1,100,000	20,691,000
Cerner Corp. (a)	200,000	16,742,000
		37,433,000
LIFE SCIENCES TOOLS & SERVICES - 10.5%
Life Sciences Tools & Services - 10.5%
Covance, Inc. (a)	400,000	21,104,000
Illumina, Inc. (a)(c)	1,163,300	48,905,132
PAREXEL International Corp. (a)	460,000	10,260,300
PerkinElmer, Inc.	650,000	14,748,500
QIAGEN NV (a)(c)	1,450,000	30,566,000
Waters Corp. (a)	250,000	17,110,000
		142,693,932
PHARMACEUTICALS - 1.9%
Pharmaceuticals - 1.9%
Allergan, Inc.	440,000	26,483,600
TOTAL COMMON STOCKS (Cost $1,237,484,824)	1,344,842,287
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (e)	10,935,480	$ 10,935,480
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	33,154,200	33,154,200
TOTAL MONEY MARKET FUNDS (Cost $44,089,680)		44,089,680
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,281,574,504)	1,388,931,967
NET OTHER ASSETS - (1.9)%	(26,488,519)
NET ASSETS - 100%	$ 1,362,443,448
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,118
Fidelity Securities Lending Cash Central Fund	37,063
Total	$ 51,181
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
RTI Biologics, Inc.	$ 7,481,250	$ 4,027,244	$ -	$ -	$ 10,598,120
Total	$ 7,481,250	$ 4,027,244	$ -	$ -	$ 10,598,120
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,344,842,287	$ 1,342,416,091	$ 2,426,196	$ -
Money Market Funds	44,089,680	44,089,680	-	-
Total Investments in Securities:	$ 1,388,931,967	$ 1,386,505,771	$ 2,426,196	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,295,834,609. Net unrealized appreciation aggregated $93,097,358, of which $163,728,627 related to appreciated investment securities and $70,631,269 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Multimedia Portfolio

May 31, 2010

1.802182.106

BAM-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.5%
Communications Equipment - 0.5%
Juniper Networks, Inc. (a)	22,500	$ 598,950
INTERNET & CATALOG RETAIL - 0.6%
Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	18,900	245,133
Internet Retail - 0.4%
B2W Companhia Global Do Varejo	17,700	294,741
DeNA Co. Ltd.	10,500	316,677
		611,418
TOTAL INTERNET & CATALOG RETAIL		856,551
INTERNET SOFTWARE & SERVICES - 4.1%
Internet Software & Services - 4.1%
AOL, Inc. (a)	142	2,929
Baidu.com, Inc. sponsored ADR (a)	11,000	805,310
eBay, Inc. (a)	20,100	430,341
Google, Inc. Class A (a)	1,450	703,511
GREE, Inc.	6,800	458,234
Monster Worldwide, Inc. (a)(c)	19,700	291,363
NHN Corp. (a)	1,215	175,864
OpenTable, Inc. (c)	22,500	929,925
Rackspace Hosting, Inc. (a)	34,500	607,200
Sina Corp. (a)	6,400	239,168
Tencent Holdings Ltd.	35,700	688,655
		5,332,500
MEDIA - 92.1%
Advertising - 6.0%
Arbitron, Inc.	200	6,092
CyberAgent, Inc. (c)	2	3,189
Interpublic Group of Companies, Inc. (a)	197,100	1,645,785
Lamar Advertising Co. Class A (a)	43,600	1,284,892
National CineMedia, Inc.	83,300	1,456,917
Omnicom Group, Inc.	91,000	3,453,450
		7,850,325
Broadcasting - 6.8%
Belo Corp. Series A	258,400	1,878,568
CBS Corp. Class B	63,700	927,472
CTC Media, Inc.	34,700	507,661
Discovery Communications, Inc. (a)	63,950	2,408,357
Discovery Communications, Inc. Class C (a)	72,450	2,299,563
Grupo Televisa SA de CV (CPO) sponsored ADR	100	1,859
LIN TV Corp. Class A (a)	128,400	843,588
		8,867,068

	Shares	Value
Cable & Satellite - 38.0%
Cablevision Systems Corp. - NY Group Class A	126,700	$ 3,143,427
Comcast Corp.:
Class A	561,150	10,151,204
Class A (special) (non-vtg.)	107,900	1,858,038
DIRECTV (a)	297,713	11,220,803
DISH Network Corp. Class A	92,000	1,918,200
Knology, Inc. (a)	30,400	363,584
Liberty Global, Inc.:
Class A (a)(c)	85,575	2,207,835
Class C (a)	85,200	2,186,232
Liberty Media Corp.:
Capital Series A (a)	32,900	1,383,774
Starz Series A (a)	29,350	1,535,592
Naspers Ltd. Class N	6,700	262,590
Net Servicos de Comunicacao SA sponsored ADR (a)	43,300	442,526
Scripps Networks Interactive, Inc. Class A	50,800	2,295,144
Sirius XM Radio, Inc. (a)	1,575,160	1,622,415
Time Warner Cable, Inc.	114,069	6,242,996
Virgin Media, Inc.	161,200	2,604,992
		49,439,352
Movies & Entertainment - 35.0%
Cinemark Holdings, Inc.	36,700	586,833
Cinemax India Ltd.	1,760	1,885
DreamWorks Animation SKG, Inc. Class A (a)	47,700	1,416,213
Lions Gate Entertainment Corp. (a)	25,300	172,040
Live Nation Entertainment, Inc. (a)	112,300	1,373,429
Madison Square Garden, Inc. Class A (a)	3,075	64,790
News Corp.:
Class A	411,382	5,430,242
Class B	1,300	19,968
Regal Entertainment Group Class A	71,000	1,082,040
The Walt Disney Co.	562,804	18,808,909
Time Warner, Inc.	312,766	9,692,618
Viacom, Inc. Class B (non-vtg.) (a)	186,300	6,261,543
Warner Music Group Corp. (a)	107,100	650,097
		45,560,607
Publishing - 6.3%
Gannett Co., Inc.	82,000	1,274,280
Martha Stewart Living Omnimedia, Inc. Class A (a)(c)	45,600	273,600
McGraw-Hill Companies, Inc.	95,800	2,663,240
The New York Times Co. Class A (a)	78,300	726,624
Valassis Communications, Inc. (a)	54,600	1,993,992
Washington Post Co. Class B	2,600	1,210,898
		8,142,634
TOTAL MEDIA		119,859,986
Common Stocks - continued
	Shares	Value
SOFTWARE - 0.8%
Home Entertainment Software - 0.7%
Activision Blizzard, Inc.	35,000	$ 376,250
Take-Two Interactive Software, Inc. (a)(c)	44,400	513,708
		889,958
Systems Software - 0.1%
Rovi Corp. (a)	3,300	123,222
TOTAL SOFTWARE		1,013,180
WIRELESS TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vivo Participacoes SA sponsored ADR	30,300	827,796
TOTAL COMMON STOCKS (Cost $117,224,092)		128,488,963
Money Market Funds - 4.3%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (d)	1,390,153	$ 1,390,153
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	4,135,903	4,135,903
TOTAL MONEY MARKET FUNDS (Cost $5,526,056)		5,526,056
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $122,750,148)	134,015,019
NET OTHER ASSETS - (3.0)%	(3,875,720)
NET ASSETS - 100%	$ 130,139,299
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,022
Fidelity Securities Lending Cash Central Fund	2,671
Total	$ 4,693
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $123,697,412. Net unrealized appreciation aggregated $10,317,607, of which $16,723,151 related to appreciated investment securities and $6,405,544 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Natural Gas Portfolio

May 31, 2010

1.802183.106

GAS-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
ELECTRIC UTILITIES - 0.9%
Electric Utilities - 0.9%
Entergy Corp.	62,600	$ 4,699,382
FirstEnergy Corp.	35,300	1,242,914
Great Plains Energy, Inc.	153,700	2,697,435
		8,639,731
ELECTRICAL EQUIPMENT - 1.5%
Electrical Components & Equipment - 1.5%
First Solar, Inc. (a)(c)	74,100	8,325,876
JA Solar Holdings Co. Ltd. ADR (a)	250,000	1,217,500
Renewable Energy Corp. ASA (a)(c)	826,432	2,025,011
SunPower Corp.:
Class A (a)	34,800	460,404
Class B (a)	189,400	2,195,146
		14,223,937
ENERGY EQUIPMENT & SERVICES - 22.3%
Oil & Gas Drilling - 9.1%
Atwood Oceanics, Inc. (a)	238,090	6,464,144
Diamond Offshore Drilling, Inc. (c)	5,000	315,500
Ensco International Ltd. ADR	537,000	20,083,800
Helmerich & Payne, Inc.	244,015	9,194,485
Nabors Industries Ltd. (a)	719,882	13,699,354
Noble Corp.	64,000	1,860,480
Patterson-UTI Energy, Inc.	824,800	11,571,944
Pride International, Inc. (a)	255,700	6,333,689
Scorpion Offshore Ltd. (a)	250,000	1,558,512
Seadrill Ltd. (c)	206,500	3,986,573
Transocean Ltd. (a)	155,827	8,846,299
		83,914,780
Oil & Gas Equipment & Services - 13.2%
Baker Hughes, Inc.	470,529	17,945,976
Cameron International Corp. (a)	640,144	23,173,213
FMC Technologies, Inc. (a)	159,900	9,298,185
Halliburton Co.	854,900	21,227,167
National Oilwell Varco, Inc.	318,156	12,131,288
Newpark Resources, Inc. (a)	300,000	1,926,000
OSX Brasil SA	5,100	1,413,091
Schlumberger Ltd.	96,200	5,401,630
Smith International, Inc.	201,100	7,553,316
TSC Offshore Group Ltd. (a)	3,462,000	573,562
Weatherford International Ltd. (a)	1,423,700	20,102,644
		120,746,072
TOTAL ENERGY EQUIPMENT & SERVICES		204,660,852
GAS UTILITIES - 1.3%
Gas Utilities - 1.3%
China Gas Holdings Ltd.	1,000,000	497,020
China Resources Gas Group Ltd.	2,354,000	2,941,593

	Shares	Value
Questar Corp.	50,000	$ 2,243,000
Xinao Gas Holdings Ltd.	2,382,000	6,317,207
		11,998,820
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.5%
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc. (a)	141,900	3,313,365
RRI Energy, Inc. (a)	186,600	824,772
		4,138,137
METALS & MINING - 0.3%
Diversified Metals & Mining - 0.3%
Globe Specialty Metals, Inc.	66,100	771,387
Grande Cache Coal Corp. (a)	100,000	557,738
Ivanhoe Mines Ltd. (a)	100,000	1,456,636
		2,785,761
MULTI-UTILITIES - 0.3%
Multi-Utilities - 0.3%
CMS Energy Corp.	44,200	648,856
Sempra Energy	43,500	2,001,000
		2,649,856
OIL, GAS & CONSUMABLE FUELS - 67.8%
Coal & Consumable Fuels - 2.7%
Arch Coal, Inc.	75,008	1,616,422
China Coal Energy Co. Ltd. (H Shares)	3,321,000	4,555,158
China Shenhua Energy Co. Ltd. (H Shares)	1,395,000	5,625,578
Evergreen Energy, Inc. (a)	4,517,715	862,884
Massey Energy Co.	285,500	9,455,760
Peabody Energy Corp.	29,200	1,137,632
PT Bumi Resources Tbk	8,637,000	1,906,227
		25,159,661
Integrated Oil & Gas - 2.2%
Chevron Corp.	14,100	1,041,567
ConocoPhillips	208,100	10,792,066
Exxon Mobil Corp.	107,000	6,469,220
InterOil Corp. (a)(c)	40,000	1,971,200
		20,274,053
Oil & Gas Exploration & Production - 55.6%
Anadarko Petroleum Corp.	1,364,000	71,378,120
Apache Corp.	12,500	1,119,250
Chesapeake Energy Corp.	4,131,450	92,296,592
Compton Petroleum Corp. (a)	2,989,800	2,206,177
Concho Resources, Inc. (a)	15,000	780,750
Denbury Resources, Inc. (a)	3,945,775	64,907,999
Devon Energy Corp.	2,200	140,470
EOG Resources, Inc.	63,300	6,636,372
EXCO Resources, Inc.	312,400	5,388,900
Iteration Energy Ltd. (a)	500,000	761,859
Niko Resources Ltd.	25,000	2,503,354
Noble Energy, Inc.	21,000	1,249,290
Painted Pony Petroleum Ltd. (a)(e)	11,400	66,095
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Painted Pony Petroleum Ltd. Class A (a)	138,600	$ 803,575
Petrobank Energy & Resources Ltd. (a)	67,300	2,904,187
Petrohawk Energy Corp. (a)	1,463,572	28,144,490
Pioneer Natural Resources Co.	121,200	7,720,440
Plains Exploration & Production Co. (a)	3,355,960	74,166,716
Range Resources Corp.	986,300	44,334,185
Southwestern Energy Co. (a)	1,223,000	45,997,030
St. Mary Land & Exploration Co.	141,900	6,135,756
Ultra Petroleum Corp. (a)	711,019	32,721,094
Venoco, Inc. (a)	36,695	530,977
Whiting Petroleum Corp. (a)	170,700	14,289,297
XTO Energy, Inc.	81,675	3,490,790
		510,673,765
Oil & Gas Refining & Marketing - 3.3%
Frontier Oil Corp.	660,000	9,180,600
Holly Corp.	166,000	4,299,400
Petroplus Holdings AG	256,240	3,713,173
Tesoro Corp.	133,046	1,556,638
Valero Energy Corp.	446,100	8,333,148
Western Refining, Inc. (a)(c)	635,800	3,344,308
		30,427,267
Oil & Gas Storage & Transport - 4.0%
Atlas Pipeline Partners, LP	200,000	2,140,000
Copano Energy LLC	468,351	11,488,650
Markwest Energy Partners LP	230,500	6,746,735
Quicksilver Gas Services LP (d)	884,600	16,126,258
		36,501,643
TOTAL OIL, GAS & CONSUMABLE FUELS		623,036,389
TOTAL COMMON STOCKS (Cost $1,099,999,788)		872,133,483
Convertible Preferred Stocks - 1.7%

OIL, GAS & CONSUMABLE FUELS - 1.7%
Oil & Gas Exploration & Production - 1.7%
SandRidge Energy, Inc. 8.50% (Cost $14,065,920)	148,000	15,144,840
Convertible Bonds - 3.3%
	Principal Amount	Value
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14	$ 550,000	$ 436,535
OIL, GAS & CONSUMABLE FUELS - 3.2%
Oil & Gas Exploration & Production - 3.2%
Chesapeake Energy Corp. 2.5% 5/15/37	37,160,000	29,835,764
TOTAL CONVERTIBLE BONDS (Cost $23,869,522)		30,272,299
Money Market Funds - 2.0%
Shares
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f) (Cost $18,719,066)	18,719,066	18,719,066
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,156,654,296)	936,269,688
NET OTHER ASSETS - (1.9)%	(17,160,740)
NET ASSETS - 100%	$ 919,108,948
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $66,095 or 0.0% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 983
Fidelity Securities Lending Cash Central Fund	118,117
Total	$ 119,100
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Quicksilver Gas Services LP	$ 7,280,514	$ 9,215,750	$ 533,564	$ -	$ 16,126,258
Total	$ 7,280,514	$ 9,215,750	$ 533,564	$ -	$ 16,126,258
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 872,133,483	$ 872,133,483	$ -	$ -
Convertible Preferred Stocks	15,144,840	-	15,144,840	-
Convertible Bonds	30,272,299	-	30,272,299	-
Money Market Funds	18,719,066	18,719,066	-	-
Total Investments in Securities:	$ 936,269,688	$ 890,852,549	$ 45,417,139	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,209,513,016. Net unrealized depreciation aggregated $273,243,328, of which $57,269,457 related to appreciated investment securities and $330,512,785 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Natural Resources Portfolio

May 31, 2010

1.802184.106

NAT-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CHEMICALS - 0.4%
Commodity Chemicals - 0.4%
Calgon Carbon Corp. (a)	61,400	$ 913,018
Methanex Corp.	213,200	4,447,881
		5,360,899
CONSTRUCTION & ENGINEERING - 2.8%
Construction & Engineering - 2.8%
Fluor Corp.	157,500	7,389,900
Foster Wheeler AG (a)	140,200	3,366,202
Jacobs Engineering Group, Inc. (a)	270,400	11,291,904
KBR, Inc.	666,300	14,645,274
		36,693,280
CONTAINERS & PACKAGING - 3.3%
Metal & Glass Containers - 2.8%
Ball Corp.	130,700	6,436,975
Crown Holdings, Inc. (a)	420,300	9,881,253
Owens-Illinois, Inc. (a)	529,500	16,059,735
Pactiv Corp. (a)	139,800	3,995,484
		36,373,447
Paper Packaging - 0.5%
Temple-Inland, Inc.	293,300	6,197,429
TOTAL CONTAINERS & PACKAGING		42,570,876
ELECTRICAL EQUIPMENT - 0.7%
Electrical Components & Equipment - 0.7%
centrotherm photovoltaics AG (a)	57,100	1,839,851
First Solar, Inc. (a)(c)	56,500	6,348,340
SunPower Corp. Class B (a)	133,700	1,549,583
		9,737,774
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Itron, Inc. (a)	59,500	3,966,270
ENERGY EQUIPMENT & SERVICES - 20.7%
Oil & Gas Drilling - 5.4%
Ensco International Ltd. ADR	213,200	7,973,680
Helmerich & Payne, Inc.	217,900	8,210,472
Hercules Offshore, Inc. (a)	571,594	1,783,373
Nabors Industries Ltd. (a)	934,900	17,791,147
Noble Corp.	380,800	11,069,856
Northern Offshore Ltd. (a)	2,365,000	4,390,131
Patterson-UTI Energy, Inc.	426,000	5,976,780
Transocean Ltd. (a)	237,400	13,477,198
		70,672,637
Oil & Gas Equipment & Services - 15.3%
Baker Hughes, Inc.	808,680	30,843,055
Cameron International Corp. (a)	233,400	8,449,080
Core Laboratories NV (c)	68,100	9,260,238
Dresser-Rand Group, Inc. (a)	87,200	2,775,576

	Shares	Value
Global Industries Ltd. (a)	140,100	$ 731,322
Halliburton Co.	839,500	20,844,785
National Oilwell Varco, Inc.	482,558	18,399,937
Oceaneering International, Inc. (a)	122,500	5,668,075
Schlumberger Ltd.	1,131,452	63,531,030
Smith International, Inc.	707,900	26,588,724
TSC Offshore Group Ltd. (a)	3,250,000	538,439
Weatherford International Ltd. (a)	563,980	7,963,398
Willbros Group, Inc. (a)	402,700	3,741,083
		199,334,742
TOTAL ENERGY EQUIPMENT & SERVICES		270,007,379
FOOD PRODUCTS - 1.1%
Agricultural Products - 1.1%
Bunge Ltd.	222,400	10,844,224
Corn Products International, Inc.	124,200	4,142,070
		14,986,294
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
Questar Corp.	48,700	2,184,682
Zhongyu Gas Holdings Ltd. (a)	12,744,000	1,292,993
		3,477,675
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.3%
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc. (a)	159,070	3,714,285
METALS & MINING - 13.2%
Aluminum - 0.2%
Alcoa, Inc.	285,100	3,318,564
Diversified Metals & Mining - 3.9%
Compass Minerals International, Inc.	56,066	4,253,167
Freeport-McMoRan Copper & Gold, Inc.	398,967	27,947,638
Teck Resources Ltd. Class B (sub. vtg.)	433,400	15,176,268
Thompson Creek Metals Co., Inc. (a)	315,600	3,224,050
		50,601,123
Gold - 9.1%
Agnico-Eagle Mines Ltd. (Canada)	34,100	2,026,066
AngloGold Ashanti Ltd. sponsored ADR	218,300	9,151,136
Barrick Gold Corp. (c)	539,400	22,821,763
Gold Fields Ltd. sponsored ADR	200,100	2,751,375
Goldcorp, Inc.	355,200	15,484,473
Harmony Gold Mining Co. Ltd. sponsored ADR	607,000	5,875,760
IAMGOLD Corp.	730,200	12,819,611
Kinross Gold Corp.	309,467	5,433,096
Lihir Gold Ltd.	3,274,127	11,009,262
Newcrest Mining Ltd.	433,648	11,767,725
Newmont Mining Corp.	204,400	11,000,808
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Gold - continued
Randgold Resources Ltd. sponsored ADR	33,600	$ 2,938,320
Yamana Gold, Inc.	547,200	5,957,060
		119,036,455
TOTAL METALS & MINING		172,956,142
OIL, GAS & CONSUMABLE FUELS - 56.3%
Coal & Consumable Fuels - 4.5%
Alpha Natural Resources, Inc. (a)	492,614	18,901,599
Arch Coal, Inc.	514,000	11,076,700
Cloud Peak Energy, Inc.	158,100	2,333,556
CONSOL Energy, Inc.	221,200	8,069,376
International Coal Group, Inc. (a)	156,700	678,511
Massey Energy Co.	537,700	17,808,624
		58,868,366
Integrated Oil & Gas - 24.3%
Chevron Corp.	954,200	70,486,754
Exxon Mobil Corp.	1,345,000	81,318,696
Marathon Oil Corp.	1,914,500	59,521,805
Occidental Petroleum Corp.	566,000	46,700,660
Suncor Energy, Inc.	1,469,952	45,781,926
Total SA sponsored ADR	288,000	13,429,440
		317,239,281
Oil & Gas Exploration & Production - 22.5%
Anadarko Petroleum Corp.	610,200	31,931,766
Apache Corp.	65,600	5,873,824
Berry Petroleum Co. Class A	124,700	3,833,278
Cabot Oil & Gas Corp.	494,100	17,140,329
Canadian Natural Resources Ltd. (c)	1,078,300	38,492,262
Devon Energy Corp.	98,600	6,295,610
EXCO Resources, Inc.	832,450	14,359,763
Newfield Exploration Co. (a)	465,200	24,218,312
Nexen, Inc.	501,600	11,296,215
Niko Resources Ltd.	35,200	3,524,723
Painted Pony Petroleum Ltd. Class A (a)	278,300	1,613,527
Petrobank Energy & Resources Ltd. (a)	47,300	2,041,130
Petrohawk Energy Corp. (a)	1,383,340	26,601,628
Pioneer Natural Resources Co.	115,100	7,331,870
Southwestern Energy Co. (a)	1,323,300	49,769,313
Talisman Energy, Inc.	806,300	13,908,385
Ultra Petroleum Corp. (a)	236,100	10,865,322
Whiting Petroleum Corp. (a)	284,600	23,823,866
		292,921,123
Oil & Gas Refining & Marketing - 5.0%
CVR Energy, Inc. (a)	337,000	2,547,720

	Shares	Value
Frontier Oil Corp.	1,068,827	$ 14,867,384
Holly Corp.	534,200	13,835,780
Petroplus Holdings AG	122,930	1,781,378
Sunoco, Inc.	273,800	8,178,406
Tesoro Corp.	360,500	4,217,850
Valero Energy Corp.	979,200	18,291,456
Western Refining, Inc. (a)	343,002	1,804,191
		65,524,165
TOTAL OIL, GAS & CONSUMABLE FUELS		734,552,935
PAPER & FOREST PRODUCTS - 0.2%
Paper Products - 0.2%
Domtar Corp.	41,900	2,564,280
TOTAL COMMON STOCKS (Cost $1,346,647,229)		1,300,588,089
Convertible Bonds - 0.1%
	Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
SunPower Corp. 4.75% 4/15/14 (Cost $710,000)	$ 710,000	563,527
Money Market Funds - 3.6%
	Shares
Fidelity Cash Central Fund, 0.23% (d)	3,013,825	3,013,825
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	44,199,725	44,199,725
TOTAL MONEY MARKET FUNDS (Cost $47,213,550)		47,213,550
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $1,394,570,779)	1,348,365,166
NET OTHER ASSETS - (3.3)%	(42,618,857)
NET ASSETS - 100%	$ 1,305,746,309
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,274
Fidelity Securities Lending Cash Central Fund	73,565
Total	$ 77,839
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,300,588,089	$ 1,299,295,096	$ -	$ 1,292,993
Convertible Bonds	563,527	-	563,527	-
Money Market Funds	47,213,550	47,213,550	-	-
Total Investments in Securities:	$ 1,348,365,166	$ 1,346,508,646	$ 563,527	$ 1,292,993
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,031)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,297,024
Transfers out of Level 3	-
Ending Balance	$ 1,292,993
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2010	$ (4,031)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,425,504,685. Net unrealized depreciation aggregated $77,139,519, of which $104,242,997 related to appreciated investment securities and $181,382,516 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Pharmaceuticals Portfolio

May 31, 2010

1.802187.106

PHR-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
BIOTECHNOLOGY - 5.2%
Biotechnology - 5.2%
Abraxis BioScience, Inc. (a)	10,000	$ 444,500
Acorda Therapeutics, Inc. (a)	20,400	701,352
Alexion Pharmaceuticals, Inc. (a)	23,936	1,197,518
Allos Therapeutics, Inc. (a)	91,600	655,856
AMAG Pharmaceuticals, Inc. (a)	16,000	509,440
Amylin Pharmaceuticals, Inc. (a)	21,360	352,867
Biogen Idec, Inc. (a)	19,300	915,399
BioMarin Pharmaceutical, Inc. (a)	126,500	2,469,280
Biovitrum AB (a)	50,500	266,089
China Biologic Products, Inc. (a)(c)	14,000	180,460
Genzyme Corp. (a)	31,500	1,532,475
Human Genome Sciences, Inc. (a)	13,000	321,880
ImmunoGen, Inc. (a)	19,100	169,226
Incyte Corp. (a)	53,000	683,170
InterMune, Inc. (a)	13,390	121,046
Sino Biopharmaceutical Ltd.	848,000	357,218
United Therapeutics Corp. (a)	33,600	1,720,992
Zymogenetics, Inc. (a)	5,000	23,250
		12,622,018
ELECTRONIC EQUIPMENT & COMPONENTS - 1.2%
Electronic Equipment & Instruments - 1.2%
Agilent Technologies, Inc. (a)	88,100	2,850,916
HEALTH CARE EQUIPMENT & SUPPLIES - 4.6%
Health Care Equipment - 4.0%
C. R. Bard, Inc.	19,500	1,578,915
CareFusion Corp. (a)	20,000	508,400
Covidien PLC	75,300	3,191,967
Edwards Lifesciences Corp. (a)	13,000	656,890
ev3, Inc. (a)	14,000	264,880
Hologic, Inc. (a)	91,000	1,355,900
Hospira, Inc. (a)	9,400	489,364
Mako Surgical Corp. (a)	13,000	171,210
Micrus Endovascular Corp. (a)	59,600	1,029,888
Orthovita, Inc. (a)	95,900	297,770
		9,545,184
Health Care Supplies - 0.6%
Cooper Companies, Inc.	33,800	1,245,868
RTI Biologics, Inc. (a)	60,000	213,600
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	20,000	76,030
		1,535,498
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		11,080,682
HEALTH CARE PROVIDERS & SERVICES - 3.5%
Health Care Distributors & Services - 0.1%
Profarma Distribuidora de Produtos Farmaceuticos SA	6,500	55,777

	Shares	Value
Sinopharm Group Co. Ltd. (H Shares)	50,200	$ 198,894
United Drug PLC (Ireland)	15,000	41,560
		296,231
Health Care Facilities - 0.2%
Hanger Orthopedic Group, Inc. (a)	9,500	161,975
Sunrise Senior Living, Inc. (a)	50,000	213,500
		375,475
Health Care Services - 3.0%
Catalyst Health Solutions, Inc. (a)	4,000	153,160
Diagnosticos da America SA	1,000	8,230
Express Scripts, Inc. (a)	34,400	3,460,640
Medco Health Solutions, Inc. (a)	60,000	3,459,000
Team Health Holdings, Inc.	10,000	128,100
		7,209,130
Managed Health Care - 0.2%
Health Net, Inc. (a)	18,000	443,700
Odontoprev SA	3,000	91,007
		534,707
TOTAL HEALTH CARE PROVIDERS & SERVICES		8,415,543
HEALTH CARE TECHNOLOGY - 0.2%
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	28,700	539,847
LIFE SCIENCES TOOLS & SERVICES - 2.2%
Life Sciences Tools & Services - 2.2%
Covance, Inc. (a)	10,000	527,600
Illumina, Inc. (a)	24,700	1,038,388
Life Technologies Corp. (a)	24,000	1,201,440
PerkinElmer, Inc.	58,000	1,316,020
QIAGEN NV (a)	57,877	1,220,047
		5,303,495
PERSONAL PRODUCTS - 0.1%
Personal Products - 0.1%
Prestige Brands Holdings, Inc. (a)	15,000	115,800
PHARMACEUTICALS - 79.9%
Pharmaceuticals - 79.9%
Abbott Laboratories	177,100	8,422,876
Adcock Ingram Holdings Ltd.	42,000	305,943
Akorn, Inc. (a)(c)	288,100	832,609
Allergan, Inc.	126,300	7,601,997
Ardea Biosciences, Inc. (a)	26,749	669,527
Aspen Pharmacare Holdings Ltd. (a)	27,000	278,159
AstraZeneca PLC sponsored ADR (c)	131,400	5,551,650
Auxilium Pharmaceuticals, Inc. (a)	69,700	2,005,966
BioMimetic Therapeutics, Inc. (a)(c)	57,000	694,260
Biovail Corp. (c)	152,100	2,278,220
BMP Sunstone Corp. (a)(c)	20,000	99,400
BMP Sunstone Corp. warrants 8/19/12 (a)(e)	1,000	289
Common Stocks - continued
	Shares	Value
PHARMACEUTICALS - CONTINUED
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	235,031	$ 5,455,070
Cadence Pharmaceuticals, Inc. (a)(c)	76,600	607,438
Cardiome Pharma Corp. (a)	177,600	1,506,239
China Shineway Pharmaceutical Group Ltd.	100,000	315,935
Cipla Ltd.	40,000	275,208
Cypress Bioscience, Inc. (a)	62,000	255,440
Dr. Reddy's Laboratories Ltd. sponsored ADR (c)	137,400	3,943,380
Durect Corp. (a)	145,500	369,570
Elan Corp. PLC sponsored ADR (a)	257,800	1,479,772
Eli Lilly & Co.	109,300	3,583,947
Endo Pharmaceuticals Holdings, Inc. (a)	119,400	2,500,236
Endo Pharmaceuticals Holdings, Inc. rights 2/27/12 (a)	9,000	0
Forest Laboratories, Inc. (a)	68,720	1,778,474
GlaxoSmithKline PLC sponsored ADR	284,900	9,532,754
Guangzhou Pharmaceutical Co. Ltd. (H Shares)	114,000	109,368
Hi-Tech Pharmacal Co., Inc. (a)	33,700	774,426
Hikma Pharmaceuticals PLC	26,000	254,403
Hua Han Bio-Pharmaceutical Holdings Ltd.	560,000	178,362
Impax Laboratories, Inc. (a)	102,100	2,151,758
Inspire Pharmaceuticals, Inc. (a)	166,073	944,125
Johnson & Johnson	281,200	16,393,960
King Pharmaceuticals, Inc. (a)	80,900	701,403
MAP Pharmaceuticals, Inc. (a)	27,112	404,511
Medicis Pharmaceutical Corp. Class A	74,200	1,720,698
Merck & Co., Inc.	524,736	17,678,354
Mitsubishi Tanabe Pharma Corp.	18,000	233,705
Mylan, Inc. (a)(c)	167,200	3,250,368
Nektar Therapeutics (a)	127,000	1,553,210
Novartis AG sponsored ADR (c)	220,198	9,911,112
Novo Nordisk AS Series B sponsored ADR (c)	126,000	9,679,320
Obagi Medical Products, Inc. (a)	52,000	660,920
Optimer Pharmaceuticals, Inc. (a)	89,000	949,630
Pain Therapeutics, Inc. (a)	62,721	366,291
Paladin Labs, Inc. (a)	29,600	656,958
Perrigo Co.	90,800	5,394,428
Pfizer, Inc.	837,000	12,747,510
Pharmstandard OJSC unit (a)	9,500	214,415
Piramal Healthcare Ltd.	27,000	299,437
Pozen, Inc. (a)	10,000	76,800
Questcor Pharmaceuticals, Inc. (a)	93,300	883,551
Salix Pharmaceuticals Ltd. (a)	72,600	2,608,518
Sanofi-Aventis sponsored ADR	300,000	8,973,000
Santarus, Inc. (a)	164,500	475,405
Sawai Pharmaceutical Co. Ltd.	800	68,924

	Shares	Value
Shire PLC sponsored ADR	99,000	$ 6,059,790
SuperGen, Inc. (a)	142,000	342,220
Teva Pharmaceutical Industries Ltd. sponsored ADR	184,289	10,102,723
The Medicines Company (a)	99,000	832,095
The United Laboratories International Holdings Ltd.	500,000	590,774
Towa Pharmaceutical Co. Ltd.	5,900	377,512
Valeant Pharmaceuticals International (a)(c)	170,400	7,920,192
Virbac SA	967	93,998
ViroPharma, Inc. (a)	134,700	1,639,299
Watson Pharmaceuticals, Inc. (a)	75,900	3,351,744
XenoPort, Inc. (a)(c)	50,000	496,500
		192,466,076
TOTAL COMMON STOCKS (Cost $223,806,825)		233,394,377
Money Market Funds - 14.5%

Fidelity Cash Central Fund, 0.23% (d)	4,924,049	4,924,049
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	29,871,575	29,871,575
TOTAL MONEY MARKET FUNDS (Cost $34,795,624)		34,795,624
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $258,602,449)	268,190,001
NET OTHER ASSETS - (11.4)%	(27,390,287)
NET ASSETS - 100%	$ 240,799,714
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $289 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
BMP Sunstone Corp. warrants 8/19/12	8/17/07	$ 125
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,552
Fidelity Securities Lending Cash Central Fund	78,814
Total	$ 80,366
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 233,394,377	$ 233,394,088	$ 289	$ -
Money Market Funds	34,795,624	34,795,624	-	-
Total Investments in Securities:	$ 268,190,001	$ 268,189,712	$ 289	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $261,285,811. Net unrealized appreciation aggregated $6,904,190, of which $22,255,274 related to appreciated investment securities and $15,351,084 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Retailing Portfolio

May 31, 2010

1.802188.106

RET-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
DISTRIBUTORS - 1.8%
Distributors - 1.8%
Genuine Parts Co.	62,300	$ 2,530,003
LKQ Corp. (a)	54,900	1,011,258
		3,541,261
INTERNET & CATALOG RETAIL - 13.7%
Catalog Retail - 1.6%
Liberty Media Corp. Interactive Series A (a)	241,700	3,134,849
Internet Retail - 12.1%
Amazon.com, Inc. (a)	166,300	20,863,998
Blue Nile, Inc. (a)(c)	6,000	281,400
Expedia, Inc.	32,600	702,856
Priceline.com, Inc. (a)	11,800	2,255,688
		24,103,942
TOTAL INTERNET & CATALOG RETAIL		27,238,791
INTERNET SOFTWARE & SERVICES - 0.2%
Internet Software & Services - 0.2%
eBay, Inc. (a)	20,300	434,623
MULTILINE RETAIL - 20.1%
Department Stores - 8.7%
Debenhams PLC (a)	339,400	291,878
Kohl's Corp. (a)	141,000	7,155,750
Macy's, Inc.	261,100	5,799,031
Nordstrom, Inc.	69,100	2,743,270
Sears Holdings Corp. (a)(c)	15,000	1,320,900
		17,310,829
General Merchandise Stores - 11.4%
Big Lots, Inc. (a)	47,500	1,678,175
Dollar Tree, Inc. (a)	38,200	2,390,938
Family Dollar Stores, Inc.	57,300	2,334,402
Target Corp.	301,400	16,435,342
		22,838,857
TOTAL MULTILINE RETAIL		40,149,686
SPECIALTY RETAIL - 62.3%
Apparel Retail - 19.7%
Abercrombie & Fitch Co. Class A	62,000	2,221,460
Aeropostale, Inc. (a)	44,400	1,230,324
American Eagle Outfitters, Inc.	81,600	1,068,960
AnnTaylor Stores Corp. (a)	42,400	917,960
Charming Shoppes, Inc. (a)	53,000	241,680
Chico's FAS, Inc.	73,200	895,236
Christopher & Banks Corp.	200	1,832
Citi Trends, Inc. (a)	40,800	1,390,464
Collective Brands, Inc. (a)	25,600	572,928
Dress Barn, Inc. (a)	23,600	646,404

	Shares	Value
DSW, Inc. Class A (a)	43,100	$ 1,244,728
Foot Locker, Inc.	67,000	998,970
Gap, Inc.	82,800	1,805,040
Guess?, Inc.	23,900	907,961
Gymboree Corp. (a)	12,300	548,334
J. Crew Group, Inc. (a)	36,800	1,679,552
Jos. A. Bank Clothiers, Inc. (a)	24,400	1,480,592
Limited Brands, Inc.	119,700	2,975,742
Ross Stores, Inc.	78,600	4,118,640
Shoe Carnival, Inc. (a)	39,900	1,000,293
The Buckle, Inc. (c)	11,400	405,270
TJX Companies, Inc.	221,000	10,046,660
Urban Outfitters, Inc. (a)	81,500	2,958,450
		39,357,480
Automotive Retail - 6.1%
Advance Auto Parts, Inc.	67,300	3,483,448
AutoNation, Inc. (a)(c)	31,300	626,939
AutoZone, Inc. (a)	12,600	2,405,088
CarMax, Inc. (a)	92,100	2,001,333
O'Reilly Automotive, Inc. (a)	57,700	2,943,854
Sonic Automotive, Inc. Class A (sub. vtg.) (a)(c)	77,500	766,475
		12,227,137
Computer & Electronics Retail - 5.3%
Best Buy Co., Inc.	189,300	7,997,925
GameStop Corp. Class A (a)(c)	44,500	1,014,155
hhgregg, Inc. (a)	8,000	240,080
RadioShack Corp.	31,900	652,036
Rent-A-Center, Inc. (a)	27,100	656,362
		10,560,558
Home Improvement Retail - 20.3%
Home Depot, Inc.	706,900	23,935,633
Lowe's Companies, Inc.	669,300	16,565,175
		40,500,808
Homefurnishing Retail - 3.4%
Aarons, Inc.	28,500	569,430
Bed Bath & Beyond, Inc. (a)	113,900	5,110,693
Williams-Sonoma, Inc.	38,200	1,141,416
		6,821,539
Specialty Stores - 7.5%
Dick's Sporting Goods, Inc. (a)	37,900	1,080,529
Hibbett Sports, Inc. (a)	600	15,462
Indigo Books & Music, Inc.	32,100	462,351
Jo-Ann Stores, Inc. (a)	10,900	497,912
Office Depot, Inc. (a)	110,300	639,740
OfficeMax, Inc. (a)	38,000	677,540
PetSmart, Inc.	52,600	1,670,576
Staples, Inc.	300,394	6,464,479
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Specialty Stores - continued
Tiffany & Co., Inc.	53,300	$ 2,421,419
Tractor Supply Co.	13,500	914,760
		14,844,768
TOTAL SPECIALTY RETAIL		124,312,290
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Apparel, Accessories & Luxury Goods - 0.1%
Phillips-Van Heusen Corp.	3,700	202,501
TOTAL COMMON STOCKS (Cost $176,584,796)		195,879,152
Money Market Funds - 2.0%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d) (Cost $4,015,200)	4,015,200	$ 4,015,200
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $180,599,996)	199,894,352
NET OTHER ASSETS - (0.2)%	(373,152)
NET ASSETS - 100%	$ 199,521,200
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,804
Fidelity Securities Lending Cash Central Fund	6,500
Total	$ 9,304
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $181,223,083. Net unrealized appreciation aggregated $18,671,269, of which $24,357,416 related to appreciated investment securities and $5,686,147 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Software and
Computer Services Portfolio

May 31, 2010

1.802189.106

SOF-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Riverbed Technology, Inc. (a)	56,500	$ 1,510,245
COMPUTERS & PERIPHERALS - 4.9%
Computer Hardware - 3.3%
3PAR, Inc. (a)	146,300	1,555,169
Apple, Inc. (a)	104,600	26,898,936
Teradata Corp. (a)	98,800	3,155,672
		31,609,777
Computer Storage & Peripherals - 1.6%
EMC Corp. (a)	402,400	7,492,688
NetApp, Inc. (a)	212,500	8,007,000
		15,499,688
TOTAL COMPUTERS & PERIPHERALS		47,109,465
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	63,200	1,188,792
HOTELS, RESTAURANTS & LEISURE - 0.2%
Hotels, Resorts & Cruise Lines - 0.2%
Ctrip.com International Ltd. sponsored ADR (a)	39,100	1,540,149
INTERNET & CATALOG RETAIL - 0.3%
Internet Retail - 0.3%
Expedia, Inc.	110,500	2,382,380
Priceline.com, Inc. (a)	4,800	917,568
		3,299,948
INTERNET SOFTWARE & SERVICES - 16.8%
Internet Software & Services - 16.8%
Akamai Technologies, Inc. (a)	174,100	6,915,252
eBay, Inc. (a)	1,951,700	41,785,897
Equinix, Inc. (a)	98,700	9,081,387
Google, Inc. Class A (a)	135,200	65,596,336
LivePerson, Inc. (a)	256,500	1,656,990
LogMeIn, Inc.	51,800	1,318,828
Mercadolibre, Inc. (a)(c)	35,900	1,862,133
Open Text Corp. (a)	57,700	2,502,084
Rackspace Hosting, Inc. (a)	338,500	5,957,600
Saba Software, Inc. (a)(c)	792,458	4,081,159
Tencent Holdings Ltd.	98,300	1,896,211
Terremark Worldwide, Inc. (a)	135,900	1,020,609
VeriSign, Inc. (a)	2,600	72,566
VistaPrint Ltd. (a)	61,000	2,848,090
Yahoo!, Inc. (a)	1,028,300	15,774,122
		162,369,264

	Shares	Value
IT SERVICES - 22.5%
Data Processing & Outsourced Services - 9.6%
Alliance Data Systems Corp. (a)	54,600	$ 3,858,036
Euronet Worldwide, Inc. (a)	67,400	886,310
Fidelity National Information Services, Inc.	489,200	13,462,784
Fiserv, Inc. (a)	260,800	12,401,040
Heartland Payment Systems, Inc.	397,297	6,527,590
MasterCard, Inc. Class A	73,900	14,910,803
The Western Union Co.	10,800	172,368
Visa, Inc. Class A	493,700	35,773,502
WNS Holdings Ltd. sponsored ADR (a)	1,302	14,244
Wright Express Corp. (a)	174,600	5,482,440
		93,489,117
IT Consulting & Other Services - 12.9%
Accenture PLC Class A	40,400	1,515,808
Atos Origin SA (a)	110,111	4,910,772
Cognizant Technology Solutions Corp. Class A (a)	319,500	15,987,780
International Business Machines Corp.	789,400	98,880,244
RightNow Technologies, Inc. (a)	173,200	2,520,060
Yucheng Technologies Ltd. (a)(c)	198,800	747,488
		124,562,152
TOTAL IT SERVICES		218,051,269
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	49	456
SOFTWARE - 54.5%
Application Software - 22.3%
Adobe Systems, Inc. (a)	604,600	19,395,568
Autodesk, Inc. (a)	205,700	6,018,782
Autonomy Corp. PLC (a)	497,277	12,666,803
Blackboard, Inc. (a)(c)	269,500	10,790,780
Citrix Systems, Inc. (a)	675,500	29,458,555
Concur Technologies, Inc. (a)	348,500	14,741,550
ebix.com, Inc. (a)	261,000	3,988,080
EPIQ Systems, Inc. (a)	1,900	21,755
Informatica Corp. (a)	533,800	13,772,040
Intuit, Inc. (a)	57,900	2,069,346
Kenexa Corp. (a)	654,157	9,308,654
Longtop Financial Technologies Ltd. ADR (a)	18,500	608,465
Magma Design Automation, Inc. (a)(c)(d)	4,844,500	14,969,505
Mentor Graphics Corp. (a)	1,603,900	14,723,802
Nuance Communications, Inc. (a)	1,213,000	20,663,455
Quest Software, Inc. (a)	1,114	21,561
Salesforce.com, Inc. (a)	79,387	6,869,357
SuccessFactors, Inc. (a)	1,800	40,068
Synchronoss Technologies, Inc. (a)	291,700	5,962,348
Taleo Corp. Class A (a)	1,170,554	29,322,378
		215,412,852
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 0.7%
Activision Blizzard, Inc.	286,800	$ 3,083,100
Electronic Arts, Inc. (a)	4,100	67,691
Nintendo Co. Ltd.	9,600	2,832,113
Take-Two Interactive Software, Inc. (a)(c)	80,200	927,914
		6,910,818
Systems Software - 31.5%
Ariba, Inc. (a)	1,376,618	20,718,101
BMC Software, Inc. (a)	864,400	31,991,444
CA, Inc.	142,500	2,885,625
Microsoft Corp.	5,239,600	135,181,679
Novell, Inc. (a)	898,300	5,237,089
Oracle Corp.	2,724,100	61,482,937
Phoenix Technologies Ltd. (a)	47	140
Radiant Systems, Inc. (a)	479,737	6,649,155
Red Hat, Inc. (a)	402,700	11,803,137
Rovi Corp. (a)	535,100	19,980,634
Sourcefire, Inc. (a)	128,100	2,643,984
Symantec Corp. (a)	461,800	6,543,706
VMware, Inc. Class A (a)	400	26,484
		305,144,115
TOTAL SOFTWARE		527,467,785
SPECIALTY RETAIL - 0.0%
Computer & Electronics Retail - 0.0%
GameStop Corp. Class A (a)	2,300	52,417
TOTAL COMMON STOCKS (Cost $831,277,224)		962,589,790
Money Market Funds - 2.1%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (e)	93	$ 93
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e)	20,283,225	20,283,225
TOTAL MONEY MARKET FUNDS (Cost $20,283,318)		20,283,318
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $851,560,542)	982,873,108
NET OTHER ASSETS - (1.6)%	(15,861,110)
NET ASSETS - 100%	$ 967,011,998
Legend
(a) Non-income producing.
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,514
Fidelity Securities Lending Cash Central Fund	31,338
Total	$ 32,852
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Magma Design Automation, Inc.	$ 11,965,915	$ -	$ -	$ -	$ 14,969,505
Total	$ 11,965,915	$ -	$ -	$ -	$ 14,969,505
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $854,334,256. Net unrealized appreciation aggregated $128,538,852, of which $151,160,066 related to appreciated investment securities and $22,621,214 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Technology Portfolio

May 31, 2010

1.802190.106

TEC-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CHEMICALS - 0.4%
Commodity Chemicals - 0.2%
STR Holdings, Inc.	204,300	$ 4,333,203
Diversified Chemicals - 0.1%
DC Chemical Co. Ltd.	13,317	2,215,576
Specialty Chemicals - 0.1%
Shin-Etsu Chemical Co., Ltd.	35,800	1,799,528
Wacker Chemie AG	1,500	188,420
		1,987,948
TOTAL CHEMICALS		8,536,727
COMMUNICATIONS EQUIPMENT - 10.2%
Communications Equipment - 10.2%
Acme Packet, Inc. (a)	400,100	11,726,931
Adtran, Inc.	190,200	5,217,186
Brocade Communications Systems, Inc. (a)	600	3,270
Cisco Systems, Inc. (a)	3,267,041	75,664,670
Comverse Technology, Inc. (a)	105,800	903,532
F5 Networks, Inc. (a)	192,200	13,517,426
Finisar Corp. (a)	85,400	1,298,080
Infinera Corp. (a)	206,300	1,452,352
JDS Uniphase Corp. (a)	356,800	4,103,200
Juniper Networks, Inc. (a)	659,700	17,561,214
Motorola, Inc. (a)	32,300	221,255
Netronix, Inc. (a)	300,000	831,822
Polycom, Inc. (a)	341,200	10,246,236
QUALCOMM, Inc.	601,222	21,379,454
Research In Motion Ltd. (a)	217,800	13,264,197
Riverbed Technology, Inc. (a)	369,900	9,887,427
Sandvine Corp. (a)	2,472,837	4,621,018
Sandvine Corp. (U.K.) (a)	1,941,200	3,584,335
Sierra Wireless, Inc. (a)	86,400	690,538
Tekelec (a)	120,412	1,726,106
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	192,200	1,929,688
		199,829,937
COMPUTERS & PERIPHERALS - 20.5%
Computer Hardware - 17.4%
3PAR, Inc. (a)	236,176	2,510,551
Apple, Inc. (a)	1,026,485	263,970,875
Hewlett-Packard Co.	1,245,500	57,305,455
HTC Corp.	956,000	12,999,688
Stratasys, Inc. (a)	157,215	3,656,821
Toshiba Corp. (a)	194,000	994,326
		341,437,716
Computer Storage & Peripherals - 3.1%
EMC Corp. (a)	1,145,600	21,331,072
Isilon Systems, Inc. (a)	259,083	3,539,074
NetApp, Inc. (a)	118,483	4,464,439
Netezza Corp. (a)	170,300	2,219,009

	Shares	Value
SanDisk Corp. (a)	440,825	$ 20,551,262
Seagate Technology (a)	57,100	877,056
Synaptics, Inc. (a)	194,248	5,811,900
Western Digital Corp. (a)	26,890	936,041
		59,729,853
TOTAL COMPUTERS & PERIPHERALS		401,167,569
DIVERSIFIED CONSUMER SERVICES - 0.2%
Education Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)(c)	2,792	255,943
Promethean World PLC (a)	632,200	1,569,458
		1,825,401
Specialized Consumer Services - 0.1%
Coinstar, Inc. (a)	45,600	2,446,896
TOTAL DIVERSIFIED CONSUMER SERVICES		4,272,297
ELECTRICAL EQUIPMENT - 1.2%
Electrical Components & Equipment - 1.2%
A123 Systems, Inc. (c)	50,600	460,460
Acuity Brands, Inc.	121,034	4,978,128
Canadian Solar, Inc. (a)(c)	63,400	821,030
centrotherm photovoltaics AG (a)	62,038	1,998,961
Energy Conversion Devices, Inc. (a)(c)	29,549	164,145
First Solar, Inc. (a)	1,500	168,540
GT Solar International, Inc. (a)	978,700	5,343,702
JA Solar Holdings Co. Ltd. ADR (a)	46,200	224,994
Roth & Rau AG (a)	47,977	1,240,434
SMA Solar Technology AG	17,400	1,757,747
SunPower Corp. Class B (a)	13,632	157,995
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	9,500	95,950
Trina Solar Ltd. ADR (a)(c)	328,300	5,745,250
		23,157,336
ELECTRONIC EQUIPMENT & COMPONENTS - 6.7%
Electronic Components - 1.8%
Amphenol Corp. Class A	4,200	178,080
AU Optronics Corp. sponsored ADR (c)	124,400	1,209,168
BYD Co. Ltd. (H Shares) (c)	822,000	6,898,914
Cando Corp. (a)	3,479,329	2,555,931
Corning, Inc.	998,106	17,396,988
DTS, Inc. (a)	64,900	2,143,647
LG Display Co. Ltd. sponsored ADR (c)	63,421	1,134,602
Prime View International Co. Ltd. (a)	1,004,000	1,526,871
Prime View International Co. Ltd. sponsored GDR (a)(d)	14,900	226,739
Vishay Intertechnology, Inc. (a)	225,546	2,041,191
		35,312,131
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	360,600	11,669,016
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Equipment & Instruments - continued
China Security & Surveillance Technology, Inc. warrants 8/25/10 (a)(f)	126,425	$ 1,472
Chroma ATE, Inc.	2,589,407	5,018,545
Coretronic Corp.	714,000	1,062,407
Itron, Inc. (a)	55,300	3,686,298
National Instruments Corp.	331,626	10,675,041
Wasion Group Holdings Ltd.	3,104,000	2,041,056
		34,153,835
Electronic Manufacturing Services - 1.9%
Benchmark Electronics, Inc. (a)	52,300	966,504
Flextronics International Ltd. (a)	600,500	3,939,280
IPG Photonics Corp. (a)	75,000	1,261,500
Ju Teng International Holdings Ltd.	1,000,000	751,310
Trimble Navigation Ltd. (a)	1,026,263	29,484,536
		36,403,130
Technology Distributors - 1.3%
Digital China Holdings Ltd. (H Shares)	7,950,000	12,272,553
Inspur International Ltd.	8,592,000	684,147
Supreme Electronics Co. Ltd. (a)	2,051,000	1,602,845
Synnex Technology International Corp.	1,993,800	4,300,475
WPG Holding Co. Ltd.	3,155,000	6,124,586
		24,984,606
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		130,853,702
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Health Care Equipment - 0.0%
China Medical Technologies, Inc. sponsored ADR (c)	5,306	55,660
Mingyuan Medicare Development Co. Ltd.	890,000	90,298
		145,958
Health Care Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	612,000	2,326,518
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		2,472,476
HEALTH CARE TECHNOLOGY - 0.3%
Health Care Technology - 0.3%
athenahealth, Inc. (a)	1,500	37,140
Cerner Corp. (a)	58,900	4,930,519
		4,967,659

	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR (a)	5,200	$ 204,828
eLong, Inc. sponsored ADR (a)	100	1,180
		206,008
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.2%
Sharp Corp.	419,000	4,561,795
Sony Corp. sponsored ADR	6,325	194,684
TomTom Group BV (a)	160	1,036
		4,757,515
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.0%
Independent Power Producers & Energy Traders - 0.0%
GCL-Poly Energy Holdings Ltd.	641,000	128,424
INTERNET & CATALOG RETAIL - 1.4%
Internet Retail - 1.4%
Amazon.com, Inc. (a)	119,364	14,975,407
Overstock.com, Inc. (a)(c)	134,919	3,035,678
Priceline.com, Inc. (a)	43,700	8,353,692
		26,364,777
INTERNET SOFTWARE & SERVICES - 9.4%
Internet Software & Services - 9.4%
Akamai Technologies, Inc. (a)	586,374	23,290,775
Alibaba.com Ltd. (c)	2,274,000	4,520,898
Art Technology Group, Inc. (a)	248,306	928,664
Baidu.com, Inc. sponsored ADR (a)	223,000	16,325,830
Blinkx PLC (a)	500,000	199,911
DealerTrack Holdings, Inc. (a)	7,000	112,210
eBay, Inc. (a)	627,266	13,429,765
Google, Inc. Class A (a)	159,616	77,442,491
GREE, Inc.	52,000	3,504,143
LogMeIn, Inc.	11,700	297,882
LoopNet, Inc. (a)	150,000	1,644,000
Mercadolibre, Inc. (a)(c)	179,445	9,307,812
NHN Corp. (a)	6,651	962,690
Open Text Corp. (a)	162,900	7,063,943
OpenTable, Inc.	1,100	45,463
Rackspace Hosting, Inc. (a)	125,200	2,203,520
Saba Software, Inc. (a)	10,000	51,500
Tencent Holdings Ltd.	581,900	11,224,877
VistaPrint Ltd. (a)	219,200	10,234,448
Vocus, Inc. (a)	30,000	469,800
		183,260,622
IT SERVICES - 2.3%
Data Processing & Outsourced Services - 1.2%
Amadeus IT Holding SA Class A (a)	292,100	4,438,227
MasterCard, Inc. Class A	12,200	2,461,594
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
Visa, Inc. Class A	226,600	$ 16,419,436
WNS Holdings Ltd. sponsored ADR (a)	41,900	458,386
		23,777,643
IT Consulting & Other Services - 1.1%
Accenture PLC Class A	252,770	9,483,930
Atos Origin SA (a)	68,489	3,054,498
Cognizant Technology Solutions Corp. Class A (a)	38,900	1,946,556
International Business Machines Corp.	1,637	205,051
RightNow Technologies, Inc. (a)	380,462	5,535,722
		20,225,757
TOTAL IT SERVICES		44,003,400
MACHINERY - 0.1%
Industrial Machinery - 0.1%
Meyer Burger Technology AG (a)	39,700	862,595
Shin Zu Shing Co. Ltd.	577,778	1,977,702
		2,840,297
MEDIA - 0.1%
Advertising - 0.1%
AirMedia Group, Inc. ADR (a)	388,000	1,567,520
VisionChina Media, Inc. ADR (a)(c)	310,947	935,950
		2,503,470
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Globe Specialty Metals, Inc.	65,600	765,552
Timminco Ltd. (a)	13,700	7,483
		773,035
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Real Estate Services - 0.3%
China Real Estate Information Corp. ADR (c)	661,035	5,189,125
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.6%
Semiconductor Equipment - 3.3%
Aixtron AG (c)	77,600	2,095,117
Amkor Technology, Inc. (a)(c)	479,592	3,266,022
ASM International NV (NASDAQ) unit (a)	41,200	849,544
ASML Holding NV (NY Shares)	822,005	23,229,861
ATMI, Inc. (a)	11,200	181,440
Cymer, Inc. (a)	142,622	4,317,168
Lam Research Corp. (a)	232,475	8,801,504
LTX-Credence Corp. (a)	314,964	1,089,775
MEMC Electronic Materials, Inc. (a)	278,900	3,165,515
Photronics, Inc. (a)	206,900	1,046,914
Sumco Corp.	118,200	2,143,076
Tessera Technologies, Inc. (a)	280,066	4,867,547

	Shares	Value
Varian Semiconductor Equipment Associates, Inc. (a)	316,100	$ 9,827,549
Veeco Instruments, Inc. (a)	15,100	576,367
		65,457,399
Semiconductors - 12.3%
Advanced Micro Devices, Inc. (a)	773,600	6,629,752
Altera Corp.	8,600	202,702
ANADIGICS, Inc. (a)	100	407
Applied Micro Circuits Corp. (a)	19,125	210,853
Atmel Corp. (a)	573,186	2,926,115
Avago Technologies Ltd.	692,000	14,289,800
Broadcom Corp. Class A	509,295	17,580,863
Cavium Networks, Inc. (a)	555,793	14,772,978
Cree, Inc. (a)	242,322	16,082,911
CSR PLC (a)	28,036	161,416
Cypress Semiconductor Corp. (a)	636,800	7,253,152
Epistar Corp.	351,000	1,029,190
Fairchild Semiconductor International, Inc. (a)	398,500	3,985,000
Global Unichip Corp.	458,608	1,741,822
Hittite Microwave Corp. (a)	130,900	5,986,057
Hynix Semiconductor, Inc. (a)	47,130	986,020
Infineon Technologies AG (a)	800,832	4,592,314
Infineon Technologies AG sponsored ADR (a)	165,300	922,374
Inotera Memories, Inc. (a)	6,241,846	3,736,523
Intel Corp.	2,054,306	44,003,235
International Rectifier Corp. (a)	390,745	8,190,015
Intersil Corp. Class A	138,800	1,847,428
Jinkosolar Holdings Co. Ltd. ADR	312,200	3,262,490
Marvell Technology Group Ltd. (a)	741,674	14,076,973
MediaTek, Inc.	12,104	197,887
Micron Technology, Inc. (a)	1,914,915	17,406,577
Microsemi Corp. (a)	13,100	202,788
Monolithic Power Systems, Inc. (a)	146,500	2,811,335
Netlogic Microsystems, Inc. (a)(c)	131,400	3,780,378
NVIDIA Corp. (a)	1,384,097	18,187,035
O2Micro International Ltd. sponsored ADR (a)	100	638
Power Integrations, Inc.	143,200	4,865,936
Radiant Opto-Electronics Corp.	801,160	1,074,391
Rambus, Inc. (a)	117,400	2,751,856
RF Micro Devices, Inc. (a)	100	480
Silicon Laboratories, Inc. (a)	4,500	204,435
Skyworks Solutions, Inc. (a)	183,300	2,919,969
Spreadtrum Communications, Inc. ADR (a)(c)	371,600	3,976,120
Standard Microsystems Corp. (a)	246,500	5,639,920
TriQuint Semiconductor, Inc. (a)	100	702
Volterra Semiconductor Corp. (a)	39,400	923,930
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Xilinx, Inc.	8,200	$ 200,490
YoungTek Electronics Corp.	250,000	555,642
		240,170,899
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		305,628,298
SOFTWARE - 28.5%
Application Software - 11.5%
Adobe Systems, Inc. (a)	32,700	1,049,016
ANSYS, Inc. (a)	49,600	2,169,008
AsiaInfo Holdings, Inc. (a)	95,800	2,052,994
Autodesk, Inc. (a)	858,239	25,112,073
Autonomy Corp. PLC (a)	294,325	7,497,143
Citrix Systems, Inc. (a)	476,354	20,773,798
Concur Technologies, Inc. (a)	362,370	15,328,251
Cyberlink Corp.	453,000	1,925,852
Dassault Systemes SA sponsored ADR	35,500	2,043,025
Epicor Software Corp. (a)	315,645	2,935,499
Informatica Corp. (a)	682,400	17,605,920
Intuit, Inc. (a)	58,800	2,101,512
JDA Software Group, Inc. (a)	129,800	3,468,256
Kenexa Corp. (a)	78,120	1,111,648
Kingdee International Software Group Co. Ltd.	39,856,000	13,257,352
Longtop Financial Technologies Ltd. ADR (a)	156,900	5,160,441
Manhattan Associates, Inc. (a)	13,355	386,627
Mentor Graphics Corp. (a)	237,700	2,182,086
MicroStrategy, Inc. Class A (a)	12,629	973,191
Nuance Communications, Inc. (a)	905,676	15,428,191
Parametric Technology Corp. (a)	644,845	10,627,046
Pegasystems, Inc.	57,634	1,723,833
Salesforce.com, Inc. (a)	392,100	33,928,413
Smith Micro Software, Inc. (a)	294,082	2,896,708
SolarWinds, Inc.	7,600	144,096
SuccessFactors, Inc. (a)	565,000	12,576,900
Synchronoss Technologies, Inc. (a)	232,806	4,758,555
Synopsys, Inc. (a)	100	2,142
Taleo Corp. Class A (a)	429,936	10,769,897
TeleNav, Inc.	138,600	1,162,854
TIBCO Software, Inc. (a)	298,038	3,400,614
Ulticom, Inc. (a)	37,455	339,717
		224,892,658
Home Entertainment Software - 1.9%
Activision Blizzard, Inc.	197,600	2,124,200
Changyou.com Ltd. (A Shares) ADR (a)(c)	129,200	3,431,552
Giant Interactive Group, Inc. ADR (c)	139,345	987,956
NCsoft Corp.	135,852	21,923,910
Neowiz Games Corp.	32,791	1,181,117

	Shares	Value
Nintendo Co. Ltd. ADR	109,900	$ 4,005,855
Perfect World Co. Ltd. sponsored ADR Class B (a)	155,100	4,107,048
		37,761,638
Systems Software - 15.1%
Ariba, Inc. (a)	455,551	6,856,043
BMC Software, Inc. (a)	809,800	29,970,698
Check Point Software Technologies Ltd. (a)	61,900	1,898,473
CommVault Systems, Inc. (a)	10,346	233,199
Fortinet, Inc.	58,300	951,456
Insyde Software Corp.	825,267	2,773,248
Microsoft Corp.	5,111,312	131,871,850
Novell, Inc. (a)	552,690	3,222,183
Oracle Corp.	3,215,596	72,576,002
Red Hat, Inc. (a)	719,800	21,097,338
Rovi Corp. (a)	143,292	5,350,523
TeleCommunication Systems, Inc. Class A (a)	105,200	527,052
VMware, Inc. Class A (a)	267,174	17,689,591
		295,017,656
TOTAL SOFTWARE		557,671,952
WIRELESS TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	24,700	1,001,091
Crown Castle International Corp. (a)	27,700	1,025,731
SBA Communications Corp. Class A (a)	30,453	1,005,863
Sprint Nextel Corp. (a)	1,570,559	8,056,968
Syniverse Holdings, Inc. (a)	218,223	4,318,633
		15,408,286
TOTAL COMMON STOCKS (Cost $1,731,022,410)		1,923,992,912
Money Market Funds - 1.8%

Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e) (Cost $34,526,219)	34,526,219	34,526,219
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $1,765,548,629)	1,958,519,131
NET OTHER ASSETS - (0.1)%	(1,522,136)
NET ASSETS - 100%	$ 1,956,996,995
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $226,739 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,472 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
China Security & Surveillance Technology, Inc. warrants 8/25/10	8/25/09	$ 13
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,970
Fidelity Securities Lending Cash Central Fund	99,928
Total	$ 107,898
Other Information

The following is a summary of the inputs used, as of May 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 1,923,992,912	$ 1,923,991,440	$ 1,472	$ -
Money Market Funds	34,526,219	34,526,219	-	-
Total Investments in Securities:	$ 1,958,519,131	$ 1,958,517,659	$ 1,472	$ -
Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $1,777,095,387. Net unrealized appreciation aggregated $181,423,744, of which $311,327,308 related to appreciated investment securities and $129,903,564 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Telecommunications Portfolio

May 31, 2010

1.802191.106

TEL-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.0%
Communications Equipment - 1.0%
Aruba Networks, Inc. (a)	392	$ 5,253
Cisco Systems, Inc. (a)	43,500	1,007,460
F5 Networks, Inc. (a)	1,600	112,528
Infinera Corp. (a)	75,300	530,112
Juniper Networks, Inc. (a)	44,947	1,196,489
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	1,700	51,051
Sandvine Corp. (a)	3,200	5,980
Sonus Networks, Inc. (a)	56,800	147,680
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	6,024
		3,062,577
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	6,830
NetApp, Inc. (a)	700	26,376
Synaptics, Inc. (a)	450	13,464
		46,670
DIVERSIFIED TELECOMMUNICATION SERVICES - 44.6%
Alternative Carriers - 5.7%
Cable & Wireless Worldwide PLC	19,405	22,514
Cogent Communications Group, Inc. (a)	64,802	586,458
Global Crossing Ltd. (a)	302,086	4,111,390
Iliad Group SA (c)	36,470	3,076,670
Level 3 Communications, Inc. (a)(c)	7,976	10,688
PAETEC Holding Corp. (a)	73,600	311,328
tw telecom, inc. (a)	532,857	9,319,669
		17,438,717
Integrated Telecommunication Services - 38.9%
AT&T, Inc.	1,854,919	45,074,533
BT Group PLC	5,351	9,880
Cable & Wireless PLC	19,405	16,462
Cbeyond, Inc. (a)	177,698	2,777,420
CenturyTel, Inc.	226,290	7,768,536
China Telecom Corp. Ltd. sponsored ADR (c)	36,400	1,672,944
China Unicom (Hong Kong) Ltd. sponsored ADR	342,100	4,149,673
Cincinnati Bell, Inc. (a)	225,000	715,500
Deutsche Telekom AG	763	8,556
FairPoint Communications, Inc. (a)	34,149	1,707
Frontier Communications Corp. (c)	394,900	3,139,455
Hellenic Telecommunications Organization SA	163	1,354
PT Telkomunikasi Indonesia Tbk Series B	3,632,900	3,068,611
Qwest Communications International, Inc.	3,513,189	18,409,110
Telecom Italia SpA sponsored ADR	226	2,674
Telenor ASA (c)	71,000	872,055
Telenor ASA sponsored ADR (a)	57,400	2,138,150

	Shares	Value
Telkom SA Ltd.	4,400	$ 21,177
Verizon Communications, Inc.	913,324	25,134,676
VimpelCom Ltd. ADR (a)	167,900	2,610,845
Windstream Corp.	73,415	783,338
		118,376,656
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		135,815,373
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	15,514
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Google, Inc. Class A (a)	90	43,666
Rackspace Hosting, Inc. (a)	43,700	769,120
SAVVIS, Inc. (a)	99	1,857
		814,643
MEDIA - 9.8%
Broadcasting - 0.8%
Ten Network Holdings Ltd. (a)	1,657,011	2,442,870
Cable & Satellite - 9.0%
Cablevision Systems Corp. - NY Group Class A	183,900	4,562,559
Comcast Corp. Class A	322,400	5,832,216
DIRECTV (a)	138,709	5,227,942
Dish TV India Ltd. (a)	5,888	4,896
Liberty Global, Inc. Class A (a)(c)	164,900	4,254,420
Net Servicos de Comunicacao SA sponsored ADR (a)	268,500	2,744,070
Virgin Media, Inc.	290,600	4,696,096
		27,322,199
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	525	11,062
TOTAL MEDIA		29,776,131
SOFTWARE - 1.2%
Application Software - 1.1%
Gameloft (a)	671,586	3,313,272
Nuance Communications, Inc. (a)	800	13,628
Synchronoss Technologies, Inc. (a)	5,863	119,840
		3,446,740
Home Entertainment Software - 0.1%
Glu Mobile, Inc. (a)	113,614	143,154
TOTAL SOFTWARE		3,589,894
WIRELESS TELECOMMUNICATION SERVICES - 38.2%
Wireless Telecommunication Services - 38.2%
America Movil SAB de CV Series L sponsored ADR	300	14,202
American Tower Corp. Class A (a)	548,600	22,234,758
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Axiata Group Bhd (a)	1,126,600	$ 1,302,248
China Mobile (Hong Kong) Ltd. sponsored ADR	28,500	1,327,245
Clearwire Corp.:
rights 6/21/10 (a)	1,029,741	341,874
Class A (a)(c)	1,029,741	8,382,092
Crown Castle International Corp. (a)	484,283	17,932,999
Idea Cellular Ltd. (a)	3,710	4,041
Leap Wireless International, Inc. (a)	391,958	6,400,674
MetroPCS Communications, Inc. (a)	400	3,596
Millicom International Cellular SA (c)	30,000	2,397,900
MTN Group Ltd.	220,325	3,093,784
NII Holdings, Inc. (a)	311,400	11,356,758
NTELOS Holdings Corp.	632	11,344
PT Indosat Tbk	1,600	898
Rogers Communications, Inc. Class B (non-vtg.)	2,200	76,067
SBA Communications Corp. Class A (a)	341,682	11,285,756
Sprint Nextel Corp. (a)	4,515,750	23,165,798
Syniverse Holdings, Inc. (a)	30,468	602,962
Telephone & Data Systems, Inc.	15,097	496,389
TIM Participacoes SA sponsored ADR (non-vtg.)	55,900	1,507,623
Vivo Participacoes SA sponsored ADR	116,525	3,183,463
Vodafone Group PLC sponsored ADR	66,400	1,334,640
		116,457,111
TOTAL COMMON STOCKS (Cost $321,075,354)		289,577,913
Money Market Funds - 12.0%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (d)	14,312,285	$ 14,312,285
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	22,086,640	22,086,640
TOTAL MONEY MARKET FUNDS (Cost $36,398,925)		36,398,925
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $357,474,279)	325,976,838
NET OTHER ASSETS - (7.1)%	(21,476,954)
NET ASSETS - 100%	$ 304,499,884
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,961
Fidelity Securities Lending Cash Central Fund	69,162
Total	$ 73,123
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $363,804,373. Net unrealized depreciation aggregated $37,827,535, of which $26,110,034 related to appreciated investment securities and $63,937,569 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Telecommunications Portfolio
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Select Telecommunications Portfolio

1.851743.103

ATLC-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.0%
Communications Equipment - 1.0%
Aruba Networks, Inc. (a)	392	$ 5,253
Cisco Systems, Inc. (a)	43,500	1,007,460
F5 Networks, Inc. (a)	1,600	112,528
Infinera Corp. (a)	75,300	530,112
Juniper Networks, Inc. (a)	44,947	1,196,489
Nortel Networks Corp. (a)	8,071	0
Polycom, Inc. (a)	1,700	51,051
Sandvine Corp. (a)	3,200	5,980
Sonus Networks, Inc. (a)	56,800	147,680
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	600	6,024
		3,062,577
COMPUTERS & PERIPHERALS - 0.0%
Computer Storage & Peripherals - 0.0%
Isilon Systems, Inc. (a)	500	6,830
NetApp, Inc. (a)	700	26,376
Synaptics, Inc. (a)	450	13,464
		46,670
DIVERSIFIED TELECOMMUNICATION SERVICES - 44.6%
Alternative Carriers - 5.7%
Cable & Wireless Worldwide PLC	19,405	22,514
Cogent Communications Group, Inc. (a)	64,802	586,458
Global Crossing Ltd. (a)	302,086	4,111,390
Iliad Group SA (c)	36,470	3,076,670
Level 3 Communications, Inc. (a)(c)	7,976	10,688
PAETEC Holding Corp. (a)	73,600	311,328
tw telecom, inc. (a)	532,857	9,319,669
		17,438,717
Integrated Telecommunication Services - 38.9%
AT&T, Inc.	1,854,919	45,074,533
BT Group PLC	5,351	9,880
Cable & Wireless PLC	19,405	16,462
Cbeyond, Inc. (a)	177,698	2,777,420
CenturyTel, Inc.	226,290	7,768,536
China Telecom Corp. Ltd. sponsored ADR (c)	36,400	1,672,944
China Unicom (Hong Kong) Ltd. sponsored ADR	342,100	4,149,673
Cincinnati Bell, Inc. (a)	225,000	715,500
Deutsche Telekom AG	763	8,556
FairPoint Communications, Inc. (a)	34,149	1,707
Frontier Communications Corp. (c)	394,900	3,139,455
Hellenic Telecommunications Organization SA	163	1,354
PT Telkomunikasi Indonesia Tbk Series B	3,632,900	3,068,611
Qwest Communications International, Inc.	3,513,189	18,409,110
Telecom Italia SpA sponsored ADR	226	2,674
Telenor ASA (c)	71,000	872,055
Telenor ASA sponsored ADR (a)	57,400	2,138,150

	Shares	Value
Telkom SA Ltd.	4,400	$ 21,177
Verizon Communications, Inc.	913,324	25,134,676
VimpelCom Ltd. ADR (a)	167,900	2,610,845
Windstream Corp.	73,415	783,338
		118,376,656
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		135,815,373
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Manufacturing Services - 0.0%
Trimble Navigation Ltd. (a)	540	15,514
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Google, Inc. Class A (a)	90	43,666
Rackspace Hosting, Inc. (a)	43,700	769,120
SAVVIS, Inc. (a)	99	1,857
		814,643
MEDIA - 9.8%
Broadcasting - 0.8%
Ten Network Holdings Ltd. (a)	1,657,011	2,442,870
Cable & Satellite - 9.0%
Cablevision Systems Corp. - NY Group Class A	183,900	4,562,559
Comcast Corp. Class A	322,400	5,832,216
DIRECTV (a)	138,709	5,227,942
Dish TV India Ltd. (a)	5,888	4,896
Liberty Global, Inc. Class A (a)(c)	164,900	4,254,420
Net Servicos de Comunicacao SA sponsored ADR (a)	268,500	2,744,070
Virgin Media, Inc.	290,600	4,696,096
		27,322,199
Movies & Entertainment - 0.0%
Madison Square Garden, Inc. Class A (a)	525	11,062
TOTAL MEDIA		29,776,131
SOFTWARE - 1.2%
Application Software - 1.1%
Gameloft (a)	671,586	3,313,272
Nuance Communications, Inc. (a)	800	13,628
Synchronoss Technologies, Inc. (a)	5,863	119,840
		3,446,740
Home Entertainment Software - 0.1%
Glu Mobile, Inc. (a)	113,614	143,154
TOTAL SOFTWARE		3,589,894
WIRELESS TELECOMMUNICATION SERVICES - 38.2%
Wireless Telecommunication Services - 38.2%
America Movil SAB de CV Series L sponsored ADR	300	14,202
American Tower Corp. Class A (a)	548,600	22,234,758
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Axiata Group Bhd (a)	1,126,600	$ 1,302,248
China Mobile (Hong Kong) Ltd. sponsored ADR	28,500	1,327,245
Clearwire Corp.:
rights 6/21/10 (a)	1,029,741	341,874
Class A (a)(c)	1,029,741	8,382,092
Crown Castle International Corp. (a)	484,283	17,932,999
Idea Cellular Ltd. (a)	3,710	4,041
Leap Wireless International, Inc. (a)	391,958	6,400,674
MetroPCS Communications, Inc. (a)	400	3,596
Millicom International Cellular SA (c)	30,000	2,397,900
MTN Group Ltd.	220,325	3,093,784
NII Holdings, Inc. (a)	311,400	11,356,758
NTELOS Holdings Corp.	632	11,344
PT Indosat Tbk	1,600	898
Rogers Communications, Inc. Class B (non-vtg.)	2,200	76,067
SBA Communications Corp. Class A (a)	341,682	11,285,756
Sprint Nextel Corp. (a)	4,515,750	23,165,798
Syniverse Holdings, Inc. (a)	30,468	602,962
Telephone & Data Systems, Inc.	15,097	496,389
TIM Participacoes SA sponsored ADR (non-vtg.)	55,900	1,507,623
Vivo Participacoes SA sponsored ADR	116,525	3,183,463
Vodafone Group PLC sponsored ADR	66,400	1,334,640
		116,457,111
TOTAL COMMON STOCKS (Cost $321,075,354)		289,577,913
Money Market Funds - 12.0%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (d)	14,312,285	$ 14,312,285
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	22,086,640	22,086,640
TOTAL MONEY MARKET FUNDS (Cost $36,398,925)		36,398,925
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $357,474,279)	325,976,838
NET OTHER ASSETS - (7.1)%	(21,476,954)
NET ASSETS - 100%	$ 304,499,884
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,961
Fidelity Securities Lending Cash Central Fund	69,162
Total	$ 73,123
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $363,804,373. Net unrealized depreciation aggregated $37,827,535, of which $26,110,034 related to appreciated investment securities and $63,937,569 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Transportation Portfolio

May 31, 2010

1.802192.106

TRN-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
AIR FREIGHT & LOGISTICS - 25.2%
Air Freight & Logistics - 25.2%
Air Transport Services Group, Inc. (a)	300,408	$ 1,688,293
Atlas Air Worldwide Holdings, Inc. (a)	62,900	3,287,783
C.H. Robinson Worldwide, Inc.	233,096	13,545,209
Dart Group PLC	2,337,217	1,783,992
Dynamex, Inc. (a)	110,515	1,699,721
Expeditors International of Washington, Inc.	7,000	267,330
FedEx Corp.	52,700	4,399,923
Hub Group, Inc. Class A (a)	26,800	820,080
United Parcel Service, Inc. Class B	626,400	39,312,864
UTI Worldwide, Inc.	130,900	1,891,505
		68,696,700
AIRLINES - 27.2%
Airlines - 27.2%
AirTran Holdings, Inc. (a)	310,900	1,753,476
Alaska Air Group, Inc. (a)	105,400	4,922,180
AMR Corp. (a)	551,400	4,229,238
Continental Airlines, Inc. Class B (a)	272,040	5,740,044
Delta Air Lines, Inc. (a)	1,150,302	15,621,101
Hawaiian Holdings, Inc. (a)	157,624	1,122,283
Pinnacle Airlines Corp. (a)	598,215	4,109,737
Republic Airways Holdings, Inc. (a)(c)	423,900	2,479,815
Southwest Airlines Co.	1,082,400	13,465,056
UAL Corp. (a)(c)	767,732	15,362,317
US Airways Group, Inc. (a)	625,000	5,518,750
		74,323,997
AUTO COMPONENTS - 0.0%
Auto Parts & Equipment - 0.0%
Wescast Industries, Inc. Class A (sub. vtg.) (a)	10,100	59,138
MACHINERY - 0.6%
Construction & Farm Machinery & Heavy Trucks - 0.6%
Accuride Corp. (a)	115,700	156,195
ASL Marine Holdings Ltd.	893,000	503,799
Wabash National Corp. (a)(c)	152,435	1,091,435
		1,751,429
MARINE - 2.4%
Marine - 2.4%
Alexander & Baldwin, Inc.	67,600	2,176,044
Horizon Lines, Inc. Class A (c)	692,248	2,824,372
Kirby Corp. (a)	7,200	283,896
Navios Maritime Acquisition Corp. (a)	185,600	1,217,536
		6,501,848
OIL, GAS & CONSUMABLE FUELS - 0.2%
Oil & Gas Storage & Transport - 0.2%
K-Sea Transportation Partners LP	66,800	416,164

	Shares	Value
ROAD & RAIL - 40.8%
Railroads - 27.2%
CSX Corp.	392,373	$ 20,501,489
Kansas City Southern (a)	7,400	282,458
Norfolk Southern Corp.	241,400	13,629,444
Union Pacific Corp.	559,668	39,977,085
		74,390,476
Trucking - 13.6%
Avis Budget Group, Inc. (a)	24,200	286,770
Con-way, Inc.	78,300	2,663,766
Contrans Group, Inc.:
(sub. vtg.) (a)(e)	12,800	113,464
Class A	816,500	7,237,782
Frozen Food Express Industries, Inc. (a)	299,429	1,161,785
Hertz Global Holdings, Inc. (a)	24,200	274,912
J.B. Hunt Transport Services, Inc.	7,300	252,069
Quality Distribution, Inc. (a)(d)	1,923,832	10,908,127
Saia, Inc. (a)	123,000	1,841,310
Trimac Income Fund	5,000	21,993
US 1 Industries, Inc. (a)	800	784
USA Truck, Inc. (a)	103,400	1,555,136
Vitran Corp., Inc. (a)	728,725	10,289,597
YRC Worldwide, Inc. (a)	1,532,600	544,380
		37,151,875
TOTAL ROAD & RAIL		111,542,351
SPECIALTY RETAIL - 0.3%
Automotive Retail - 0.3%
TravelCenters of America LLC (a)	282,840	823,064
TRANSPORTATION INFRASTRUCTURE - 0.7%
Airport Services - 0.7%
Avantair, Inc. (a)	740,073	1,924,190
TOTAL COMMON STOCKS (Cost $252,997,295)		266,038,881
Money Market Funds - 6.4%

Fidelity Cash Central Fund, 0.23% (f)	4,290,334	4,290,334
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	13,253,614	13,253,614
TOTAL MONEY MARKET FUNDS (Cost $17,543,948)		17,543,948
TOTAL INVESTMENT PORTFOLIO - 103.8% (Cost $270,541,243)	283,582,829
NET OTHER ASSETS - (3.8)%	(10,453,306)
NET ASSETS - 100%	$ 273,129,523
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,464 or 0.0% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,610
Fidelity Securities Lending Cash Central Fund	7,296
Total	$ 12,906
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Quality Distribution, Inc.	$ 6,070,934	$ 2,873,662	$ -	$ -	$ 10,908,127
Total	$ 6,070,934	$ 2,873,662	$ -	$ -	$ 10,908,127
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $277,907,982. Net unrealized appreciation aggregated $5,674,847, of which $16,574,649 related to appreciated investment securities and $10,899,802 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Utilities Portfolio

May 31, 2010

1.802193.106

UTI-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
ELECTRIC UTILITIES - 56.9%
Electric Utilities - 56.9%
American Electric Power Co., Inc.	1,011,279	$ 32,320,477
Entergy Corp.	381,851	28,665,555
FirstEnergy Corp.	264,800	9,323,608
FPL Group, Inc.	676,168	33,761,067
Great Plains Energy, Inc.	47,500	833,625
ITC Holdings Corp.	292,066	15,394,799
NV Energy, Inc.	1,424,384	16,793,487
Pinnacle West Capital Corp.	382,647	13,434,736
PPL Corp.	697,500	18,002,475
Progress Energy, Inc.	343,200	13,244,088
Southern Co.	523,967	17,133,721
Westar Energy, Inc.	91,700	2,017,400
		200,925,038
GAS UTILITIES - 4.8%
Gas Utilities - 4.8%
Questar Corp.	219,552	9,849,103
UGI Corp.	272,632	7,126,600
		16,975,703
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 5.8%
Independent Power Producers & Energy Traders - 5.8%
AES Corp. (a)	945,059	9,705,756
Calpine Corp. (a)	559,700	7,667,890
RRI Energy, Inc. (a)	678,900	3,000,738
		20,374,384
MULTI-UTILITIES - 30.2%
Multi-Utilities - 30.2%
CenterPoint Energy, Inc.	647,700	8,821,674
CMS Energy Corp. (c)	1,049,700	15,409,596
PG&E Corp.	403,951	16,763,967

	Shares	Value
Sempra Energy	574,674	$ 26,435,004
TECO Energy, Inc.	1,089,120	16,935,816
Wisconsin Energy Corp.	453,405	22,216,845
		106,582,902
OIL, GAS & CONSUMABLE FUELS - 0.4%
Oil & Gas Exploration & Production - 0.4%
Canacol Energy Ltd. (a)	1,919,600	1,434,871
TOTAL COMMON STOCKS (Cost $344,163,630)		346,292,898
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.23% (d)	532,330	532,330
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(d)	11,814,175	11,814,175
TOTAL MONEY MARKET FUNDS (Cost $12,346,505)		12,346,505
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $356,510,135)	358,639,403
NET OTHER ASSETS - (1.6)%	(5,677,098)
NET ASSETS - 100%	$ 352,962,305
Legend
(a) Non-income producing.
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,376
Fidelity Securities Lending Cash Central Fund	7,659
Total	$ 10,035
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $360,129,091. Net unrealized depreciation aggregated $1,489,688, of which $12,262,220 related to appreciated investment securities and $13,751,908 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Select Wireless Portfolio

May 31, 2010

1.802194.106

WIR-QTLY-0710

Investments May 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
AEROSPACE & DEFENSE - 0.2%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.	19,600	$ 548,212
COMMUNICATIONS EQUIPMENT - 16.8%
Communications Equipment - 16.8%
Aruba Networks, Inc. (a)(c)	75,484	1,011,486
Aviat Networks, Inc. (a)	10,532	46,446
Harris Corp.	45,100	2,115,641
Motorola, Inc. (a)	93,880	643,078
Nokia Corp. sponsored ADR	235,600	2,384,272
Powerwave Technologies, Inc. (a)(c)	24,600	40,590
QUALCOMM, Inc.	407,950	14,506,702
Research In Motion Ltd. (a)	293,200	17,856,119
Sierra Wireless, Inc. (a)	51,200	409,207
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	250,300	2,513,012
ViaSat, Inc. (a)	65,800	2,114,154
ZTE Corp. (H Shares) (c)	698,430	2,314,227
		45,954,934
COMPUTERS & PERIPHERALS - 2.8%
Computer Hardware - 2.8%
Apple, Inc. (a)	27,100	6,969,036
HTC Corp.	52,000	707,096
		7,676,132
DIVERSIFIED TELECOMMUNICATION SERVICES - 10.9%
Alternative Carriers - 0.0%
Neutral Tandem, Inc. (a)	1,900	25,536
Integrated Telecommunication Services - 10.9%
China Unicom (Hong Kong) Ltd. sponsored ADR (c)	1,320,100	16,012,813
Deutsche Telekom AG	100	1,121
Telefonica SA sponsored ADR (c)	130,700	7,498,259
Telenor ASA	1,000	12,282
Telkom SA Ltd.	6,400	30,802
Verizon Communications, Inc.	222,600	6,125,952
		29,681,229
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		29,706,765
ELECTRICAL EQUIPMENT - 1.4%
Electrical Components & Equipment - 1.4%
Fushi Copperweld, Inc. (a)	396,100	3,937,234
ELECTRONIC EQUIPMENT & COMPONENTS - 0.0%
Electronic Components - 0.0%
Prime View International Co. Ltd. sponsored GDR (a)(d)	2,700	41,087

	Shares	Value
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
Openwave Systems, Inc. (a)	15,641	$ 33,628
IT SERVICES - 0.4%
IT Consulting & Other Services - 0.4%
Integral Systems, Inc. (a)	152,400	1,042,416
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.0%
Semiconductors - 6.0%
Atheros Communications, Inc. (a)	97,700	3,321,800
Avago Technologies Ltd.	165,200	3,411,380
Marvell Technology Group Ltd. (a)	142,000	2,695,160
NVIDIA Corp. (a)	425,500	5,591,070
Skyworks Solutions, Inc. (a)	82,600	1,315,818
		16,335,228
SOFTWARE - 4.0%
Application Software - 3.7%
AsiaInfo Holdings, Inc. (a)	128,200	2,747,326
Gameloft (a)	1,504,662	7,423,255
Smith Micro Software, Inc. (a)	3,900	38,415
		10,208,996
Home Entertainment Software - 0.3%
Glu Mobile, Inc. (a)	28,623	36,065
Perfect World Co. Ltd. sponsored ADR Class B (a)	22,500	595,800
		631,865
TOTAL SOFTWARE		10,840,861
WIRELESS TELECOMMUNICATION SERVICES - 56.1%
Wireless Telecommunication Services - 56.1%
America Movil SAB de CV Series L sponsored ADR	400	18,936
American Tower Corp. Class A (a)	334,392	13,552,908
China Mobile (Hong Kong) Ltd. sponsored ADR (c)	394,700	18,381,179
Clearwire Corp.:
rights 6/21/10 (a)	1,097,800	364,470
Class A (a)(c)	866,400	7,052,496
Crown Castle International Corp. (a)	147,100	5,447,113
Idea Cellular Ltd. (a)	81,905	89,210
KDDI Corp.	6	27,131
Leap Wireless International, Inc. (a)	120,950	1,975,114
MetroPCS Communications, Inc. (a)	713,900	6,417,961
Millicom International Cellular SA (c)	39,600	3,165,228
NII Holdings, Inc. (a)	411,600	15,011,052
NTT DoCoMo, Inc.	1,836	2,726,343
PT Indosat Tbk	2,700	1,516
SBA Communications Corp. Class A (a)	215,500	7,117,965
SOFTBANK CORP.	7,300	174,739
Sprint Nextel Corp. (a)	4,288,031	21,997,599
Syniverse Holdings, Inc. (a)	194,300	3,845,197
Common Stocks - continued
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES - CONTINUED
Wireless Telecommunication Services - continued
Telephone & Data Systems, Inc.	27,178	$ 893,613
TIM Participacoes SA sponsored ADR (non-vtg.) (c)	136,400	3,678,708
U.S. Cellular Corp. (a)	38,200	1,585,682
Vivo Participacoes SA sponsored ADR	245,650	6,711,158
Vodafone Group PLC sponsored ADR	1,660,500	33,376,048
		153,611,366
TOTAL COMMON STOCKS (Cost $292,780,794)		269,727,863
Money Market Funds - 14.4%

Fidelity Securities Lending Cash Central Fund, 0.24% (b)(e) (Cost $39,406,875)	39,406,875	39,406,875
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $332,187,669)	309,134,738
NET OTHER ASSETS - (13.0)%	(35,493,305)
NET ASSETS - 100%	$ 273,641,433
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,087 or 0.0% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 394
Fidelity Securities Lending Cash Central Fund	108,361
Total	$ 108,755
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2010, the cost of investment securities for income tax purposes was $340,931,687. Net unrealized depreciation aggregated $31,796,949, of which $16,321,783 related to appreciated investment securities and $48,118,732 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2010